Total Bond Market Index Portfolio

Schedule of Investments (unaudited)

As of March 31, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (65.4%)
U.S. Government Securities (42.1%)
United States Treasury Note/Bond	8.125%	8/15/19	64	65
United States Treasury Note/Bond	8.500%	2/15/20	387	407
United States Treasury Note/Bond	1.625%	3/15/20	2,605	2,586
United States Treasury Note/Bond	1.125%	3/31/20	5,900	5,827
United States Treasury Note/Bond	1.375%	3/31/20	7,070	6,998
United States Treasury Note/Bond	2.250%	3/31/20	2,889	2,885
United States Treasury Note/Bond	1.500%	4/15/20	5,780	5,727
United States Treasury Note/Bond	1.125%	4/30/20	7,175	7,079
United States Treasury Note/Bond	1.375%	4/30/20	6,773	6,699
United States Treasury Note/Bond	2.375%	4/30/20	1,188	1,188
United States Treasury Note/Bond	1.500%	5/15/20	10,100	10,001
United States Treasury Note/Bond	3.500%	5/15/20	605	612
United States Treasury Note/Bond	1.375%	5/31/20	4,300	4,250
United States Treasury Note/Bond	1.500%	5/31/20	4,508	4,462
United States Treasury Note/Bond	2.500%	5/31/20	3,365	3,369
United States Treasury Note/Bond	1.500%	6/15/20	5,980	5,917
United States Treasury Note/Bond	1.625%	6/30/20	1,110	1,100
United States Treasury Note/Bond	1.875%	6/30/20	7,025	6,981
United States Treasury Note/Bond	2.500%	6/30/20	3,270	3,275
United States Treasury Note/Bond	1.500%	7/15/20	16,997	16,808
United States Treasury Note/Bond	1.625%	7/31/20	5,194	5,143
United States Treasury Note/Bond	2.000%	7/31/20	2,419	2,407
United States Treasury Note/Bond	2.625%	7/31/20	4,285	4,299
United States Treasury Note/Bond	2.625%	8/15/20	2,258	2,265
United States Treasury Note/Bond	8.750%	8/15/20	6,925	7,515
United States Treasury Note/Bond	1.375%	8/31/20	1,825	1,800
United States Treasury Note/Bond	2.125%	8/31/20	967	964
United States Treasury Note/Bond	2.625%	8/31/20	7,097	7,121
United States Treasury Note/Bond	1.375%	9/15/20	9,434	9,306
United States Treasury Note/Bond	2.000%	9/30/20	597	594
United States Treasury Note/Bond	2.750%	9/30/20	5,662	5,696
United States Treasury Note/Bond	1.625%	10/15/20	4,575	4,526
United States Treasury Note/Bond	1.375%	10/31/20	6,831	6,730
United States Treasury Note/Bond	1.750%	10/31/20	7,636	7,566
United States Treasury Note/Bond	2.875%	10/31/20	5,565	5,611
United States Treasury Note/Bond	1.750%	11/15/20	7,580	7,510
United States Treasury Note/Bond	2.625%	11/15/20	2,290	2,300
United States Treasury Note/Bond	1.625%	11/30/20	5,586	5,522
United States Treasury Note/Bond	2.000%	11/30/20	8,575	8,529
United States Treasury Note/Bond	2.750%	11/30/20	2,807	2,826
United States Treasury Note/Bond	1.875%	12/15/20	3,470	3,445
United States Treasury Note/Bond	1.750%	12/31/20	4,042	4,003
United States Treasury Note/Bond	2.375%	12/31/20	8,150	8,158
United States Treasury Note/Bond	2.500%	12/31/20	3,821	3,833
United States Treasury Note/Bond	2.000%	1/15/21	4,007	3,986
United States Treasury Note/Bond	1.375%	1/31/21	6,706	6,595
United States Treasury Note/Bond	2.125%	1/31/21	4,171	4,158
United States Treasury Note/Bond	2.500%	1/31/21	7,700	7,728
United States Treasury Note/Bond	2.250%	2/15/21	11,225	11,214

United States Treasury Note/Bond	3.625%	2/15/21	768	787
United States Treasury Note/Bond	7.875%	2/15/21	1,180	1,300
United States Treasury Note/Bond	1.125%	2/28/21	580	567
United States Treasury Note/Bond	2.000%	2/28/21	4,050	4,028
United States Treasury Note/Bond	2.500%	2/28/21	11,488	11,537
United States Treasury Note/Bond	2.375%	3/15/21	13,122	13,147
United States Treasury Note/Bond	1.250%	3/31/21	9,170	8,989
United States Treasury Note/Bond	2.250%	3/31/21	14,460	14,456
United States Treasury Note/Bond	2.375%	4/15/21	8,381	8,398
United States Treasury Note/Bond	1.375%	4/30/21	650	638
United States Treasury Note/Bond	2.250%	4/30/21	3,436	3,434
United States Treasury Note/Bond	2.625%	5/15/21	19,719	19,861
United States Treasury Note/Bond	3.125%	5/15/21	5,625	5,722
United States Treasury Note/Bond	1.375%	5/31/21	5,426	5,324
United States Treasury Note/Bond	2.000%	5/31/21	6,752	6,713
United States Treasury Note/Bond	2.625%	6/15/21	10,023	10,105
United States Treasury Note/Bond	1.125%	6/30/21	5,078	4,956
United States Treasury Note/Bond	2.625%	7/15/21	16,405	16,538
United States Treasury Note/Bond	1.125%	7/31/21	9,520	9,278
United States Treasury Note/Bond	2.250%	7/31/21	6,425	6,423
United States Treasury Note/Bond	2.125%	8/15/21	3,445	3,434
United States Treasury Note/Bond	2.750%	8/15/21	23,185	23,450
United States Treasury Note/Bond	1.125%	8/31/21	1,578	1,536
United States Treasury Note/Bond	2.000%	8/31/21	8,250	8,201
United States Treasury Note/Bond	2.750%	9/15/21	6,614	6,694
United States Treasury Note/Bond	1.125%	9/30/21	1,417	1,380
United States Treasury Note/Bond	2.125%	9/30/21	1,775	1,770
United States Treasury Note/Bond	2.875%	10/15/21	13,961	14,177
United States Treasury Note/Bond	1.250%	10/31/21	4,654	4,539
United States Treasury Note/Bond	2.000%	10/31/21	4,420	4,393
United States Treasury Note/Bond	2.000%	11/15/21	115	114
United States Treasury Note/Bond	2.875%	11/15/21	1,233	1,253
United States Treasury Note/Bond	8.000%	11/15/21	3,400	3,891
United States Treasury Note/Bond	1.750%	11/30/21	7,492	7,398
United States Treasury Note/Bond	2.625%	12/15/21	12,401	12,529
United States Treasury Note/Bond	2.000%	12/31/21	7,295	7,253
United States Treasury Note/Bond	2.125%	12/31/21	928	925
United States Treasury Note/Bond	2.500%	1/15/22	18,036	18,166
United States Treasury Note/Bond	1.500%	1/31/22	2,384	2,336
United States Treasury Note/Bond	1.875%	1/31/22	8,835	8,749
United States Treasury Note/Bond	2.000%	2/15/22	135	134
United States Treasury Note/Bond	2.500%	2/15/22	9,901	9,978
United States Treasury Note/Bond	1.750%	2/28/22	6,330	6,245
United States Treasury Note/Bond	1.875%	2/28/22	6,490	6,426
United States Treasury Note/Bond	2.375%	3/15/22	6,805	6,838
United States Treasury Note/Bond	1.750%	3/31/22	8,649	8,531
United States Treasury Note/Bond	1.875%	3/31/22	5,215	5,164
United States Treasury Note/Bond	1.750%	4/30/22	3,992	3,936
United States Treasury Note/Bond	1.875%	4/30/22	3,822	3,783
United States Treasury Note/Bond	1.750%	5/15/22	342	337
United States Treasury Note/Bond	1.750%	5/31/22	5,115	5,041
United States Treasury Note/Bond	1.875%	5/31/22	5,650	5,590
United States Treasury Note/Bond	1.750%	6/30/22	13,350	13,156
United States Treasury Note/Bond	2.125%	6/30/22	1,040	1,037
United States Treasury Note/Bond	1.875%	7/31/22	6,417	6,345
United States Treasury Note/Bond	2.000%	7/31/22	6,025	5,983
United States Treasury Note/Bond	1.625%	8/15/22	169	166

United States Treasury Note/Bond	7.250%	8/15/22	100	116
United States Treasury Note/Bond	1.625%	8/31/22	5,905	5,789
United States Treasury Note/Bond	1.875%	8/31/22	5,445	5,382
United States Treasury Note/Bond	1.750%	9/30/22	9,437	9,287
United States Treasury Note/Bond	1.875%	9/30/22	13,475	13,321
United States Treasury Note/Bond	1.875%	10/31/22	6,520	6,442
United States Treasury Note/Bond	2.000%	10/31/22	6,456	6,407
United States Treasury Note/Bond	1.625%	11/15/22	8,675	8,495
United States Treasury Note/Bond	7.625%	11/15/22	40	47
United States Treasury Note/Bond	2.000%	11/30/22	21,833	21,663
United States Treasury Note/Bond	2.125%	12/31/22	10,051	10,015
United States Treasury Note/Bond	1.750%	1/31/23	7,020	6,898
United States Treasury Note/Bond	2.375%	1/31/23	2,430	2,444
United States Treasury Note/Bond	2.000%	2/15/23	798	791
United States Treasury Note/Bond	7.125%	2/15/23	1,690	1,994
United States Treasury Note/Bond	1.500%	2/28/23	2,889	2,811
United States Treasury Note/Bond	2.625%	2/28/23	1,261	1,280
United States Treasury Note/Bond	1.500%	3/31/23	8,180	7,954
United States Treasury Note/Bond	2.500%	3/31/23	6,770	6,841
United States Treasury Note/Bond	1.625%	4/30/23	215	210
United States Treasury Note/Bond	2.750%	4/30/23	3,500	3,571
United States Treasury Note/Bond	1.750%	5/15/23	7,400	7,261
United States Treasury Note/Bond	1.625%	5/31/23	7,175	7,002
United States Treasury Note/Bond	2.750%	5/31/23	5,850	5,972
United States Treasury Note/Bond	1.375%	6/30/23	5,050	4,876
United States Treasury Note/Bond	2.625%	6/30/23	5,398	5,484
United States Treasury Note/Bond	1.250%	7/31/23	3,300	3,167
United States Treasury Note/Bond	2.750%	7/31/23	1,930	1,971
United States Treasury Note/Bond	2.500%	8/15/23	5,460	5,521
United States Treasury Note/Bond	6.250%	8/15/23	6,565	7,653
United States Treasury Note/Bond	1.375%	8/31/23	10,235	9,867
United States Treasury Note/Bond	2.750%	8/31/23	8,235	8,415
United States Treasury Note/Bond	1.375%	9/30/23	2,315	2,230
United States Treasury Note/Bond	2.875%	9/30/23	4,309	4,427
United States Treasury Note/Bond	1.625%	10/31/23	3,750	3,652
United States Treasury Note/Bond	2.875%	10/31/23	6,203	6,376
United States Treasury Note/Bond	2.750%	11/15/23	8,261	8,447
United States Treasury Note/Bond	2.125%	11/30/23	6,150	6,120
United States Treasury Note/Bond	2.875%	11/30/23	344	354
United States Treasury Note/Bond	2.250%	12/31/23	4,150	4,153
United States Treasury Note/Bond	2.625%	12/31/23	9,062	9,221
United States Treasury Note/Bond	2.250%	1/31/24	3,215	3,217
United States Treasury Note/Bond	2.500%	1/31/24	9,419	9,534
United States Treasury Note/Bond	2.750%	2/15/24	10,710	10,961
United States Treasury Note/Bond	2.125%	2/29/24	11,700	11,638
United States Treasury Note/Bond	2.375%	2/29/24	6,712	6,760
United States Treasury Note/Bond	2.125%	3/31/24	15,555	15,477
United States Treasury Note/Bond	2.000%	4/30/24	385	380
United States Treasury Note/Bond	2.500%	5/15/24	9,960	10,080
United States Treasury Note/Bond	2.000%	5/31/24	6,739	6,659
United States Treasury Note/Bond	2.000%	6/30/24	11,655	11,509
United States Treasury Note/Bond	2.125%	7/31/24	7,736	7,684
United States Treasury Note/Bond	2.375%	8/15/24	11,564	11,629
United States Treasury Note/Bond	1.875%	8/31/24	4,655	4,564
United States Treasury Note/Bond	2.125%	9/30/24	3,394	3,370
United States Treasury Note/Bond	2.250%	10/31/24	7,630	7,623
United States Treasury Note/Bond	2.250%	11/15/24	10,681	10,666

United States Treasury Note/Bond	7.500%	11/15/24	25	32
United States Treasury Note/Bond	2.125%	11/30/24	10,905	10,819
United States Treasury Note/Bond	2.250%	12/31/24	1,645	1,643
United States Treasury Note/Bond	2.500%	1/31/25	6,340	6,416
United States Treasury Note/Bond	2.000%	2/15/25	8,625	8,487
United States Treasury Note/Bond	2.750%	2/28/25	2,513	2,578
United States Treasury Note/Bond	2.625%	3/31/25	9,536	9,716
United States Treasury Note/Bond	2.875%	4/30/25	4,060	4,194
United States Treasury Note/Bond	2.125%	5/15/25	12,735	12,608
United States Treasury Note/Bond	2.875%	5/31/25	6,350	6,560
United States Treasury Note/Bond	2.750%	6/30/25	4,880	5,008
United States Treasury Note/Bond	2.875%	7/31/25	5,105	5,277
United States Treasury Note/Bond	2.000%	8/15/25	14,581	14,316
United States Treasury Note/Bond	6.875%	8/15/25	2,085	2,645
United States Treasury Note/Bond	2.750%	8/31/25	9,260	9,506
United States Treasury Note/Bond	3.000%	9/30/25	5,041	5,252
United States Treasury Note/Bond	3.000%	10/31/25	4,015	4,184
United States Treasury Note/Bond	2.250%	11/15/25	11,246	11,200
United States Treasury Note/Bond	2.875%	11/30/25	6,285	6,503
United States Treasury Note/Bond	2.625%	12/31/25	10,390	10,595
United States Treasury Note/Bond	2.625%	1/31/26	4,959	5,057
United States Treasury Note/Bond	1.625%	2/15/26	16,476	15,750
United States Treasury Note/Bond	6.000%	2/15/26	600	739
United States Treasury Note/Bond	2.500%	2/28/26	8,195	8,292
United States Treasury Note/Bond	2.250%	3/31/26	4,265	4,248
United States Treasury Note/Bond	1.625%	5/15/26	9,289	8,865
United States Treasury Note/Bond	1.500%	8/15/26	4,949	4,670
United States Treasury Note/Bond	6.750%	8/15/26	630	817
United States Treasury Note/Bond	2.000%	11/15/26	19,605	19,143
United States Treasury Note/Bond	6.500%	11/15/26	765	986
United States Treasury Note/Bond	2.250%	2/15/27	6,372	6,328
United States Treasury Note/Bond	6.625%	2/15/27	1,065	1,391
United States Treasury Note/Bond	2.375%	5/15/27	9,832	9,850
United States Treasury Note/Bond	2.250%	8/15/27	7,822	7,753
United States Treasury Note/Bond	6.375%	8/15/27	185	241
United States Treasury Note/Bond	2.250%	11/15/27	9,297	9,207
United States Treasury Note/Bond	6.125%	11/15/27	1,839	2,373
United States Treasury Note/Bond	2.750%	2/15/28	7,480	7,700
United States Treasury Note/Bond	2.875%	5/15/28	12,080	12,561
United States Treasury Note/Bond	2.875%	8/15/28	13,582	14,127
United States Treasury Note/Bond	5.500%	8/15/28	2,745	3,456
United States Treasury Note/Bond	3.125%	11/15/28	8,828	9,374
United States Treasury Note/Bond	5.250%	11/15/28	3,155	3,921
United States Treasury Note/Bond	2.625%	2/15/29	12,851	13,102
United States Treasury Note/Bond	5.250%	2/15/29	600	749
United States Treasury Note/Bond	6.125%	8/15/29	830	1,111
United States Treasury Note/Bond	6.250%	5/15/30	2,350	3,220
United States Treasury Note/Bond	5.375%	2/15/31	5,975	7,775
United States Treasury Note/Bond	4.500%	2/15/36	1,165	1,478
United States Treasury Note/Bond	5.000%	5/15/37	150	203
United States Treasury Note/Bond	4.375%	2/15/38	200	253
United States Treasury Note/Bond	4.500%	5/15/38	559	720
United States Treasury Note/Bond	3.500%	2/15/39	2,760	3,133
United States Treasury Note/Bond	4.250%	5/15/39	3,107	3,892
United States Treasury Note/Bond	4.500%	8/15/39	3,356	4,341
United States Treasury Note/Bond	4.375%	11/15/39	2,817	3,586
United States Treasury Note/Bond	4.625%	2/15/40	4,250	5,590

United States Treasury Note/Bond	4.375%	5/15/40	3,735	4,761
United States Treasury Note/Bond	3.875%	8/15/40	3,680	4,392
United States Treasury Note/Bond	4.250%	11/15/40	2,395	3,006
United States Treasury Note/Bond	4.750%	2/15/41	3,956	5,302
United States Treasury Note/Bond	4.375%	5/15/41	1,840	2,351
United States Treasury Note/Bond	3.750%	8/15/41	5,050	5,920
United States Treasury Note/Bond	3.125%	11/15/41	2,701	2,879
United States Treasury Note/Bond	3.125%	2/15/42	3,631	3,866
United States Treasury Note/Bond	3.000%	5/15/42	8,725	9,097
United States Treasury Note/Bond	2.750%	8/15/42	6,740	6,726
United States Treasury Note/Bond	2.750%	11/15/42	6,821	6,800
United States Treasury Note/Bond	3.125%	2/15/43	5,850	6,213
United States Treasury Note/Bond	2.875%	5/15/43	7,685	7,821
United States Treasury Note/Bond	3.625%	8/15/43	6,405	7,375
United States Treasury Note/Bond	3.750%	11/15/43	7,693	9,037
United States Treasury Note/Bond	3.625%	2/15/44	5,777	6,657
United States Treasury Note/Bond	3.375%	5/15/44	6,129	6,789
United States Treasury Note/Bond	3.125%	8/15/44	8,006	8,504
United States Treasury Note/Bond	3.000%	11/15/44	10,165	10,567
United States Treasury Note/Bond	2.500%	2/15/45	6,460	6,109
United States Treasury Note/Bond	3.000%	5/15/45	4,767	4,958
United States Treasury Note/Bond	2.875%	8/15/45	9,208	9,351
United States Treasury Note/Bond	3.000%	11/15/45	4,524	4,705
United States Treasury Note/Bond	2.500%	2/15/46	8,128	7,662
United States Treasury Note/Bond	2.500%	5/15/46	7,381	6,954
United States Treasury Note/Bond	2.250%	8/15/46	5,756	5,144
United States Treasury Note/Bond	2.875%	11/15/46	12,500	12,686
United States Treasury Note/Bond	3.000%	2/15/47	937	975
United States Treasury Note/Bond	3.000%	5/15/47	7,293	7,575
United States Treasury Note/Bond	2.750%	8/15/47	6,713	6,633
United States Treasury Note/Bond	2.750%	11/15/47	10,571	10,442
United States Treasury Note/Bond	3.000%	2/15/48	8,479	8,793
United States Treasury Note/Bond	3.125%	5/15/48	8,985	9,549
United States Treasury Note/Bond	3.000%	8/15/48	9,510	9,865
United States Treasury Note/Bond	3.375%	11/15/48	7,445	8,302
United States Treasury Note/Bond	3.000%	2/15/49	10,695	11,104
				1,578,754
Agency Bonds and Notes (1.2%)
1 AID-Iraq	2.149%	1/18/22	100	100
1 AID-Israel	5.500%	12/4/23	50	57
1 AID-Israel	5.500%	4/26/24	475	545
1 AID-Jordan	2.503%	10/30/20	225	225
1 AID-Jordan	2.578%	6/30/22	200	201
1 AID-Jordan	3.000%	6/30/25	200	205
1 AID-Ukraine	1.847%	5/29/20	200	199
1 AID-Ukraine	1.471%	9/29/21	175	171
Federal Farm Credit Banks	2.550%	5/15/20	200	200
Federal Farm Credit Banks	1.680%	10/13/20	200	198
Federal Farm Credit Banks	2.550%	3/11/21	350	352
Federal Farm Credit Banks	2.230%	4/5/21	350	350
Federal Farm Credit Banks	3.050%	11/15/21	100	102
Federal Farm Credit Banks	3.500%	12/20/23	75	79
Federal Home Loan Banks	2.625%	5/28/20	1,200	1,203
Federal Home Loan Banks	1.375%	9/28/20	475	468
Federal Home Loan Banks	2.625%	10/1/20	1,000	1,004
Federal Home Loan Banks	5.250%	12/11/20	425	445
Federal Home Loan Banks	1.375%	2/18/21	450	442

Federal Home Loan Banks	5.625%	6/11/21	35	38
Federal Home Loan Banks	1.125%	7/14/21	525	512
Federal Home Loan Banks	3.000%	10/12/21	1,500	1,527
Federal Home Loan Banks	1.875%	11/29/21	500	495
Federal Home Loan Banks	2.125%	3/10/23	970	963
Federal Home Loan Banks	2.500%	2/13/24	535	540
Federal Home Loan Banks	3.250%	11/16/28	315	331
Federal Home Loan Banks	5.500%	7/15/36	1,400	1,872
2 Federal Home Loan Mortgage Corp.	1.375%	4/20/20	440	435
2 Federal Home Loan Mortgage Corp.	2.500%	4/23/20	831	832
2 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	860	851
2 Federal Home Loan Mortgage Corp.	1.875%	11/17/20	1,506	1,495
2 Federal Home Loan Mortgage Corp.	2.375%	2/16/21	1,200	1,201
2 Federal Home Loan Mortgage Corp.	1.125%	8/12/21	1,000	973
2 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	800	803
2 Federal Home Loan Mortgage Corp.	2.750%	6/19/23	500	509
2 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	127	173
2 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	2,129
2 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	502	692
2 Federal National Mortgage Assn.	1.500%	6/22/20	1,000	990
2 Federal National Mortgage Assn.	1.500%	7/30/20	1,000	989
2 Federal National Mortgage Assn.	2.875%	10/30/20	445	448
2 Federal National Mortgage Assn.	1.500%	11/30/20	694	684
2 Federal National Mortgage Assn.	1.875%	12/28/20	1,000	992
2 Federal National Mortgage Assn.	1.375%	2/26/21	550	540
2 Federal National Mortgage Assn.	2.500%	4/13/21	500	502
2 Federal National Mortgage Assn.	2.750%	6/22/21	891	900
2 Federal National Mortgage Assn.	1.250%	8/17/21	525	512
2 Federal National Mortgage Assn.	1.375%	10/7/21	1,200	1,174
2 Federal National Mortgage Assn.	2.000%	1/5/22	500	497
2 Federal National Mortgage Assn.	2.625%	1/11/22	216	218
2 Federal National Mortgage Assn.	2.000%	10/5/22	850	842
2 Federal National Mortgage Assn.	2.375%	1/19/23	2,394	2,401
2 Federal National Mortgage Assn.	2.875%	9/12/23	400	409
2 Federal National Mortgage Assn.	2.500%	2/5/24	975	983
2 Federal National Mortgage Assn.	2.625%	9/6/24	160	162
2 Federal National Mortgage Assn.	2.125%	4/24/26	575	562
2 Federal National Mortgage Assn.	1.875%	9/24/26	500	478
2 Federal National Mortgage Assn.	6.250%	5/15/29	175	230
2 Federal National Mortgage Assn.	7.125%	1/15/30	925	1,298
2 Federal National Mortgage Assn.	7.250%	5/15/30	300	426
2 Federal National Mortgage Assn.	6.625%	11/15/30	300	413
2 Federal National Mortgage Assn.	5.625%	7/15/37	275	372
Private Export Funding Corp.	2.300%	9/15/20	50	50
Private Export Funding Corp.	4.300%	12/15/21	100	105
Private Export Funding Corp.	2.800%	5/15/22	125	126
Private Export Funding Corp.	2.050%	11/15/22	1,075	1,061
Private Export Funding Corp.	3.550%	1/15/24	100	104
Private Export Funding Corp.	2.450%	7/15/24	100	99
Private Export Funding Corp.	3.250%	6/15/25	50	52
Tennessee Valley Authority	3.875%	2/15/21	250	257
Tennessee Valley Authority	1.875%	8/15/22	175	172
Tennessee Valley Authority	2.875%	9/15/24	191	195
Tennessee Valley Authority	6.750%	11/1/25	134	168
Tennessee Valley Authority	7.125%	5/1/30	1,000	1,404
Tennessee Valley Authority	4.650%	6/15/35	175	207
Tennessee Valley Authority	5.880%	4/1/36	250	337

	Tennessee Valley Authority	5.500%	6/15/38	100	133
	Tennessee Valley Authority	5.250%	9/15/39	412	529
	Tennessee Valley Authority	4.875%	1/15/48	100	127
	Tennessee Valley Authority	5.375%	4/1/56	50	71
	Tennessee Valley Authority	4.625%	9/15/60	180	227
	Tennessee Valley Authority	4.250%	9/15/65	200	238
					45,601
Conventional Mortgage-Backed Securities (22.0%)
2,3	Fannie Mae Pool	2.000%	11/1/27–11/1/31	1,921	1,888
2,3	Fannie Mae Pool	2.500%	1/1/27–10/1/46	19,025	18,966
2,3,4 Fannie Mae Pool		3.000%	11/1/25–4/1/49	71,313	71,461
2,3,4 Fannie Mae Pool		3.500%	10/1/20–4/1/49	93,017	94,608
2,3	Fannie Mae Pool	4.000%	6/1/19–4/1/49	87,863	90,610
2,3,4Fannie Mae Pool		4.500%	4/1/19–4/1/49	37,511	39,246
2,3,4Fannie Mae Pool		5.000%	12/1/19–4/1/49	10,914	11,626
2,3	Fannie Mae Pool	5.500%	7/1/19–4/1/40	6,327	6,834
2,3	Fannie Mae Pool	6.000%	9/1/19–5/1/41	3,819	4,123
2,3	Fannie Mae Pool	6.500%	12/1/23–10/1/39	1,002	1,079
2,3	Fannie Mae Pool	7.000%	6/1/23–11/1/37	322	365
2,3	Fannie Mae Pool	7.500%	11/1/22–2/1/32	30	35
2,3	Fannie Mae Pool	8.000%	6/1/22–11/1/30	14	16
2,3	Fannie Mae Pool	8.500%	7/1/22–4/1/31	6	7
2,3	Fannie Mae Pool	9.500%	9/1/19–2/1/25	2	2
2,3	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	764	747
2,3	Freddie Mac Gold Pool	2.500%	4/1/27–10/1/46	14,157	14,106
2,3	Freddie Mac Gold Pool	3.000%	10/1/26–4/1/49	48,737	48,841
2,3	Freddie Mac Gold Pool	3.500%	9/1/25–4/1/49	62,580	63,713
2,3,4Freddie Mac Gold Pool		4.000%	4/1/19–5/1/49	54,864	56,587
2,3,4 Freddie Mac Gold Pool		4.500%	4/1/19–4/1/49	24,403	25,537
2,3,4 Freddie Mac Gold Pool		5.000%	5/1/19–4/1/49	6,357	6,765
2,3	Freddie Mac Gold Pool	5.500%	7/1/20–6/1/41	3,080	3,336
2,3	Freddie Mac Gold Pool	6.000%	8/1/20–3/1/39	2,227	2,418
2,3	Freddie Mac Gold Pool	6.500%	8/1/23–4/1/39	661	723
2,3	Freddie Mac Gold Pool	7.000%	4/1/23–2/1/37	201	225
2,3	Freddie Mac Gold Pool	7.500%	1/1/23–4/1/28	14	21
2,3	Freddie Mac Gold Pool	8.000%	1/1/22–7/1/30	16	23
2,3	Freddie Mac Gold Pool	8.500%	8/1/23–11/1/30	9	12
2,3	Freddie Mac Gold Pool	9.000%	5/1/27–5/1/30	4	4
3	Ginnie Mae I Pool	3.000%	1/15/26–12/15/45	2,895	2,916
3,4	Ginnie Mae I Pool	3.500%	11/15/25–4/1/49	3,204	3,283
3	Ginnie Mae I Pool	4.000%	10/15/24–11/15/47	4,382	4,542
3	Ginnie Mae I Pool	4.500%	5/15/20–3/15/41	4,153	4,368
3	Ginnie Mae I Pool	5.000%	11/15/20–4/15/41	2,649	2,805
3	Ginnie Mae I Pool	5.500%	6/15/19–12/15/40	1,607	1,714
3	Ginnie Mae I Pool	6.000%	1/15/24–3/15/40	1,170	1,261
3	Ginnie Mae I Pool	6.500%	11/15/23–12/15/38	291	310
3	Ginnie Mae I Pool	7.000%	5/15/23–10/15/31	75	81
3	Ginnie Mae I Pool	7.500%	4/15/22–1/15/31	27	28
3	Ginnie Mae I Pool	8.000%	3/15/22–10/15/30	21	22
3	Ginnie Mae I Pool	8.500%	6/15/24–9/15/26	4	4
3	Ginnie Mae I Pool	9.000%	8/15/21–10/15/26	1	1
3	Ginnie Mae II Pool	2.500%	6/20/27–12/20/46	2,219	2,183
3	Ginnie Mae II Pool	3.000%	2/20/27–4/1/49	47,516	47,877
3,4	Ginnie Mae II Pool	3.500%	9/20/25–4/1/49	81,994	84,016
3,4	Ginnie Mae II Pool	4.000%	9/20/25–5/1/49	55,561	57,566
3,4	Ginnie Mae II Pool	4.500%	2/20/39–5/1/49	31,606	32,974
3,4	Ginnie Mae II Pool	5.000%	12/20/32–4/1/49	11,230	11,771

3	Ginnie Mae II Pool	5.500%	6/20/34–9/20/41	1,254	1,333
3	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	612	655
3	Ginnie Mae II Pool	6.500% 12/20/35–11/20/39		217	243
3	Ginnie Mae II Pool	7.000%	8/20/36–4/20/38	27	30
					823,907
Nonconventional Mortgage-Backed Securities (0.1%)
2,3	Fannie Mae Pool	2.135%	3/1/43	136	135
2,3	Fannie Mae Pool	2.181%	6/1/43	92	91
2,3	Fannie Mae Pool	2.198%	10/1/42	43	45
2,3	Fannie Mae Pool	2.271%	7/1/43	148	146
2,3	Fannie Mae Pool	2.389%	10/1/42	52	52
2,3	Fannie Mae Pool	2.437%	9/1/43	14	14
2,3	Fannie Mae Pool	3.361%	8/1/42	67	67
2,3	Fannie Mae Pool	3.490%	4/1/41	29	29
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
	1.290%	4.080%	12/1/41	28	29
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
	1.310%	4.011%	9/1/37	50	51
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
	1.392%	4.130%	10/1/37	17	18
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
	1.524%	4.324%	7/1/36	9	9
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
	1.553%	4.428%	12/1/33	9	9
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
	1.623%	4.748%	2/1/36	7	7
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
	1.627%	4.752%	3/1/38	5	5
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
	1.635%	4.385%	8/1/35	49	52
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
	1.635%	4.510%	11/1/36	13	14
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
	1.660%	4.410%	9/1/40	11	12
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
	1.665%	4.415%	6/1/36	1	1
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
	1.667%	4.423%	10/1/37	24	25
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
	1.690%	4.195%	5/1/40	14	14
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
	1.690%	4.440%	9/1/42	47	49
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
	1.690%	4.525%	10/1/39	12	12
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
	1.695%	4.445%	7/1/39	5	5
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
	1.697%	4.570%	1/1/42	35	36
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
	1.698%	4.476%	8/1/40	13	13
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
	1.700%	4.651%	12/1/40	20	21
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
	1.705%	4.570%	11/1/39	6	6
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
	1.717%	4.752%	1/1/37	12	13

2,3,5 Fannie Mae Pool, 12M USD LIBOR +
1.728%	4.581%	9/1/34	5	6
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
1.742%	4.451%	7/1/41	61	65
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
1.744%	4.571%	11/1/39	14	15
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
1.750%	4.549%	10/1/40	16	17
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
1.773%	4.598%	5/1/42	13	14
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
1.780%	4.905%	2/1/41	15	16
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
1.781%	4.371%	6/1/41	7	8
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
1.795%	3.674%	3/1/42	43	45
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
1.801%	4.536%	3/1/42	30	32
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
1.805%	4.680%	11/1/41	30	32
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
1.810%	4.685%	11/1/39–10/1/40	31	33
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
1.810%	4.810%	11/1/33–12/1/40	29	31
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
1.813%	4.648%	11/1/41	21	22
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
1.813%	4.803%	1/1/42	31	33
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
1.815%	4.320%	5/1/41	18	19
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
1.815%	4.689%	12/1/41	27	29
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
1.815%	4.690%	11/1/40–12/1/40	36	37
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
1.815%	4.940%	2/1/41	15	16
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
1.820%	4.565%	9/1/40	38	40
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
1.820%	4.730%	12/1/40	12	13
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
1.820%	4.852%	3/1/41	35	37
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
1.821%	4.904%	2/1/41	14	14
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
1.825%	3.950%	3/1/41	24	25
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
1.825%	4.670%	12/1/39	22	23
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
1.830%	4.580%	6/1/41	24	26
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
1.835%	4.859%	1/1/40	18	18
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
1.840%	4.590%	8/1/39	14	14
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
1.864%	4.220%	5/1/40	6	6

2,3,5 Fannie Mae Pool, 12M USD LIBOR +
1.880%	4.616%	11/1/34	12	12
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
1.909%	4.284%	4/1/37	10	10
2,3,5 Fannie Mae Pool, 12M USD LIBOR +
1.912%	4.537%	5/1/36	3	3
2,3,5 Fannie Mae Pool, 1YR CMT + 2.155%	4.780%	12/1/37	25	26
2,3,5 Fannie Mae Pool, 1YR CMT + 2.238%	4.488%	7/1/38	8	8
2,3,5 Fannie Mae Pool, 1YR CMT + 2.268%	4.797%	12/1/35	35	37
2,3,5 Fannie Mae Pool, 1YR CMT + 2.313%	5.028%	1/1/35	23	25
2,3,5 Fannie Mae Pool, 6M USD LIBOR + 1.063%	3.563%	4/1/37	17	17
2,3,5 Fannie Mae Pool, 6M USD LIBOR + 1.638%	4.424%	8/1/39	30	31
2,3,5 Fannie Mae Pool, 6M USD LIBOR + 1.700%	4.472%	7/1/37	8	9
2,3,5 Fannie Mae Pool, 6M USD LIBOR + 1.707%	3.393%	9/1/43	66	67
2,3,5 Fannie Mae Pool, 6M USD LIBOR + 1.716%	4.324%	5/1/42	55	57
2,3,5 Fannie Mae Pool, 6M USD LIBOR + 1.783%	4.511%	7/1/42	19	21
2,3,5 Fannie Mae Pool, 6M USD LIBOR + 1.840%	4.715%	8/1/37	13	14
2,3 Freddie Mac Non Gold Pool	2.396%	5/1/42	10	10
2,3,5 Freddie Mac Non Gold Pool, 12M USD
LIBOR + 0.985%	3.735%	10/1/37	2	2
2,3,5 Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.625%	4.625%	1/1/38	2	2
2,3,5 Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.640%	4.527%	12/1/36	12	13
2,3,5 Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.655%	4.653%	3/1/37	3	3
2,3,5 Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.660%	4.485%	10/1/37	12	13
2,3,5 Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.695%	4.768%	2/1/37	6	7
2,3,5 Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.718%	4.422%	9/1/37	12	13
2,3,5 Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.727%	4.748%	1/1/35	2	2
2,3,5 Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.743%	4.617%	12/1/36	16	17
2,3,5 Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.745%	4.739%	12/1/40	29	30
2,3,5 Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.750%	4.125%	5/1/38	2	2
2,3,5 Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.765%	4.640%	12/1/36	6	6
2,3,5 Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.796%	4.703%	12/1/34	9	9
2,3,5 Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.815%	4.689%	12/1/35	14	15
2,3,5 Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.860%	4.813%	2/1/42	13	14
2,3,5 Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.880%	4.255%	5/1/40	10	10
2,3,5 Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.880%	4.433%	5/1/40	7	7
2,3,5 Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.880%	4.470%	6/1/40	16	17
2,3,5 Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.880%	4.544%	6/1/41	10	11

2,3,5 Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	4.630%	6/1/40	14	14
2,3,5 Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	4.755%	11/1/40	4	4
2,3,5 Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	4.880%	12/1/40	4	4
2,3,5 Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	4.981%	1/1/41	19	20
2,3,5 Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	5.005%	3/1/41	7	7
2,3,5 Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.889%	4.984%	2/1/42	15	15
2,3,5 Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.894%	4.640%	9/1/40	26	27
2,3,5 Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.900%	4.515%	6/1/40	26	27
2,3,5 Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.900%	4.775%	11/1/40	18	18
2,3,5 Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.910%	4.946%	1/1/41	4	5
2,3,5 Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.910%	5.035%	2/1/41	23	24
2,3,5 Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.977%	4.450%	5/1/37	21	21
2,3,5 Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 2.075%	4.526%	7/1/35	8	9
2,3,5 Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 2.085%	5.210%	3/1/38	3	3
2,3,5 Freddie Mac Non Gold Pool, 1YR CMT +
	2.250%	4.232%	5/1/36	9	9
2,3,5 Freddie Mac Non Gold Pool, 1YR CMT +
	2.250%	4.744%	11/1/34	25	26
2,3,5 Freddie Mac Non Gold Pool, 1YR CMT +
	2.250%	4.993%	2/1/36	8	9
2,3,5 Freddie Mac Non Gold Pool, 1YR CMT +
	2.409%	5.056%	10/1/36	13	14
2,3,5 Freddie Mac Non Gold Pool, 6M USD LIBOR
	+ 1.355%	3.855%	6/1/37	8	8
3,5	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.375%	1/20/41–3/20/43	164	168
3,5	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.625%	4/20/41–6/20/43	132	136
3,5	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.750%	7/20/41–8/20/41	50	51
3,5	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.000%	7/20/38	4	4
3,5	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.125% 10/20/38–12/20/42		215	219
3,5	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.125%	5/20/41	8	8
3,5	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.250%	5/20/41	7	7
3,5	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.625%	11/20/40	3	3
					3,066
Total U.S. Government and Agency Obligations (Cost $2,437,724)					2,451,328
Asset-Backed/Commercial Mortgage-Backed Securities (2.6%)
3	Ally Auto Receivables Trust 2015-2	1.840%	6/15/20	17	17
3	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	100	100
3	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	25	25
3	Ally Auto Receivables Trust 2018-3	3.000%	1/17/23	25	25
3	Ally Auto Receivables Trust 2018-3	3.120%	7/17/23	50	51
3	Ally Master Owner Trust Series 2018-1	2.700%	1/17/23	425	424
3	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	100	101

3 American Express Credit Account Master
Trust 2017-1	1.930%	9/15/22	250	249
3 American Express Credit Account Master
Trust 2017-3	1.770%	11/15/22	300	298
3 American Express Credit Account Master
Trust 2017-6	2.040%	5/15/23	375	372
3 American Express Credit Account Master
Trust 2017-7	2.350%	5/15/25	225	223
3 American Express Credit Account Master
Trust 2018-1	2.670%	10/17/22	275	275
3 American Express Credit Account Master
Trust 2018-2	3.010%	10/15/25	250	255
3 American Express Credit Account Master
Trust 2018-4	2.990%	12/15/23	325	328
3 American Express Credit Account Master
Trust 2018-8	3.180%	4/15/24	100	102
3 AmeriCredit Automobile Receivables Trust
2016-3	1.460%	5/10/21	17	17
3 AmeriCredit Automobile Receivables Trust
2017-3	1.900%	3/18/22	80	79
3 AmeriCredit Automobile Receivables Trust
2018-1	3.070%	12/19/22	100	100
3 AmeriCredit Automobile Receivables Trust
2018-1	3.260%	1/18/24	56	56
3 AmeriCredit Automobile Receivables Trust
2018-1	3.500%	1/18/24	50	51
3 AmeriCredit Automobile Receivables Trust
2019-1	2.970%	11/20/23	75	75
3 BA Credit Card Trust 2017-A1	1.950%	8/15/22	250	248
3 BA Credit Card Trust 2018-A1	2.700%	7/17/23	475	476
3 Banc of America Commercial Mortgage Trust
2015-UBS7	3.429%	9/15/48	50	51
3 Banc of America Commercial Mortgage Trust
2015-UBS7	3.705%	9/15/48	75	78
3 Banc of America Commercial Mortgage Trust
2017-BNK3	3.574%	2/15/50	72	74
3 Banc of America Commercial Mortgage Trust
2017-BNK3	3.748%	2/15/50	28	29
3 BANK 2017 - BNK5	3.390%	6/15/60	150	152
3 BANK 2017 - BNK5	3.624%	6/15/60	100	101
3 BANK 2017 - BNK6	3.518%	7/15/60	404	414
3 BANK 2017 - BNK6	3.741%	7/15/60	404	408
3 BANK 2017 - BNK7	3.175%	9/15/60	100	100
3 BANK 2017 - BNK7	3.435%	9/15/60	75	77
3 BANK 2017 - BNK7	3.748%	9/15/60	75	77
3 BANK 2017 - BNK8	3.488%	11/15/50	150	153
3 BANK 2017 - BNK8	3.731%	11/15/50	25	26
3 BANK 2017 - BNK9	3.279%	11/15/54	150	151
3 BANK 2017 - BNK9	3.538%	11/15/54	150	154
3 BANK 2018 - BN10	3.641%	2/15/61	50	52
3 BANK 2018 - BN10	3.688%	2/15/61	250	259
3 BANK 2018 - BN10	3.898%	2/15/61	50	51
3 BANK 2018 - BN11	4.046%	3/15/61	100	106
3 BANK 2018 - BN12	4.255%	5/15/61	125	135
3 BANK 2018 - BN12	4.360%	5/15/61	50	54
3 BANK 2018 - BN13	4.217%	8/15/61	25	27
3 BANK 2018 - BN14	4.231%	9/15/60	100	108

3	BANK 2018 - BN15	4.407%	11/15/61	110	120
3	BANK 2018-BN14	4.128%	9/15/60	50	53
3	BANK 2018-BN14	4.481%	9/15/60	25	27
3	BANK 2019 - BN16	4.005%	2/15/52	125	133
§,3	BANK 2019 - BN17	3.714%	4/15/52	100	103
§,3	BANK 2019 - BN17	3.976%	4/15/52	25	26
3	Bank Of America Credit Card Trust 2018-A2	3.000%	9/15/23	400	404
	Bank of Nova Scotia	1.850%	4/14/20	450	446
	Bank of Nova Scotia	1.875%	4/26/21	175	172
3	Barclays Dryrock Issuance Trust 2016-1	1.520%	5/16/22	125	125
3	BBCMS Mortgage Trust 2017-C1	3.674%	2/15/50	325	334
3	BBCMS Mortgage Trust 2017-C1	3.898%	2/15/50	100	102
3	BBCMS Mortgage Trust 2018-C2	4.314%	12/15/51	125	135
3	Bear Stearns Commercial Mortgage
	Securities Trust 2007-TOP26	5.460%	1/12/45	35	35
3	Benchmark 2018-B1 Mortgage Trust	3.666%	1/15/51	100	104
3	Benchmark 2018-B1 Mortgage Trust	3.878%	1/15/51	50	52
3	Benchmark 2018-B2 Mortgage Trust	3.662%	2/15/51	125	129
3	Benchmark 2018-B2 Mortgage Trust	3.882%	2/15/51	325	341
3	Benchmark 2018-B2 Mortgage Trust	4.084%	2/15/51	150	157
3	Benchmark 2018-B3 Mortgage Trust	3.848%	4/10/51	100	104
3	Benchmark 2018-B3 Mortgage Trust	4.025%	4/10/51	225	239
3	Benchmark 2018-B4 Mortgage Trust	4.121%	7/15/51	350	374
3	Benchmark 2018-B4 Mortgage Trust	4.311%	7/15/51	75	80
3	Benchmark 2018-B5 Mortgage Trust	4.208%	7/15/51	75	81
3	Benchmark 2018-B6 Mortgage Trust	4.203%	10/10/51	50	53
3	Benchmark 2018-B6 Mortgage Trust	4.261%	10/10/51	50	54
3	Benchmark 2018-B6 Mortgage Trust	4.441%	10/10/51	25	27
3	Benchmark 2018-B7 Mortgage Trust	4.510%	5/15/53	175	192
3	Benchmark 2018-B8 Mortgage Trust	4.232%	1/15/52	125	135
3	Benchmark 2018-B8 Mortgage Trust	4.532%	1/15/52	50	54
§,3	Benchmark 2019-B10 Mortgage Trust	3.717%	3/15/62	80	82
§,3	Benchmark 2019-B10 Mortgage Trust	3.979%	3/15/62	50	52
3	Benchmark 2019-B9 Mortgage Trust	4.016%	3/15/52	105	111
3	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	75	75
3	BMW Vehicle Owner Trust 2018-A	2.350%	4/25/22	150	150
3	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	50	50
3	Capital Auto Receivables Asset Trust 2015-4	2.010%	7/20/20	2	2
3	Capital Auto Receivables Asset Trust 2016-3	1.690%	3/20/21	50	50
3	Capital One Multi-Asset Execution Trust
	2015-A2	2.080%	3/15/23	250	249
3	Capital One Multi-Asset Execution Trust
	2015-A8	2.050%	8/15/23	150	149
3	Capital One Multi-Asset Execution Trust
	2016-A3	1.340%	4/15/22	170	170
3	Capital One Multi-Asset Execution Trust
	2016-A4	1.330%	6/15/22	200	199
3	Capital One Multi-Asset Execution Trust
	2016-A6	1.820%	9/15/22	100	99
3	Capital One Multi-Asset Execution Trust
	2017-A4	1.990%	7/17/23	250	248
3	Capital One Multi-Asset Execution Trust
	2017-A6	2.290%	7/15/25	225	223
3	Capital One Multi-Asset Execution Trust
	2018-A1	3.010%	2/15/24	125	126
3	Capital One Multi-Asset Execution Trust
	2019-A1	2.840%	12/16/24	75	76

3 CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	30	30
3 CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	47	47
3 CarMax Auto Owner Trust 2015-4	1.560%	11/16/20	12	12
3 CarMax Auto Owner Trust 2015-4	1.830%	6/15/21	50	50
3 CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	47	47
3 CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	50	49
3 CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	75	74
3 CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	50	50
3 CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	75	75
3 CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	50	50
3 CarMax Auto Owner Trust 2018-2	2.980%	1/17/23	75	75
3 CarMax Auto Owner Trust 2018-2	3.160%	7/17/23	50	51
3 CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	150	146
3 CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	100	103
3 CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	25	26
3 CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	144	149
3 CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	31	32
3 CD 2017-CD6 Commercial Mortgage Trust	3.332%	11/13/50	50	51
3 CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	125	127
3 CD 2017-CD6 Commercial Mortgage Trust	3.709%	11/13/50	75	76
3 CD 2018-CD7 Commercial Mortgage Trust	4.279%	8/15/51	75	81
3 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.302%	8/1/20	5	5
3 CenterPoint Energy Transition Bond Co. IV
LLC 2012-1	3.028%	10/15/25	350	354
3 CFCRE Commercial Mortgage Trust 2016-
C3	3.865%	1/10/48	125	129
3 CFCRE Commercial Mortgage Trust 2016-
C4	3.283%	5/10/58	150	150
3 CFCRE Commercial Mortgage Trust 2016-
C4	3.691%	5/10/58	100	101
3 CFCRE Commercial Mortgage Trust 2016-
C6	3.217%	11/10/49	250	248
3 CFCRE Commercial Mortgage Trust 2017-
C8	3.572%	6/15/50	50	51
3 Chase Issuance Trust 2012-A4	1.580%	8/15/21	150	149
3 Chase Issuance Trust 2012-A7	2.160%	9/15/24	313	307
3 Chase Issuance Trust 2014-A2	2.770%	3/15/23	225	226
3 Chase Issuance Trust 2015-A4	1.840%	4/15/22	150	149
3 Chase Issuance Trust 2016-A2	1.370%	6/15/21	225	224
3 Chase Issuance Trust 2016-A4	1.490%	7/15/22	200	197
3 Chase Issuance Trust 2016-A5	1.270%	7/15/21	225	224
3 Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	100	101
3 Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	200	200
3 Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	500	499
3 Citibank Credit Card Issuance Trust 2016-A2	2.190%	11/20/23	200	198
3 Citibank Credit Card Issuance Trust 2017-A9	1.800%	9/20/21	340	339
3 Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	550	550
3 Citibank Credit Card Issuance Trust 2018-A3	3.290%	5/23/25	450	462
3 Citigroup Commercial Mortgage Trust 2012-
GC8	3.024%	9/10/45	75	76
3 Citigroup Commercial Mortgage Trust 2013-
GC11	3.093%	4/10/46	100	101
3 Citigroup Commercial Mortgage Trust 2013-
GC15	4.371%	9/10/46	50	53
3 Citigroup Commercial Mortgage Trust 2013-
GC15	4.649%	9/10/46	75	80

3	Citigroup Commercial Mortgage Trust 2014-
	GC19	3.552%	3/10/47	25	25
3	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	25	26
3	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.345%	3/10/47	25	26
3	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	50	52
3	Citigroup Commercial Mortgage Trust 2014-
	GC21	4.328%	5/10/47	50	52
3	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	100	103
3	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	175	181
3	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	225	227
3	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.571%	2/10/48	100	102
3	Citigroup Commercial Mortgage Trust 2015-
	GC29	2.674%	4/10/48	47	47
3	Citigroup Commercial Mortgage Trust 2015-
	GC29	3.192%	4/10/48	175	177
3	Citigroup Commercial Mortgage Trust 2015-
	GC29	3.758%	4/10/48	84	85
3	Citigroup Commercial Mortgage Trust 2015-
	GC31	3.762%	6/10/48	100	105
3	Citigroup Commercial Mortgage Trust 2015-
	GC33	3.778%	9/10/58	100	104
3	Citigroup Commercial Mortgage Trust 2016-
	C1	3.003%	5/10/49	55	55
3	Citigroup Commercial Mortgage Trust 2016-
	C1	3.209%	5/10/49	125	126
3	Citigroup Commercial Mortgage Trust 2016-
	GC36	3.616%	2/10/49	225	233
3	Citigroup Commercial Mortgage Trust 2016-
	P4	2.902%	7/10/49	75	74
3	Citigroup Commercial Mortgage Trust 2017-
	B1	3.458%	8/15/50	250	255
3	Citigroup Commercial Mortgage Trust 2017-
	B1	3.711%	8/15/50	50	51
3	Citigroup Commercial Mortgage Trust 2017-
	C4	3.471%	10/12/50	150	153
3	Citigroup Commercial Mortgage Trust 2017-
	C4	3.764%	10/12/50	50	51
3	Citigroup Commercial Mortgage Trust 2018-
	B2	3.788%	3/10/51	50	52
3	Citigroup Commercial Mortgage Trust 2018-
	B2	4.009%	3/10/51	275	292
3	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	58	59
3	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	65	66
3,6	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	78	79
3	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	125	125
3	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	20	21
3	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	29	29
3	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	40	42
3	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	150	159
3	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	30	32

3 COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	7	7
3 COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	47	48
3 COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	50	52
3 COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	50	52
3 COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	25	26
3 COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	25	26
3 COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	65	66
3 COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	47	48
3 COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	71	73
3 COMM 2013-CCRE9 Mortgage Trust	4.233%	7/10/45	90	95
3 COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	40	42
3 COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	104	105
3 COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	58	59
3 COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	26	26
3 COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	29	30
3 COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	56	59
3 COMM 2014-CCRE15 Mortgage Trust	4.691%	2/10/47	28	30
3 COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	50	51
3 COMM 2014-CCRE16 Mortgage Trust	4.278%	4/10/47	75	78
3 COMM 2014-CCRE17 Mortgage Trust	3.012%	5/10/47	27	27
3 COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	25	26
3 COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	50	53
3 COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	25	26
3 COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	50	51
3 COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	175	182
3 COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	50	52
3 COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	50	52
3 COMM 2014-CCRE21 Mortgage Trust	3.095%	12/10/47	75	75
3 COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	175	180
3 COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	150	157
3 COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	92	92
3 COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	50	52
3 COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	6	6
3 COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	22	22
3 COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	54	57
3 COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	15	15
3 COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	10	10
3 COMM 2014-UBS3 Mortgage Trust	2.844%	6/10/47	49	48
3 COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	100	104
3 COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	125	130
3 COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	44	45
3 COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	125	130
3 COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	90	90
3 COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	125	127
3 COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	225	233
3 COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	50	51
3 COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	50	50
3 COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	150	152
3 COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	50	51
3 COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	75	76
3 COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	100	103
3 COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	50	51
3 COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	125	130
3 COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	225	232
3 COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	125	128
3 COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	125	129
3 COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	25	25

3	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	125	126
3	COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	50	50
3	COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	150	156
3	COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	125	128
3	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	100	103
3	CSAIL 2015-C1 Commercial Mortgage Trust	3.791%	4/15/50	75	77
3	CSAIL 2015-C1 Commercial Mortgage Trust	4.044%	4/15/50	50	51
3	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	150	153
3	CSAIL 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	75	77
3	CSAIL 2015-C3 Commercial Mortgage Trust	3.448%	8/15/48	85	87
3	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	100	103
3	CSAIL 2015-C3 Commercial Mortgage Trust	4.106%	8/15/48	50	51
3	CSAIL 2015-C4 Commercial Mortgage Trust	3.617%	11/15/48	50	51
3	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	75	78
3	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	200	203
3	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	150	152
3	CSAIL 2017-CX10 Commercial Mortgage
	Trust	3.458%	11/15/50	150	152
3	CSAIL 2017-CX9 Commercial Mortgage
	Trust	3.446%	9/15/50	50	51
3	CSAIL 2018-CX11 Commercial Mortgage
	Trust	4.033%	4/15/51	275	289
3	CSAIL 2018-CX12 Commercial Mortgage
	Trust	4.224%	8/15/51	25	27
3	CSAIL 2019-C15 Commercial Mortgage
	Trust	4.053%	3/15/52	225	238
3	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	75	76
3	DBJPM 16-C3 Mortgage Trust	2.890%	8/10/49	100	98
3	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	100	101
3	DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	50	50
3	Discover Card Execution Note Trust 2015-A2	1.900%	10/17/22	275	273
3	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	225	224
3	Discover Card Execution Note Trust 2017-A2	2.390%	7/15/24	150	149
3	Discover Card Execution Note Trust 2018-A1	3.030%	8/15/25	225	228
3	Drive Auto Receivables Trust 2018-2	3.220%	4/15/22	100	100
3	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	100	101
2,3	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	115	117
2,3	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	300	306
2,3	Fannie Mae-Aces 2013-M12	2.403%	3/25/23	206	203
2,3	Fannie Mae-Aces 2013-M14	2.636%	4/25/23	159	159
2,3	Fannie Mae-Aces 2013-M14	3.329%	10/25/23	338	345
2,3	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	9	9
2,3	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	87	86
2,3	Fannie Mae-Aces 2014-M1	3.219%	7/25/23	412	421
2,3	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	286	285
2,3	Fannie Mae-Aces 2014-M13	2.566%	8/25/24	36	36
2,3	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	200	204
2,3	Fannie Mae-Aces 2014-M2	3.513%	12/25/23	337	349
2,3	Fannie Mae-Aces 2014-M3	3.481%	1/25/24	169	175
2,3	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	175	180
2,3	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	261	261
2,3	Fannie Mae-Aces 2014-M7	3.276%	6/25/24	292	298
2,3	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	30	29
2,3	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	175	177
2,3	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	200	203
2,3	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	300	298
2,3	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	100	101

2,3	Fannie Mae-Aces 2015-M12	2.797%	5/25/25	225	227
2,3	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	275	278
2,3	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	199	198
2,3	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	100	100
2,3	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	141	141
2,3	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	200	199
2,3	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	89	88
2,3	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	100	101
2,3	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	250	243
2,3	Fannie Mae-Aces 2016-M12	2.446%	9/25/26	250	244
2,3	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	200	197
2,3	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	100	100
2,3	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	100	99
2,3	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	200	196
2,3	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	50	49
2,3	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	75	73
2,3	Fannie Mae-Aces 2016-M9	2.292%	6/25/26	300	291
2,3	Fannie Mae-Aces 2017-M1	2.416%	10/25/26	200	195
2,3	Fannie Mae-Aces 2017-M10	2.561%	7/25/24	110	109
2,3	Fannie Mae-Aces 2017-M12	3.081%	6/25/27	300	305
2,3	Fannie Mae-Aces 2017-M15	3.136%	11/25/27	275	279
2,3	Fannie Mae-Aces 2017-M4	2.597%	12/25/26	200	197
2,3	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	150	151
2,3	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	514	521
2,3	Fannie Mae-Aces 2018-M12	3.640%	8/25/30	50	53
2,3	Fannie Mae-Aces 2018-M14	3.578%	8/25/28	100	104
2,3	Fannie Mae-Aces 2018-M2	2.902%	1/25/28	425	423
2,3	Fannie Mae-Aces 2018-M4	3.043%	3/25/28	165	167
2,3	Fannie Mae-Aces 2018-M7	3.052%	3/25/28	100	101
2,3	Fannie Mae-Aces 2018-M8	3.610%	2/25/31	300	312
2,3	Fannie Mae-Aces 2019-M1	3.555%	9/25/28	125	131
2,3	Fannie Mae-Aces 2019-M2	3.632%	11/25/28	200	211
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K005	3.484%	4/25/19	2	2
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K006	3.398%	7/25/19	25	25
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K009	2.757%	5/25/20	6	6
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K010	3.320%	7/25/20	5	5
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K011	4.084%	11/25/20	245	249
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K014	3.871%	4/25/21	131	133
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K017	2.873%	12/25/21	341	343
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K019	2.272%	3/25/22	150	149
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K020	2.373%	5/25/22	350	348
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K021	2.396%	6/25/22	225	224
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K026	2.510%	11/25/22	325	325
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K027	2.637%	1/25/23	325	326

2,3	FHLMC Multifamily Structured Pass Through
	Certificates K028	3.111%	2/25/23	475	484
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K029	3.320%	2/25/23	325	334
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K030	2.779%	9/25/22	166	166
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K030	3.250%	4/25/23	325	333
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K031	3.300%	4/25/23	1,215	1,248
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.016%	2/25/23	179	180
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.310%	5/25/23	340	350
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K033	2.871%	2/25/23	199	200
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K033	3.060%	7/25/23	325	331
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K034	3.531%	7/25/23	288	298
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K035	3.458%	8/25/23	400	413
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K036	3.527%	10/25/23	325	337
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K038	2.604%	10/25/23	76	76
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K038	3.389%	3/25/24	400	413
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K039	2.683%	12/25/23	47	47
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K039	3.303%	7/25/24	225	232
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K040	2.768%	4/25/24	78	78
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K040	3.241%	9/25/24	275	283
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K041	3.171%	10/25/24	275	282
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K042	2.267%	6/25/24	39	38
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K043	2.532%	10/25/23	40	40
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K043	3.062%	12/25/24	150	153
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K045	2.493%	11/25/24	104	103
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K045	3.023%	1/25/25	175	178
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K046	3.205%	3/25/25	175	180
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K047	2.827%	12/25/24	80	80
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K047	3.329%	5/25/25	175	181
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K048	3.284%	6/25/25	225	232

2,3	FHLMC Multifamily Structured Pass Through
	Certificates K049	3.010%	7/25/25	125	127
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K050	3.334%	8/25/25	200	207
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K052	3.151%	11/25/25	125	128
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K053	2.995%	12/25/25	75	76
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K054	2.745%	1/25/26	200	200
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K056	2.525%	5/25/26	150	147
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K058	2.653%	8/25/26	100	99
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K063	3.430%	1/25/27	475	493
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K064	3.224%	3/25/27	300	307
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K065	3.243%	4/25/27	433	444
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K066	3.117%	6/25/27	150	153
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K068	3.244%	8/25/27	125	128
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K069	3.187%	9/25/27	200	204
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K070	3.303%	11/25/27	75	77
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K071	3.286%	11/25/27	100	103
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K072	3.444%	12/25/27	100	104
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K075	3.650%	2/25/28	150	158
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K076	3.900%	4/25/28	350	376
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K081	3.900%	8/25/28	100	108
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K082	3.920%	9/25/28	75	81
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K084	3.780%	10/25/28	100	107
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K085	4.060%	10/25/28	150	163
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K087	3.591%	10/25/27	100	103
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K088	3.690%	1/25/29	275	293
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K089	3.563%	1/25/29	25	26
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K152	3.080%	1/25/31	100	99
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K155	3.750%	11/25/32	100	106
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K155	3.750%	4/25/33	200	211

2,3	FHLMC Multifamily Structured Pass Through
	Certificates K157	3.990%	5/25/33	75	81
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K157	3.990%	8/25/33	75	81
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K503	2.456%	8/25/19	147	146
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K504	2.566%	9/25/20	99	99
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K710	1.883%	5/25/19	10	10
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K711	1.730%	7/25/19	243	242
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K712	1.869%	11/25/19	157	156
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K713	2.313%	3/25/20	509	507
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K714	3.034%	10/25/20	395	396
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K716	2.413%	1/25/21	27	27
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K716	3.130%	6/25/21	370	374
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K717	2.991%	9/25/21	225	227
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.375%	9/25/21	143	142
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.791%	1/25/22	225	226
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K731	3.600%	2/25/25	225	235
2,3	FHLMC Multifamily Structured Pass Through
	Certificates KW01	2.853%	1/25/26	200	199
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K073	3.350%	1/25/28	125	129
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K074	3.600%	1/25/28	225	236
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K078	3.854%	6/25/51	100	107
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K079	3.926%	6/25/28	25	27
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K080	3.736%	4/25/28	99	104
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K080	3.926%	7/25/28	175	188
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K087	3.771%	12/25/28	400	426
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K1504	3.459%	11/25/32	50	51
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K1510	3.718%	1/25/31	75	79
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K1510	3.794%	1/25/34	125	132
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K715	2.856%	1/25/21	124	124
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K720	2.716%	6/25/22	150	151

2,3	FHLMC Multifamily Structures Pass Through
	Certificates K723	2.454%	8/25/23	125	124
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K724	3.062%	11/25/23	100	102
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K725	2.946%	7/25/24	200	203
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K726	2.905%	4/25/24	200	203
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K728	3.064%	8/25/24	275	280
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K730	3.452%	9/24/24	24	25
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K730	3.590%	1/25/25	275	288
2,3	FHLMC Multifamily Structures Pass Through
	Certificates KC02	3.370%	7/25/25	175	179
3	Ford Credit Auto Lease Trust 2018-A	2.930%	6/15/21	125	125
3	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	50	50
3	Ford Credit Auto Lease Trust 2019-A	2.980%	6/15/22	25	25
3	Ford Credit Auto Owner Trust 2015-B	1.580%	8/15/20	8	8
3	Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	30	29
3	Ford Credit Auto Owner Trust 2017-A	1.670%	6/15/21	73	73
3	Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	75	74
3	Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	375	373
3	Ford Credit Auto Owner Trust 2019-A	2.780%	9/15/23	150	151
3	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	50	50
3	Ford Credit Floorplan Master Owner Trust A
	Series 2017-2	2.160%	9/15/22	160	159
3	Ford Credit Floorplan Master Owner Trust A
	Series 2017-3	2.480%	9/15/24	170	168
3	Ford Credit Floorplan Master Owner Trust A
	Series 2018-1	2.950%	5/15/23	225	226
3	Ford Credit Floorplan Master Owner Trust A
	Series 2018-2	3.170%	3/15/25	200	203
3	GM Financial Automobile Leasing Trust
	2018-1	2.610%	1/20/21	125	125
3	GM Financial Automobile Leasing Trust
	2018-1	2.680%	12/20/21	25	25
3	GM Financial Automobile Leasing Trust
	2018-2	3.060%	6/21/21	50	50
3	GM Financial Automobile Leasing Trust
	2018-2	3.160%	4/20/22	25	25
3	GM Financial Consumer Automobile 2018-2	2.810%	12/16/22	100	100
3	GM Financial Consumer Automobile 2018-2	3.020%	12/18/23	75	76
3	GS Mortgage Securities Corporation II 2013-
	GC10	2.943%	2/10/46	92	92
3	GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	80	81
3	GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	299	303
3	GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	148	150
3	GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	125	125
3	GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	35	35
3	GS Mortgage Securities Trust 2013-GC13	4.050%	7/10/46	20	21
3	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	90	91
3	GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	39	39
3	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	26	27
3	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	150	158
3	GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	50	53

3 GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	50	51
3 GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	50	52
3 GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	125	131
3 GS Mortgage Securities Trust 2014-GC24	4.509%	9/10/47	25	26
3 GS Mortgage Securities Trust 2014-GC26	2.902%	11/10/47	26	26
3 GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	75	76
3 GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	225	233
3 GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	50	52
3 GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	50	51
3 GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	150	153
3 GS Mortgage Securities Trust 2015-GC30	2.726%	5/10/50	100	100
3 GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	150	153
3 GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	125	128
3 GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	50	52
3 GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	125	127
3 GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	100	103
3 GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	75	75
3 GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	200	197
3 GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	75	77
3 GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	50	51
3 GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	150	155
3 GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	50	52
3 GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	150	152
3 GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	261	264
3 GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	70	71
3 Honda Auto Receivables 2017-4 Owner
Trust	2.050%	11/22/21	100	100
3 Honda Auto Receivables 2018-1 Owner
Trust	2.640%	2/15/22	250	250
3 Honda Auto Receivables 2018-1 Owner
Trust	2.830%	5/15/24	75	75
3 Honda Auto Receivables 2018-2 Owner
Trust	3.010%	5/18/22	75	75
3 Honda Auto Receivables 2018-2 Owner
Trust	3.160%	8/19/24	50	51
3 Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	33	33
3 Hyundai Auto Receivables Trust 2016-B	1.290%	4/15/21	45	44
3 Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	75	74
3 Hyundai Auto Receivables Trust 2018-A	2.790%	7/15/22	50	50
3 Hyundai Auto Receivables Trust 2018-A	2.940%	6/17/24	75	76
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	174	177
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	123	123
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	176	179
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.143%	12/15/47	52	53
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	39	39
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.166%	12/15/46	100	105
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	208	209
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	2.872%	7/15/47	14	14

3 JP Morgan Chase Commercial Mortgage
Securities Trust 2015-JP1	3.914%	1/15/49	75	79
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3	2.870%	8/15/49	250	246
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.648%	12/15/49	100	103
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.870%	12/15/49	75	77
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.050%	7/15/50	100	101
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.744%	7/15/50	100	102
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2019-COR4	4.029%	3/10/52	300	317
3 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	39	40
3 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.042%	7/15/45	26	27
3 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	35	35
3 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	100	105
3 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.409%	8/15/46	30	32
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	9	9
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	65	68
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.420%	11/15/45	35	37
3 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	127	134
3 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	25	26
3 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.822%	2/15/47	30	32
3 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.046%	4/15/47	19	19
3 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.669%	4/15/47	50	51
3 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.997%	4/15/47	95	100
3 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.243%	4/15/47	50	52
3 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.428%	8/15/47	30	31
3 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.775%	8/15/47	25	26
3 JPMBB Commercial Mortgage Securities
Trust 2014-C22	3.801%	9/15/47	175	182
3 JPMBB Commercial Mortgage Securities
Trust 2014-C22	4.110%	9/15/47	50	52
3 JPMBB Commercial Mortgage Securities
Trust 2014-C23	3.934%	9/15/47	85	89
3 JPMBB Commercial Mortgage Securities
Trust 2014-C23	4.202%	9/15/47	50	52

3 JPMBB Commercial Mortgage Securities
Trust 2014-C24	2.940%	11/15/47	39	39
3 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.639%	11/15/47	50	52
3 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.914%	11/15/47	75	77
3 JPMBB Commercial Mortgage Securities
Trust 2014-C25	3.672%	11/15/47	200	207
3 JPMBB Commercial Mortgage Securities
Trust 2014-C25	4.065%	11/15/47	50	52
3 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.019%	1/15/48	81	81
3 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	175	180
3 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.800%	1/15/48	50	52
3 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.951%	1/15/48	50	51
3 JPMBB Commercial Mortgage Securities
Trust 2015-C27	2.734%	2/15/48	100	100
3 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.017%	2/15/48	110	111
3 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.179%	2/15/48	59	59
3 JPMBB Commercial Mortgage Securities
Trust 2015-C28	2.773%	10/15/48	107	106
3 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.227%	10/15/48	125	126
3 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.532%	10/15/48	50	51
3 JPMBB Commercial Mortgage Securities
Trust 2015-C29	2.921%	5/15/48	83	83
3 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.304%	5/15/48	57	58
3 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.611%	5/15/48	100	103
3 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.559%	7/15/48	125	128
3 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	100	104
3 JPMBB Commercial Mortgage Securities
Trust 2015-C30	4.226%	7/15/48	50	53
3 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.540%	8/15/48	53	54
3 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.801%	8/15/48	57	59
3 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.358%	11/15/48	125	127
3 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.598%	11/15/48	125	129
3 JPMBB Commercial Mortgage Securities
Trust 2015-C33	3.770%	12/15/48	82	85
3 JPMBB Commercial Mortgage Securities
Trust 2016-C1	3.316%	3/15/49	75	76
3 JPMCC Commercial Mortgage Securities
Trust 2017-JP5	3.723%	3/15/50	400	415

3 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.144%	6/15/49	75	75
3 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.484%	6/15/49	50	50
3 JPMDB Commercial Mortgage Securities
Trust 2017-C7	3.409%	10/15/50	75	75
3 JPMDB Commercial Mortgage Securities
Trust 2017-C7	3.713%	10/15/50	50	51
3 JPMDB Commercial Mortgage Securities
Trust 2018-C8	4.211%	6/15/51	225	242
3 JPMDB Commercial Mortgage Securities
Trust 2018-C8	4.421%	6/15/51	25	27
3 Mercedes-Benz Auto Lease Trust 2017-A	1.790%	4/15/20	119	119
3 Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	75	75
3 Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	25	25
3 Mercedes-Benz Auto Receivables Trust
2015-1	1.750%	12/15/21	16	16
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2012-C5	3.176%	8/15/45	100	101
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	4.165%	8/15/46	40	42
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	4.365%	8/15/46	20	21
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C12	4.259%	10/15/46	100	106
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	2.918%	2/15/46	68	68
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	3.214%	2/15/46	14	14
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C8	3.134%	12/15/48	100	101
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C8	3.376%	12/15/48	50	51
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.102%	5/15/46	50	51
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.456%	5/15/46	50	51
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	3.669%	2/15/47	93	95
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.064%	2/15/47	100	105
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.764%	2/15/47	100	106
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.477%	6/15/47	25	25
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.892%	6/15/47	100	105
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	4.338%	6/15/47	50	52
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	3.194%	10/15/47	93	93
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	4.429%	10/15/47	50	52
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.101%	12/15/47	125	125
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.326%	12/15/47	50	51

3 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.526%	12/15/47	75	77
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.069%	2/15/48	50	50
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.249%	2/15/48	200	203
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.040%	4/15/48	100	101
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.306%	4/15/48	75	76
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.883%	4/15/48	50	51
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	2.982%	7/15/50	75	75
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.398%	7/15/50	50	51
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.719%	7/15/50	125	129
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C25	3.383%	10/15/48	125	127
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C25	3.635%	10/15/48	75	78
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C26	3.323%	10/15/48	75	76
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C26	3.531%	10/15/48	75	77
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C27	3.557%	12/15/47	50	51
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C27	3.753%	12/15/47	75	78
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C28	3.288%	1/15/49	100	102
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C28	3.544%	1/15/49	225	231
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C30	2.860%	9/15/49	200	195
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C31	3.102%	11/15/49	250	249
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C33	3.599%	5/15/50	150	154
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C33	3.852%	5/15/50	100	103
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C34	3.276%	11/15/52	125	125
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C34	3.536%	11/15/52	150	153
3 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	350	354
3 Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	75	76
3 Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	75	78
3 Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	100	99
3 Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	83	82
3 Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	200	195
3 Morgan Stanley Capital I Trust 2016-UBS12	3.596%	12/15/49	200	206
3 Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	150	153
3 Morgan Stanley Capital I Trust 2019-L2	4.071%	3/15/52	150	160
3 Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	70	70
3 Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	25	25

3 Nissan Auto Receivables 2015-B Owner
Trust	1.790%	1/17/22	45	45
3 Nissan Auto Receivables 2015-C Owner
Trust	1.370%	5/15/20	4	4
3 Nissan Auto Receivables 2015-C Owner
Trust	1.670%	2/15/22	75	75
3 Nissan Auto Receivables 2016-C Owner
Trust	1.180%	1/15/21	45	45
3 Nissan Auto Receivables 2016-C Owner
Trust	1.380%	1/17/23	75	74
3 Nissan Auto Receivables 2017-B Owner
Trust	1.950%	10/16/23	104	103
3 Nissan Auto Receivables 2018-A Owner
Trust	2.650%	5/16/22	125	125
3 Nissan Auto Receivables 2018-A Owner
Trust	2.890%	6/17/24	100	101
3 Nissan Master Owner Trust Receivables
Series 2016-A	1.540%	6/15/21	100	100
Royal Bank of Canada	2.100%	10/14/20	800	794
Royal Bank of Canada	2.300%	3/22/21	175	174
3 Santander Drive Auto Receivables Trust
2017-3	1.870%	6/15/21	30	30
3 Santander Drive Auto Receivables Trust
2018-1	2.320%	8/16/21	25	25
3 Santander Drive Auto Receivables Trust
2018-2	2.750%	9/15/21	50	50
3 Santander Drive Auto Receivables Trust
2018-2	3.030%	9/15/22	50	50
3 Santander Drive Auto Receivables Trust
2018-2	3.350%	7/17/23	50	50
3 Santander Drive Auto Receivables Trust
2018-3	3.030%	2/15/22	50	50
3 Santander Drive Auto Receivables Trust
2018-3	3.290%	10/17/22	50	50
3 Santander Drive Auto Receivables Trust
2018-3	3.510%	8/15/23	50	50
3 Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	275	280
3 Synchrony Credit Card Master Note Trust
2016-2	2.210%	5/15/24	373	370
3 Synchrony Credit Card Master Note Trust
2016-3	1.580%	9/15/22	150	149
3 Synchrony Credit Card Master Note Trust
2017-2	2.620%	10/15/25	150	149
3 Synchrony Credit Card Master Note Trust
2018-1	2.970%	3/15/24	275	277
3 Synchrony Credit Card Master Note Trust
2018-2	3.470%	5/15/26	275	282
3 Synchrony Credit Card Master Note Trust
Series 2012-7	1.760%	9/15/22	148	147
3 TIAA Seasoned Commercial Mortgage Trust
2007-C4	5.482%	8/15/39	4	4
6 Toronto-Dominion Bank	2.250%	3/15/21	250	248
3 Toyota Auto Receivables 2015-C Owner
Trust	1.690%	12/15/20	20	20
3 Toyota Auto Receivables 2016-B Owner
Trust	1.300%	4/15/20	5	5

3	Toyota Auto Receivables 2016-B Owner
	Trust	1.520%	8/16/21	75	74
3	Toyota Auto Receivables 2016-C Owner
	Trust	1.140%	8/17/20	21	21
3	Toyota Auto Receivables 2016-C Owner
	Trust	1.320%	11/15/21	50	49
3	Toyota Auto Receivables 2017-D Owner
	Trust	1.930%	1/18/22	225	223
3	Toyota Auto Receivables 2018-A Owner
	Trust	2.350%	5/16/22	125	125
3	Toyota Auto Receivables 2018-A Owner
	Trust	2.520%	5/15/23	50	50
3	Toyota Auto Receivables 2018-B Owner
	Trust	2.960%	9/15/22	125	126
3	Toyota Auto Receivables 2018-B Owner
	Trust	3.110%	11/15/23	25	25
3	UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	100	101
3	UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	50	51
3	UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	150	152
3	UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	50	51
3	UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	175	177
3	UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	75	77
3	UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	100	100
3	UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	150	152
3	UBS Commercial Mortgage Trust 2017-C4	3.836%	10/15/50	62	63
3	UBS Commercial Mortgage Trust 2017-C5	3.474%	11/15/50	100	101
3	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	150	154
3	UBS Commercial Mortgage Trust 2017-C7	4.061%	12/15/50	100	104
3	UBS Commercial Mortgage Trust 2018-C11	4.241%	6/15/51	125	134
3	UBS Commercial Mortgage Trust 2018-C12	4.296%	8/15/51	100	107
3	UBS Commercial Mortgage Trust 2018-C13	4.208%	10/15/51	25	26
3	UBS Commercial Mortgage Trust 2018-C13	4.334%	10/15/51	75	81
3	UBS Commercial Mortgage Trust 2018-C14	4.448%	12/15/51	225	245
3	UBS Commercial Mortgage Trust 2018-C15	4.341%	12/15/51	125	135
3	UBS Commercial Mortgage Trust 2018-C8	3.720%	2/15/51	150	155
3	UBS Commercial Mortgage Trust 2018-C8	3.983%	2/15/51	275	288
3	UBS Commercial Mortgage Trust 2018-C8	4.215%	2/15/51	75	79
§,3	UBS Commercial Mortgage Trust 2019-C16	3.605%	4/15/52	100	103
3	UBS-Barclays Commercial Mortgage Trust
	2013-C5	3.185%	3/10/46	104	105
3	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.244%	4/10/46	165	168
3	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.469%	4/10/46	25	25
3	UBS-Barclays Commercial Mortgage Trust
	2018-C10	4.313%	5/15/51	175	188
3	UBS-Barclays Commercial Mortgage Trust
	2018-C9	4.117%	3/15/51	275	290
§,3	UBS-Barclays Commercial Mortgage Trust
	2019-C16	3.887%	4/15/52	25	26
3	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	69	69
3	Wells Fargo Commercial Mortgage Trust
	2014-LC16	2.819%	8/15/50	14	14
3	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.817%	8/15/50	75	78

3 Wells Fargo Commercial Mortgage Trust
2014-LC18	2.954%	12/15/47	76	76
3 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.271%	12/15/47	75	75
3 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.405%	12/15/47	125	127
3 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.808%	12/15/47	75	77
3 Wells Fargo Commercial Mortgage Trust
2015-C26	2.991%	2/15/48	125	126
3 Wells Fargo Commercial Mortgage Trust
2015-C26	3.166%	2/15/48	75	76
3 Wells Fargo Commercial Mortgage Trust
2015-C26	3.580%	2/15/48	50	51
3 Wells Fargo Commercial Mortgage Trust
2015-C27	3.190%	2/15/48	261	265
3 Wells Fargo Commercial Mortgage Trust
2015-C28	3.540%	5/15/48	175	180
3 Wells Fargo Commercial Mortgage Trust
2015-C28	3.872%	5/15/48	31	32
3 Wells Fargo Commercial Mortgage Trust
2015-C29	3.400%	6/15/48	125	128
3 Wells Fargo Commercial Mortgage Trust
2015-C29	3.637%	6/15/48	175	181
3 Wells Fargo Commercial Mortgage Trust
2015-LC20	2.978%	4/15/50	29	29
3 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.184%	4/15/50	276	279
3 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.719%	4/15/50	50	50
3 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.571%	9/15/58	50	51
3 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.839%	9/15/58	75	78
3 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.207%	9/15/58	75	79
3 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.632%	5/15/48	50	50
3 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.934%	5/15/48	50	50
3 Wells Fargo Commercial Mortgage Trust
2015-NXS1	3.148%	5/15/48	50	51
3 Wells Fargo Commercial Mortgage Trust
2015-P2	3.656%	12/15/48	100	103
3 Wells Fargo Commercial Mortgage Trust
2015-P2	3.809%	12/15/48	50	52
3 Wells Fargo Commercial Mortgage Trust
2015-SG1	3.789%	9/15/48	210	217
3 Wells Fargo Commercial Mortgage Trust
2016-BNK1	2.652%	8/15/49	150	146
3 Wells Fargo Commercial Mortgage Trust
2016-C32	3.324%	1/15/59	58	59
3 Wells Fargo Commercial Mortgage Trust
2016-C32	3.560%	1/15/59	125	129
3 Wells Fargo Commercial Mortgage Trust
2016-C33	3.426%	3/15/59	50	51

3 Wells Fargo Commercial Mortgage Trust
2016-C34	3.096%	6/15/49	75	74
3 Wells Fargo Commercial Mortgage Trust
2016-C37	3.794%	12/15/49	100	104
3 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.825%	10/15/49	100	100
3 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.942%	10/15/49	162	160
3 Wells Fargo Commercial Mortgage Trust
2017-C38	3.453%	7/15/50	192	195
3 Wells Fargo Commercial Mortgage Trust
2017-C38	3.665%	7/15/50	54	55
3 Wells Fargo Commercial Mortgage Trust
2017-C39	3.418%	9/15/50	175	177
3 Wells Fargo Commercial Mortgage Trust
2017-C39	3.702%	9/15/50	100	102
3 Wells Fargo Commercial Mortgage Trust
2017-C40	3.317%	10/15/50	100	100
3 Wells Fargo Commercial Mortgage Trust
2017-C40	3.581%	10/15/50	150	154
3 Wells Fargo Commercial Mortgage Trust
2017-C40	3.854%	10/15/50	25	26
3 Wells Fargo Commercial Mortgage Trust
2017-C41	3.472%	11/15/50	250	254
3 Wells Fargo Commercial Mortgage Trust
2018-C43	4.012%	3/15/51	275	291
3 Wells Fargo Commercial Mortgage Trust
2018-C43	4.152%	3/15/51	50	52
3 Wells Fargo Commercial Mortgage Trust
2018-C44	4.212%	5/15/51	175	188
3 Wells Fargo Commercial Mortgage Trust
2018-C45	4.184%	6/15/51	200	214
3 Wells Fargo Commercial Mortgage Trust
2018-C46	4.152%	8/15/51	75	80
3 Wells Fargo Commercial Mortgage Trust
2018-C47	4.442%	9/15/61	150	164
3 Wells Fargo Commercial Mortgage Trust
2019-C49	4.023%	3/15/52	225	238
3 WFRBS Commercial Mortgage Trust 2012-
C6	3.440%	4/15/45	175	178
3 WFRBS Commercial Mortgage Trust 2012-
C7	3.431%	6/15/45	125	127
3 WFRBS Commercial Mortgage Trust 2012-
C7	4.090%	6/15/45	100	102
3 WFRBS Commercial Mortgage Trust 2012-
C8	3.001%	8/15/45	75	75
3 WFRBS Commercial Mortgage Trust 2012-
C9	2.870%	11/15/45	139	139
3 WFRBS Commercial Mortgage Trust 2013-
C11	3.071%	3/15/45	94	95
3 WFRBS Commercial Mortgage Trust 2013-
C12	3.198%	3/15/48	39	40
3 WFRBS Commercial Mortgage Trust 2013-
C12	3.560%	3/15/48	18	18
3 WFRBS Commercial Mortgage Trust 2013-
C13	3.001%	5/15/45	76	76

3 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	15	15
3 WFRBS Commercial Mortgage Trust 2013-
C14	3.337%	6/15/46	150	153
3 WFRBS Commercial Mortgage Trust 2013-
C14	3.488%	6/15/46	75	76
3 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	18	18
3 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	100	105
3 WFRBS Commercial Mortgage Trust 2013-
C15	4.358%	8/15/46	20	21
3 WFRBS Commercial Mortgage Trust 2013-
C16	3.963%	9/15/46	27	28
3 WFRBS Commercial Mortgage Trust 2013-
C16	4.415%	9/15/46	30	32
3 WFRBS Commercial Mortgage Trust 2013-
C16	4.668%	9/15/46	50	53
3 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	23	24
3 WFRBS Commercial Mortgage Trust 2013-
C17	4.023%	12/15/46	25	26
3 WFRBS Commercial Mortgage Trust 2013-
C17	4.255%	12/15/46	25	26
3 WFRBS Commercial Mortgage Trust 2013-
C17	4.788%	12/15/46	25	26
3 WFRBS Commercial Mortgage Trust 2014-
C19	3.618%	3/15/47	25	26
3 WFRBS Commercial Mortgage Trust 2014-
C19	3.660%	3/15/47	22	22
3 WFRBS Commercial Mortgage Trust 2014-
C19	4.101%	3/15/47	50	53
3 WFRBS Commercial Mortgage Trust 2014-
C19	4.723%	3/15/47	25	26
3 WFRBS Commercial Mortgage Trust 2014-
C20	3.638%	5/15/47	25	26
3 WFRBS Commercial Mortgage Trust 2014-
C20	3.995%	5/15/47	25	26
3 WFRBS Commercial Mortgage Trust 2014-
C20	4.176%	5/15/47	25	26
3 WFRBS Commercial Mortgage Trust 2014-
C21	3.678%	8/15/47	75	78
3 WFRBS Commercial Mortgage Trust 2014-
C22	3.752%	9/15/57	150	156
3 WFRBS Commercial Mortgage Trust 2014-
C22	4.371%	9/15/57	25	26
3 WFRBS Commercial Mortgage Trust 2014-
C23	3.636%	10/15/57	76	78
3 WFRBS Commercial Mortgage Trust 2014-
C23	3.917%	10/15/57	50	52
3 WFRBS Commercial Mortgage Trust 2014-
C24	3.428%	11/15/47	65	66
3 WFRBS Commercial Mortgage Trust 2014-
C24	3.607%	11/15/47	65	67
3 WFRBS Commercial Mortgage Trust 2014-
LC14	2.862%	3/15/47	1	1

3 WFRBS Commercial Mortgage Trust 2014-
LC14	3.522%	3/15/47	59	60
3 WFRBS Commercial Mortgage Trust 2014-
LC14	4.045%	3/15/47	140	147
3 WFRBS Commercial Mortgage Trust 2014-
LC14	4.351%	3/15/47	60	63
3 World Financial Network Credit Card Master
Note Trust Series 2017-C	2.310%	8/15/24	150	149
3 World Financial Network Credit Card Master
Note Trust Series 2018-A	3.070%	12/16/24	200	201
3 World Omni Auto Receivables Trust 2015-B	1.490%	12/15/20	3	3
3 World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	50	50
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $97,059)				97,602
Corporate Bonds (26.4%)
Finance (8.4%)
Banking (6.0%)
American Express Co.	2.200%	10/30/20	300	298
American Express Co.	3.000%	2/22/21	150	151
American Express Co.	3.700%	11/5/21	200	204
American Express Co.	2.500%	8/1/22	500	494
American Express Co.	2.650%	12/2/22	225	223
American Express Co.	3.400%	2/27/23	300	304
American Express Co.	3.700%	8/3/23	325	333
American Express Co.	3.400%	2/22/24	225	228
American Express Co.	3.000%	10/30/24	300	298
American Express Co.	3.625%	12/5/24	150	153
American Express Co.	4.200%	11/6/25	150	159
American Express Co.	4.050%	12/3/42	67	69
American Express Credit Corp.	2.375%	5/26/20	330	329
American Express Credit Corp.	2.600%	9/14/20	300	300
American Express Credit Corp.	2.250%	5/5/21	275	273
American Express Credit Corp.	2.700%	3/3/22	300	300
American Express Credit Corp.	3.300%	5/3/27	350	355
Associated Bank NA	3.500%	8/13/21	50	50
Australia & New Zealand Banking Group Ltd.	2.125%	8/19/20	250	248
Australia & New Zealand Banking Group Ltd.	2.250%	11/9/20	200	199
Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	300	300
Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	325	321
Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	250	248
Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	200	198
Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	200	198
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	258
Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	250	250
Banco Santander SA	3.848%	4/12/23	200	202
Banco Santander SA	5.179%	11/19/25	450	475
Banco Santander SA	4.250%	4/11/27	400	401
Banco Santander SA	3.800%	2/23/28	200	193
Banco Santander SA	4.379%	4/12/28	200	202
Bank of America Corp.	2.250%	4/21/20	500	497
Bank of America Corp.	2.625%	10/19/20	525	524
Bank of America Corp.	2.625%	4/19/21	755	752
3 Bank of America Corp.	2.369%	7/21/21	500	497
3 Bank of America Corp.	2.328%	10/1/21	350	347
3 Bank of America Corp.	2.738%	1/23/22	250	249
3 Bank of America Corp.	3.499%	5/17/22	175	177
Bank of America Corp.	2.503%	10/21/22	300	296
Bank of America Corp.	3.300%	1/11/23	650	660

3 Bank of America Corp.	3.124%	1/20/23	145	146
3 Bank of America Corp.	2.881%	4/24/23	1,000	996
3 Bank of America Corp.	2.816%	7/21/23	1,250	1,241
Bank of America Corp.	4.100%	7/24/23	300	314
Bank of America Corp.	3.004%	12/20/23	1,346	1,340
Bank of America Corp.	4.125%	1/22/24	325	341
3 Bank of America Corp.	3.550%	3/5/24	600	609
Bank of America Corp.	4.000%	4/1/24	392	409
3 Bank of America Corp.	3.864%	7/23/24	125	128
Bank of America Corp.	4.200%	8/26/24	475	490
Bank of America Corp.	4.000%	1/22/25	455	465
Bank of America Corp.	3.950%	4/21/25	500	510
3 Bank of America Corp.	3.093%	10/1/25	350	346
3 Bank of America Corp.	3.366%	1/23/26	300	301
Bank of America Corp.	4.450%	3/3/26	675	704
Bank of America Corp.	3.500%	4/19/26	100	101
Bank of America Corp.	4.250%	10/22/26	725	745
Bank of America Corp.	3.248%	10/21/27	750	735
Bank of America Corp.	4.183%	11/25/27	375	382
3 Bank of America Corp.	3.824%	1/20/28	425	430
3 Bank of America Corp.	3.705%	4/24/28	350	350
3 Bank of America Corp.	3.593%	7/21/28	600	598
Bank of America Corp.	3.419%	12/20/28	1,334	1,304
3 Bank of America Corp.	3.970%	3/5/29	200	203
3 Bank of America Corp.	4.271%	7/23/29	100	104
3 Bank of America Corp.	3.974%	2/7/30	150	153
Bank of America Corp.	6.110%	1/29/37	335	397
3 Bank of America Corp.	4.244%	4/24/38	350	359
Bank of America Corp.	7.750%	5/14/38	340	476
Bank of America Corp.	5.875%	2/7/42	300	374
Bank of America Corp.	5.000%	1/21/44	750	846
Bank of America Corp.	4.875%	4/1/44	300	333
Bank of America Corp.	4.750%	4/21/45	100	105
3 Bank of America Corp.	4.443%	1/20/48	100	103
3 Bank of America Corp.	4.330%	3/15/50	250	256
Bank of America NA	6.000%	10/15/36	250	310
Bank of Montreal	3.100%	7/13/20	200	201
Bank of Montreal	3.100%	4/13/21	325	328
Bank of Montreal	1.900%	8/27/21	325	319
Bank of Montreal	2.900%	3/26/22	425	426
Bank of Montreal	2.350%	9/11/22	46	46
Bank of Montreal	2.550%	11/6/22	104	103
Bank of Montreal	3.300%	2/5/24	300	303
3 Bank of Montreal	4.338%	10/5/28	100	102
3 Bank of Montreal	3.803%	12/15/32	1,000	967
Bank of New York Mellon Corp.	2.600%	8/17/20	175	175
Bank of New York Mellon Corp.	2.450%	11/27/20	150	150
Bank of New York Mellon Corp.	2.050%	5/3/21	250	247
Bank of New York Mellon Corp.	3.550%	9/23/21	100	102
Bank of New York Mellon Corp.	2.600%	2/7/22	175	175
Bank of New York Mellon Corp.	2.950%	1/29/23	195	196
Bank of New York Mellon Corp.	3.500%	4/28/23	200	205
3 Bank of New York Mellon Corp.	2.661%	5/16/23	225	224
Bank of New York Mellon Corp.	3.450%	8/11/23	150	154
Bank of New York Mellon Corp.	2.200%	8/16/23	225	219
Bank of New York Mellon Corp.	3.250%	9/11/24	150	152
Bank of New York Mellon Corp.	3.000%	2/24/25	250	250

Bank of New York Mellon Corp.	2.800%	5/4/26	200	196
Bank of New York Mellon Corp.	2.450%	8/17/26	125	120
Bank of New York Mellon Corp.	3.250%	5/16/27	150	151
3 Bank of New York Mellon Corp.	3.442%	2/7/28	150	152
Bank of New York Mellon Corp.	3.000%	10/30/28	200	194
Bank of New York Mellon Corp.	3.300%	8/23/29	100	99
Bank of Nova Scotia	2.150%	7/14/20	200	199
Bank of Nova Scotia	2.350%	10/21/20	950	945
Bank of Nova Scotia	2.800%	7/21/21	420	421
Bank of Nova Scotia	2.700%	3/7/22	250	250
Bank of Nova Scotia	3.400%	2/11/24	200	203
Bank of Nova Scotia	4.500%	12/16/25	300	312
Barclays Bank plc	2.650%	1/11/21	200	199
Barclays plc	2.875%	6/8/20	500	499
Barclays plc	3.250%	1/12/21	300	300
Barclays plc	3.200%	8/10/21	150	150
Barclays plc	3.684%	1/10/23	100	100
3 Barclays plc	4.610%	2/15/23	200	204
3 Barclays plc	4.338%	5/16/24	1,000	1,009
Barclays plc	3.650%	3/16/25	350	342
Barclays plc	4.375%	1/12/26	300	304
Barclays plc	4.337%	1/10/28	200	198
3 Barclays plc	4.972%	5/16/29	200	207
Barclays plc	5.250%	8/17/45	250	260
Barclays plc	4.950%	1/10/47	200	200
BB&T Corp.	2.150%	2/1/21	125	124
BB&T Corp.	2.050%	5/10/21	175	173
BB&T Corp.	3.200%	9/3/21	150	151
BB&T Corp.	2.750%	4/1/22	175	175
BB&T Corp.	3.050%	6/20/22	500	504
BB&T Corp.	3.750%	12/6/23	250	259
BB&T Corp.	2.850%	10/26/24	100	99
BB&T Corp.	3.700%	6/5/25	175	181
BB&T Corp.	3.875%	3/19/29	200	203
BNP Paribas SA	2.375%	5/21/20	375	374
BNP Paribas SA	5.000%	1/15/21	475	493
BPCE SA	2.650%	2/3/21	275	274
BPCE SA	2.750%	12/2/21	250	249
6 BPCE SA	3.000%	5/22/22	250	247
BPCE SA	4.000%	4/15/24	325	336
BPCE SA	3.375%	12/2/26	250	247
Branch Banking & Trust Co.	2.250%	6/1/20	400	398
Branch Banking & Trust Co.	2.625%	1/15/22	250	250
Branch Banking & Trust Co.	3.625%	9/16/25	500	509
Canadian Imperial Bank of Commerce	2.100%	10/5/20	200	198
Canadian Imperial Bank of Commerce	2.700%	2/2/21	150	150
Canadian Imperial Bank of Commerce	2.550%	6/16/22	350	349
Canadian Imperial Bank of Commerce	3.500%	9/13/23	200	205
Canadian Imperial Bank of Commerce	3.100%	4/2/24	200	200
Capital One Bank USA NA	3.375%	2/15/23	235	235
Capital One Financial Corp.	2.500%	5/12/20	250	249
Capital One Financial Corp.	2.400%	10/30/20	250	249
Capital One Financial Corp.	4.750%	7/15/21	50	52
Capital One Financial Corp.	3.050%	3/9/22	175	176
Capital One Financial Corp.	3.200%	1/30/23	350	351
Capital One Financial Corp.	3.500%	6/15/23	27	27
Capital One Financial Corp.	3.900%	1/29/24	250	255

	Capital One Financial Corp.	3.750%	4/24/24	175	178
	Capital One Financial Corp.	3.300%	10/30/24	225	223
	Capital One Financial Corp.	4.200%	10/29/25	175	178
	Capital One Financial Corp.	3.750%	7/28/26	500	487
	Capital One Financial Corp.	3.750%	3/9/27	100	99
	Capital One Financial Corp.	3.800%	1/31/28	300	296
	Capital One NA	2.250%	9/13/21	175	172
	Capital One NA	2.650%	8/8/22	500	494
	Citibank NA	3.050%	5/1/20	400	402
	Citibank NA	2.100%	6/12/20	175	174
	Citibank NA	2.125%	10/20/20	400	397
	Citibank NA	2.850%	2/12/21	200	201
	Citibank NA	3.400%	7/23/21	475	482
3,6	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	372	384
	Citigroup Inc.	5.375%	8/9/20	50	52
	Citigroup Inc.	2.700%	3/30/21	600	600
	Citigroup Inc.	2.350%	8/2/21	150	148
	Citigroup Inc.	2.900%	12/8/21	200	200
	Citigroup Inc.	4.500%	1/14/22	475	496
	Citigroup Inc.	2.750%	4/25/22	425	424
	Citigroup Inc.	2.700%	10/27/22	375	372
	Citigroup Inc.	3.375%	3/1/23	150	152
	Citigroup Inc.	3.500%	5/15/23	675	685
3	Citigroup Inc.	2.876%	7/24/23	450	447
	Citigroup Inc.	3.875%	10/25/23	738	767
	Citigroup Inc.	4.000%	8/5/24	125	129
	Citigroup Inc.	3.875%	3/26/25	350	354
	Citigroup Inc.	3.300%	4/27/25	175	175
	Citigroup Inc.	4.400%	6/10/25	1,400	1,452
	Citigroup Inc.	5.500%	9/13/25	75	82
	Citigroup Inc.	3.700%	1/12/26	275	279
	Citigroup Inc.	4.600%	3/9/26	275	287
	Citigroup Inc.	3.400%	5/1/26	25	25
	Citigroup Inc.	3.200%	10/21/26	950	930
	Citigroup Inc.	4.300%	11/20/26	75	76
	Citigroup Inc.	4.450%	9/29/27	1,000	1,027
3	Citigroup Inc.	3.887%	1/10/28	525	533
3	Citigroup Inc.	3.668%	7/24/28	850	847
	Citigroup Inc.	4.125%	7/25/28	250	251
3	Citigroup Inc.	3.520%	10/27/28	580	571
3	Citigroup Inc.	4.075%	4/23/29	150	154
3	Citigroup Inc.	3.980%	3/20/30	325	330
	Citigroup Inc.	6.625%	6/15/32	100	123
	Citigroup Inc.	6.125%	8/25/36	75	89
3	Citigroup Inc.	3.878%	1/24/39	225	219
	Citigroup Inc.	8.125%	7/15/39	562	840
	Citigroup Inc.	5.875%	1/30/42	100	123
	Citigroup Inc.	5.300%	5/6/44	375	411
	Citigroup Inc.	4.650%	7/30/45	200	213
	Citigroup Inc.	4.750%	5/18/46	375	388
	Citigroup Inc.	4.650%	7/23/48	450	482
	Citizens Bank NA	2.200%	5/26/20	150	149
	Citizens Bank NA	2.250%	10/30/20	200	198
	Citizens Bank NA	2.550%	5/13/21	200	198
	Citizens Bank NA	3.250%	2/14/22	250	252
	Citizens Bank NA	2.650%	5/26/22	125	124
	Citizens Financial Group Inc.	4.300%	12/3/25	125	128

Comerica Bank	4.000%	7/27/25	50	52
Comerica Inc.	3.700%	7/31/23	200	206
Commonwealth Bank of Australia	2.400%	11/2/20	350	348
Commonwealth Bank of Australia	2.550%	3/15/21	175	174
6 Commonwealth Bank of Australia	2.750%	3/10/22	500	499
6 Commonwealth Bank of Australia	3.350%	6/4/24	500	508
Compass Bank	3.500%	6/11/21	150	151
Compass Bank	2.875%	6/29/22	250	247
Cooperatieve Rabobank UA	4.500%	1/11/21	150	154
Cooperatieve Rabobank UA	2.500%	1/19/21	600	597
Cooperatieve Rabobank UA	2.750%	1/10/22	250	250
Cooperatieve Rabobank UA	3.875%	2/8/22	525	540
Cooperatieve Rabobank UA	3.950%	11/9/22	125	127
Cooperatieve Rabobank UA	4.625%	12/1/23	175	183
Cooperatieve Rabobank UA	3.375%	5/21/25	275	279
Cooperatieve Rabobank UA	4.375%	8/4/25	600	619
Cooperatieve Rabobank UA	3.750%	7/21/26	225	221
Cooperatieve Rabobank UA	5.250%	5/24/41	100	121
Cooperatieve Rabobank UA	5.750%	12/1/43	250	298
Cooperatieve Rabobank UA	5.250%	8/4/45	600	678
Credit Suisse AG	3.000%	10/29/21	600	603
Credit Suisse AG	3.625%	9/9/24	575	583
6 Credit Suisse Group AG	3.574%	1/9/23	500	501
Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	250	250
Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	275	277
Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	750	761
Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	575	583
Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	250	252
Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	375	403
Deutsche Bank AG	2.700%	7/13/20	625	618
Deutsche Bank AG	2.950%	8/20/20	100	98
Deutsche Bank AG	3.125%	1/13/21	100	99
Deutsche Bank AG	3.150%	1/22/21	275	271
Deutsche Bank AG	4.250%	10/14/21	700	704
Deutsche Bank AG	3.300%	11/16/22	500	482
Deutsche Bank AG	3.950%	2/27/23	300	295
Deutsche Bank AG	3.700%	5/30/24	225	216
Deutsche Bank AG	4.100%	1/13/26	100	95
Discover Bank	3.200%	8/9/21	100	100
Discover Bank	3.350%	2/6/23	150	151
Discover Bank	4.200%	8/8/23	300	312
Discover Bank	3.450%	7/27/26	100	97
Discover Bank	4.650%	9/13/28	250	261
Discover Financial Services	3.850%	11/21/22	200	205
Discover Financial Services	3.950%	11/6/24	525	534
Discover Financial Services	3.750%	3/4/25	100	100
Discover Financial Services	4.500%	1/30/26	200	204
Fifth Third Bancorp	3.500%	3/15/22	125	128
Fifth Third Bancorp	4.300%	1/16/24	275	285
Fifth Third Bancorp	3.650%	1/25/24	150	154
Fifth Third Bancorp	3.950%	3/14/28	75	77
Fifth Third Bancorp	8.250%	3/1/38	200	278
Fifth Third Bank	2.200%	10/30/20	200	198
Fifth Third Bank	2.250%	6/14/21	300	296
Fifth Third Bank	3.350%	7/26/21	200	202
Fifth Third Bank	3.950%	7/28/25	200	209
Fifth Third Bank	3.850%	3/15/26	200	203

First Horizon National Corp.	3.500%	12/15/20	100	101
First Republic Bank	2.500%	6/6/22	100	99
First Republic Bank	4.375%	8/1/46	75	73
FirstMerit Bank NA	4.270%	11/25/26	150	149
Goldman Sachs Bank USA	3.200%	6/5/20	200	201
Goldman Sachs Capital I	6.345%	2/15/34	225	271
Goldman Sachs Group Inc.	2.600%	4/23/20	775	773
Goldman Sachs Group Inc.	6.000%	6/15/20	480	498
Goldman Sachs Group Inc.	2.750%	9/15/20	550	550
Goldman Sachs Group Inc.	2.875%	2/25/21	175	175
Goldman Sachs Group Inc.	2.625%	4/25/21	150	149
Goldman Sachs Group Inc.	5.250%	7/27/21	650	684
Goldman Sachs Group Inc.	2.350%	11/15/21	500	493
Goldman Sachs Group Inc.	5.750%	1/24/22	675	724
Goldman Sachs Group Inc.	3.000%	4/26/22	545	543
3 Goldman Sachs Group Inc.	2.876%	10/31/22	1,055	1,045
Goldman Sachs Group Inc.	3.625%	1/22/23	425	433
Goldman Sachs Group Inc.	3.200%	2/23/23	425	426
3 Goldman Sachs Group Inc.	2.908%	6/5/23	350	346
3 Goldman Sachs Group Inc.	2.905%	7/24/23	500	495
Goldman Sachs Group Inc.	3.625%	2/20/24	300	304
Goldman Sachs Group Inc.	4.000%	3/3/24	525	541
Goldman Sachs Group Inc.	3.850%	7/8/24	175	179
Goldman Sachs Group Inc.	3.500%	1/23/25	750	750
3 Goldman Sachs Group Inc.	3.272%	9/29/25	550	542
Goldman Sachs Group Inc.	4.250%	10/21/25	200	205
Goldman Sachs Group Inc.	3.750%	2/25/26	200	201
Goldman Sachs Group Inc.	3.500%	11/16/26	1,250	1,233
Goldman Sachs Group Inc.	5.950%	1/15/27	400	448
Goldman Sachs Group Inc.	3.850%	1/26/27	350	352
3 Goldman Sachs Group Inc.	3.691%	6/5/28	500	495
3 Goldman Sachs Group Inc.	3.814%	4/23/29	400	396
3 Goldman Sachs Group Inc.	4.223%	5/1/29	650	665
Goldman Sachs Group Inc.	6.450%	5/1/36	50	59
Goldman Sachs Group Inc.	6.750%	10/1/37	975	1,189
3 Goldman Sachs Group Inc.	4.017%	10/31/38	350	336
3 Goldman Sachs Group Inc.	4.411%	4/23/39	500	499
Goldman Sachs Group Inc.	6.250%	2/1/41	675	834
Goldman Sachs Group Inc.	4.800%	7/8/44	325	344
Goldman Sachs Group Inc.	5.150%	5/22/45	475	501
Goldman Sachs Group Inc.	4.750%	10/21/45	225	239
HSBC Bank USA NA	4.875%	8/24/20	250	257
HSBC Bank USA NA	5.625%	8/15/35	250	287
HSBC Bank USA NA	7.000%	1/15/39	250	333
HSBC Holdings plc	3.400%	3/8/21	625	631
HSBC Holdings plc	2.950%	5/25/21	800	801
HSBC Holdings plc	2.650%	1/5/22	500	496
HSBC Holdings plc	4.875%	1/14/22	160	168
HSBC Holdings plc	4.000%	3/30/22	290	299
3 HSBC Holdings plc	3.262%	3/13/23	560	562
HSBC Holdings plc	3.600%	5/25/23	200	204
3 HSBC Holdings plc	3.033%	11/22/23	200	198
HSBC Holdings plc	4.250%	3/14/24	250	256
3 HSBC Holdings plc	3.950%	5/18/24	500	509
3 HSBC Holdings plc	3.803%	3/11/25	575	583
HSBC Holdings plc	4.250%	8/18/25	150	153
HSBC Holdings plc	4.300%	3/8/26	1,100	1,137

HSBC Holdings plc	3.900%	5/25/26	450	454
3 HSBC Holdings plc	4.292%	9/12/26	250	258
HSBC Holdings plc	4.375%	11/23/26	350	359
3 HSBC Holdings plc	4.041%	3/13/28	400	403
3 HSBC Holdings plc	4.583%	6/19/29	400	420
HSBC Holdings plc	7.625%	5/17/32	100	132
HSBC Holdings plc	7.350%	11/27/32	100	129
HSBC Holdings plc	6.500%	5/2/36	350	430
HSBC Holdings plc	6.500%	9/15/37	50	62
HSBC Holdings plc	6.800%	6/1/38	200	256
HSBC Holdings plc	5.250%	3/14/44	750	830
HSBC USA Inc.	2.750%	8/7/20	150	150
HSBC USA Inc.	5.000%	9/27/20	300	309
Huntington Bancshares Inc.	7.000%	12/15/20	25	27
Huntington Bancshares Inc.	3.150%	3/14/21	100	100
Huntington Bancshares Inc.	2.300%	1/14/22	200	197
Huntington National Bank	2.400%	4/1/20	150	149
Huntington National Bank	3.250%	5/14/21	250	252
Huntington National Bank	2.500%	8/7/22	200	197
Huntington National Bank	3.550%	10/6/23	250	256
ING Groep NV	3.150%	3/29/22	200	200
ING Groep NV	4.100%	10/2/23	300	308
ING Groep NV	3.950%	3/29/27	300	301
ING Groep NV	4.550%	10/2/28	200	210
JPMorgan Chase & Co.	2.750%	6/23/20	965	966
JPMorgan Chase & Co.	4.400%	7/22/20	475	486
JPMorgan Chase & Co.	4.250%	10/15/20	200	205
JPMorgan Chase & Co.	2.550%	10/29/20	450	449
JPMorgan Chase & Co.	2.550%	3/1/21	850	848
JPMorgan Chase & Co.	4.625%	5/10/21	250	259
JPMorgan Chase & Co.	2.400%	6/7/21	275	273
JPMorgan Chase & Co.	2.295%	8/15/21	450	444
JPMorgan Chase & Co.	4.350%	8/15/21	205	212
JPMorgan Chase & Co.	4.500%	1/24/22	325	340
3 JPMorgan Chase & Co.	3.514%	6/18/22	200	203
JPMorgan Chase & Co.	3.250%	9/23/22	750	762
JPMorgan Chase & Co.	2.972%	1/15/23	370	370
JPMorgan Chase & Co.	3.200%	1/25/23	750	759
3 JPMorgan Chase & Co.	3.207%	4/1/23	1,000	1,004
3 JPMorgan Chase & Co.	2.776%	4/25/23	350	348
JPMorgan Chase & Co.	3.375%	5/1/23	300	303
JPMorgan Chase & Co.	2.700%	5/18/23	250	247
JPMorgan Chase & Co.	3.875%	2/1/24	575	599
3 JPMorgan Chase & Co.	3.559%	4/23/24	325	330
JPMorgan Chase & Co.	3.625%	5/13/24	500	515
3 JPMorgan Chase & Co.	3.797%	7/23/24	175	180
JPMorgan Chase & Co.	3.875%	9/10/24	575	590
3 JPMorgan Chase & Co.	4.023%	12/5/24	300	311
JPMorgan Chase & Co.	3.125%	1/23/25	400	401
3 JPMorgan Chase & Co.	3.220%	3/1/25	600	600
JPMorgan Chase & Co.	3.900%	7/15/25	300	312
JPMorgan Chase & Co.	3.300%	4/1/26	685	687
JPMorgan Chase & Co.	3.200%	6/15/26	300	298
JPMorgan Chase & Co.	2.950%	10/1/26	875	855
JPMorgan Chase & Co.	4.125%	12/15/26	450	464
3 JPMorgan Chase & Co.	3.960%	1/29/27	500	517
JPMorgan Chase & Co.	3.625%	12/1/27	1,000	992

3 JPMorgan Chase & Co.	3.782%	2/1/28	625	638
3 JPMorgan Chase & Co.	3.540%	5/1/28	350	351
3 JPMorgan Chase & Co.	3.509%	1/23/29	425	421
3 JPMorgan Chase & Co.	4.005%	4/23/29	300	308
3 JPMorgan Chase & Co.	4.203%	7/23/29	200	209
3 JPMorgan Chase & Co.	4.452%	12/5/29	350	373
JPMorgan Chase & Co.	6.400%	5/15/38	450	585
JPMorgan Chase & Co.	5.500%	10/15/40	650	775
JPMorgan Chase & Co.	5.600%	7/15/41	275	334
JPMorgan Chase & Co.	5.400%	1/6/42	150	178
JPMorgan Chase & Co.	5.625%	8/16/43	300	356
JPMorgan Chase & Co.	4.950%	6/1/45	100	110
3 JPMorgan Chase & Co.	4.260%	2/22/48	375	383
3 JPMorgan Chase & Co.	4.032%	7/24/48	500	494
3 JPMorgan Chase & Co.	3.964%	11/15/48	500	489
3 JPMorgan Chase & Co.	3.897%	1/23/49	400	388
3 JPMorgan Chase Bank NA	2.604%	2/1/21	250	249
3 JPMorgan Chase Bank NA	3.086%	4/26/21	400	401
KeyBank NA	2.300%	9/14/22	200	197
KeyBank NA	3.375%	3/7/23	250	255
KeyBank NA	3.300%	6/1/25	125	127
KeyCorp	5.100%	3/24/21	25	26
KeyCorp	4.150%	10/29/25	150	158
KeyCorp	4.100%	4/30/28	600	623
Lloyds Bank plc	6.375%	1/21/21	175	185
Lloyds Bank plc	3.300%	5/7/21	200	202
Lloyds Banking Group plc	3.000%	1/11/22	300	297
Lloyds Banking Group plc	4.050%	8/16/23	900	917
3 Lloyds Banking Group plc	2.907%	11/7/23	400	390
Lloyds Banking Group plc	3.900%	3/12/24	200	203
Lloyds Banking Group plc	4.450%	5/8/25	200	206
Lloyds Banking Group plc	4.582%	12/10/25	700	708
Lloyds Banking Group plc	3.750%	1/11/27	200	196
Lloyds Banking Group plc	4.375%	3/22/28	250	255
Lloyds Banking Group plc	4.550%	8/16/28	200	207
3 Lloyds Banking Group plc	3.574%	11/7/28	200	192
Lloyds Banking Group plc	5.300%	12/1/45	200	210
Lloyds Banking Group plc	4.344%	1/9/48	700	626
M&T Bank Corp.	3.550%	7/26/23	200	206
Manufacturers & Traders Trust Co.	2.625%	1/25/21	225	224
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	403	404
Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	200	203
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	400	392
Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	200	201
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	300	297
Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	300	304
Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	740	760
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	100	98
Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	200	203
Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	250	258
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	525	542
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	250	239
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	500	513
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	250	250
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	200	209
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	200	211
Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	200	205

Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	50	53
Mizuho Financial Group Inc.	3.549%	3/5/23	200	203
3 Mizuho Financial Group Inc.	3.922%	9/11/24	200	206
Mizuho Financial Group Inc.	3.663%	2/28/27	250	256
Mizuho Financial Group Inc.	4.018%	3/5/28	325	343
3 Mizuho Financial Group Inc.	4.254%	9/11/29	400	425
Morgan Stanley	2.800%	6/16/20	800	801
Morgan Stanley	5.500%	7/24/20	175	181
Morgan Stanley	5.750%	1/25/21	250	263
Morgan Stanley	2.500%	4/21/21	200	199
Morgan Stanley	5.500%	7/28/21	75	79
Morgan Stanley	2.625%	11/17/21	500	497
Morgan Stanley	2.750%	5/19/22	600	597
Morgan Stanley	4.875%	11/1/22	425	448
Morgan Stanley	3.125%	1/23/23	750	753
Morgan Stanley	3.750%	2/25/23	675	693
3 Morgan Stanley	3.737%	4/24/24	750	764
Morgan Stanley	3.875%	4/29/24	545	559
Morgan Stanley	3.700%	10/23/24	650	663
Morgan Stanley	4.000%	7/23/25	230	237
Morgan Stanley	5.000%	11/24/25	650	697
Morgan Stanley	3.875%	1/27/26	225	230
Morgan Stanley	3.125%	7/27/26	700	682
Morgan Stanley	6.250%	8/9/26	425	493
Morgan Stanley	4.350%	9/8/26	400	411
Morgan Stanley	3.625%	1/20/27	850	852
Morgan Stanley	3.950%	4/23/27	325	325
3 Morgan Stanley	3.591%	7/22/28	875	869
3 Morgan Stanley	3.772%	1/24/29	575	575
3 Morgan Stanley	4.431%	1/23/30	600	632
Morgan Stanley	7.250%	4/1/32	150	201
3 Morgan Stanley	3.971%	7/22/38	375	366
3 Morgan Stanley	4.457%	4/22/39	250	260
Morgan Stanley	6.375%	7/24/42	600	776
Morgan Stanley	4.300%	1/27/45	650	660
Morgan Stanley	4.375%	1/22/47	175	180
MUFG Americas Holdings Corp.	3.500%	6/18/22	475	484
MUFG Americas Holdings Corp.	3.000%	2/10/25	80	79
National Australia Bank Ltd.	2.125%	5/22/20	600	596
National Australia Bank Ltd.	1.875%	7/12/21	175	171
National Australia Bank Ltd.	3.375%	9/20/21	250	253
National Australia Bank Ltd.	3.700%	11/4/21	250	256
National Australia Bank Ltd.	2.500%	5/22/22	550	545
National Australia Bank Ltd.	3.000%	1/20/23	250	250
National Australia Bank Ltd.	3.625%	6/20/23	250	256
National Australia Bank Ltd.	3.375%	1/14/26	100	100
National Australia Bank Ltd.	2.500%	7/12/26	200	189
National Bank of Canada	2.150%	6/12/20	250	248
National Bank of Canada	2.200%	11/2/20	200	198
Northern Trust Corp.	3.450%	11/4/20	50	51
Northern Trust Corp.	3.375%	8/23/21	100	102
Northern Trust Corp.	3.950%	10/30/25	150	158
Northern Trust Corp.	3.650%	8/3/28	100	105
3 Northern Trust Corp.	3.375%	5/8/32	50	49
People's United Bank NA	4.000%	7/15/24	100	101
People's United Financial Inc.	3.650%	12/6/22	100	101
PNC Bank NA	2.000%	5/19/20	250	248

PNC Bank NA	2.300%	6/1/20	150	149
PNC Bank NA	2.450%	11/5/20	430	428
PNC Bank NA	2.150%	4/29/21	250	248
PNC Bank NA	2.550%	12/9/21	100	100
PNC Bank NA	2.625%	2/17/22	175	175
PNC Bank NA	3.300%	10/30/24	200	203
PNC Bank NA	2.950%	2/23/25	150	149
PNC Bank NA	3.250%	6/1/25	100	101
PNC Bank NA	3.100%	10/25/27	250	249
PNC Bank NA	3.250%	1/22/28	150	151
PNC Bank NA	4.050%	7/26/28	250	261
PNC Financial Services Group Inc.	3.500%	1/23/24	100	103
PNC Financial Services Group Inc.	3.900%	4/29/24	125	128
PNC Financial Services Group Inc.	3.150%	5/19/27	450	448
PNC Funding Corp.	4.375%	8/11/20	475	485
PNC Funding Corp.	3.300%	3/8/22	440	447
3 Regions Bank	3.374%	8/13/21	150	151
Regions Bank	6.450%	6/26/37	250	307
Regions Financial Corp.	3.200%	2/8/21	100	101
Regions Financial Corp.	3.800%	8/14/23	200	205
Royal Bank of Canada	2.150%	10/26/20	100	100
Royal Bank of Canada	2.350%	10/30/20	100	100
Royal Bank of Canada	2.500%	1/19/21	200	200
Royal Bank of Canada	2.750%	2/1/22	300	301
Royal Bank of Canada	3.700%	10/5/23	100	104
Royal Bank of Canada	4.650%	1/27/26	250	265
Royal Bank of Scotland Group plc	6.125%	12/15/22	100	107
3 Royal Bank of Scotland Group plc	3.498%	5/15/23	500	496
Royal Bank of Scotland Group plc	6.100%	6/10/23	195	207
Royal Bank of Scotland Group plc	3.875%	9/12/23	800	798
Royal Bank of Scotland Group plc	6.000%	12/19/23	100	107
Royal Bank of Scotland Group plc	5.125%	5/28/24	500	513
3 Royal Bank of Scotland Group plc	4.519%	6/25/24	300	306
3 Royal Bank of Scotland Group plc	4.892%	5/18/29	1,000	1,040
3 Royal Bank of Scotland Group plc	5.076%	1/27/30	200	210
Santander Holdings USA Inc.	4.450%	12/3/21	200	206
Santander Holdings USA Inc.	3.700%	3/28/22	700	708
Santander Holdings USA Inc.	3.400%	1/18/23	115	115
Santander Holdings USA Inc.	4.500%	7/17/25	125	129
Santander Holdings USA Inc.	4.400%	7/13/27	250	248
Santander UK Group Holdings plc	3.125%	1/8/21	550	549
Santander UK Group Holdings plc	2.875%	8/5/21	225	223
Santander UK Group Holdings plc	3.571%	1/10/23	200	199
3 Santander UK Group Holdings plc	3.823%	11/3/28	200	193
Santander UK plc	2.125%	11/3/20	200	197
Santander UK plc	3.400%	6/1/21	200	201
Santander UK plc	3.750%	11/15/21	200	204
Santander UK plc	4.000%	3/13/24	200	209
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	300	298
Skandinaviska Enskilda Banken AB	1.875%	9/13/21	250	244
Skandinaviska Enskilda Banken AB	2.800%	3/11/22	250	249
State Street Corp.	1.950%	5/19/21	125	123
3 State Street Corp.	2.653%	5/15/23	300	298
State Street Corp.	3.100%	5/15/23	400	406
State Street Corp.	3.700%	11/20/23	83	86
3 State Street Corp.	3.776%	12/3/24	200	207
State Street Corp.	3.550%	8/18/25	225	233

State Street Corp.	2.650%	5/19/26	125	122
3 State Street Corp.	4.141%	12/3/29	200	215
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	200	199
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	250	252
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	100	104
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	250	259
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	250	253
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	340	341
Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	250	246
Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	475	469
Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	250	250
Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	200	199
Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	200	198
Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	250	251
Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	200	205
Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	200	208
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	150	155
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	125	120
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	175	172
Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	202
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	700	700
Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	300	305
Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	100	105
3 SunTrust Bank	3.502%	8/2/22	250	254
SunTrust Bank	3.000%	2/2/23	75	75
SunTrust Bank	3.200%	4/1/24	500	504
3 SunTrust Bank	3.689%	8/2/24	250	256
SunTrust Bank	3.300%	5/15/26	200	199
SunTrust Banks Inc.	2.900%	3/3/21	75	75
SunTrust Banks Inc.	2.700%	1/27/22	125	125
SVB Financial Group	3.500%	1/29/25	100	99
Svenska Handelsbanken AB	2.450%	3/30/21	300	298
Svenska Handelsbanken AB	3.350%	5/24/21	200	202
Svenska Handelsbanken AB	1.875%	9/7/21	350	343
Synchrony Bank	3.650%	5/24/21	250	252
Synchrony Bank	3.000%	6/15/22	100	99
Synchrony Financial	4.250%	8/15/24	250	252
Synchrony Financial	4.500%	7/23/25	150	150
Synchrony Financial	3.700%	8/4/26	125	118
Synchrony Financial	3.950%	12/1/27	300	282
Synovus Financial Corp.	3.125%	11/1/22	50	49
Toronto-Dominion Bank	3.000%	6/11/20	200	201
Toronto-Dominion Bank	3.150%	9/17/20	400	404
Toronto-Dominion Bank	2.500%	12/14/20	100	100
Toronto-Dominion Bank	2.550%	1/25/21	450	449
Toronto-Dominion Bank	2.125%	4/7/21	175	173
Toronto-Dominion Bank	3.250%	6/11/21	600	607
Toronto-Dominion Bank	1.800%	7/13/21	150	147
Toronto-Dominion Bank	3.250%	3/11/24	400	405
UBS AG	4.875%	8/4/20	50	51
6 UBS AG	2.450%	12/1/20	200	199
US Bancorp	2.350%	1/29/21	100	100
US Bancorp	4.125%	5/24/21	250	258
US Bancorp	2.625%	1/24/22	200	200
US Bancorp	3.000%	3/15/22	125	126
US Bancorp	2.950%	7/15/22	400	402
US Bancorp	3.700%	1/30/24	150	156

US Bancorp	3.375%	2/5/24	500	511
US Bancorp	3.600%	9/11/24	50	52
US Bancorp	3.950%	11/17/25	100	105
US Bancorp	3.100%	4/27/26	300	300
US Bancorp	3.150%	4/27/27	275	275
US Bancorp	3.900%	4/26/28	150	160
US Bank NA	3.050%	7/24/20	250	252
US Bank NA	2.050%	10/23/20	250	248
US Bank NA	2.850%	1/23/23	250	251
US Bank NA	3.400%	7/24/23	250	256
US Bank NA	2.800%	1/27/25	500	498
Wachovia Corp.	6.605%	10/1/25	265	308
Wells Fargo & Co.	2.600%	7/22/20	350	350
Wells Fargo & Co.	2.550%	12/7/20	300	299
Wells Fargo & Co.	2.500%	3/4/21	1,350	1,344
Wells Fargo & Co.	4.600%	4/1/21	475	492
Wells Fargo & Co.	2.100%	7/26/21	350	345
Wells Fargo & Co.	3.500%	3/8/22	450	459
Wells Fargo & Co.	2.625%	7/22/22	775	769
Wells Fargo & Co.	3.069%	1/24/23	1,500	1,503
Wells Fargo & Co.	3.450%	2/13/23	350	355
Wells Fargo & Co.	3.750%	1/24/24	200	206
Wells Fargo & Co.	3.300%	9/9/24	400	404
Wells Fargo & Co.	3.000%	2/19/25	425	421
Wells Fargo & Co.	3.000%	4/22/26	525	511
Wells Fargo & Co.	4.100%	6/3/26	575	586
Wells Fargo & Co.	3.000%	10/23/26	675	658
Wells Fargo & Co.	4.300%	7/22/27	475	494
3 Wells Fargo & Co.	3.584%	5/22/28	500	503
Wells Fargo & Co.	4.150%	1/24/29	200	210
Wells Fargo & Co.	5.375%	2/7/35	200	234
Wells Fargo & Co.	5.375%	11/2/43	500	564
Wells Fargo & Co.	5.606%	1/15/44	600	692
Wells Fargo & Co.	4.650%	11/4/44	325	334
Wells Fargo & Co.	3.900%	5/1/45	250	248
Wells Fargo & Co.	4.900%	11/17/45	250	269
Wells Fargo & Co.	4.400%	6/14/46	300	300
Wells Fargo & Co.	4.750%	12/7/46	350	368
Wells Fargo Bank NA	2.600%	1/15/21	250	249
3 Wells Fargo Bank NA	3.325%	7/23/21	250	252
Wells Fargo Bank NA	3.625%	10/22/21	450	459
Wells Fargo Bank NA	3.550%	8/14/23	750	770
Wells Fargo Bank NA	5.950%	8/26/36	200	241
Wells Fargo Bank NA	5.850%	2/1/37	300	362
Wells Fargo Bank NA	6.600%	1/15/38	225	295
Westpac Banking Corp.	3.050%	5/15/20	125	125
Westpac Banking Corp.	2.600%	11/23/20	250	249
Westpac Banking Corp.	2.100%	5/13/21	600	592
Westpac Banking Corp.	2.000%	8/19/21	275	270
Westpac Banking Corp.	2.500%	6/28/22	1,000	988
Westpac Banking Corp.	2.750%	1/11/23	200	199
Westpac Banking Corp.	3.650%	5/15/23	75	77
Westpac Banking Corp.	3.300%	2/26/24	250	253
Westpac Banking Corp.	2.850%	5/13/26	200	194
Westpac Banking Corp.	2.700%	8/19/26	175	168
Westpac Banking Corp.	3.350%	3/8/27	250	250
3 Westpac Banking Corp.	4.322%	11/23/31	500	494

Zions Bancorp NA	3.500%	8/27/21	250	253

Brokerage (0.3%)
Affiliated Managers Group Inc.	4.250%	2/15/24	100	103
Affiliated Managers Group Inc.	3.500%	8/1/25	125	124
Ameriprise Financial Inc.	3.000%	3/22/22	50	50
Ameriprise Financial Inc.	4.000%	10/15/23	250	262
Ameriprise Financial Inc.	3.700%	10/15/24	100	103
BGC Partners Inc.	5.125%	5/27/21	50	51
BlackRock Inc.	4.250%	5/24/21	125	129
BlackRock Inc.	3.375%	6/1/22	175	179
BlackRock Inc.	3.500%	3/18/24	175	181
BlackRock Inc.	3.200%	3/15/27	100	101
Brookfield Asset Management Inc.	4.000%	1/15/25	105	106
Brookfield Finance Inc.	4.250%	6/2/26	50	50
Brookfield Finance Inc.	3.900%	1/25/28	125	120
Brookfield Finance Inc.	4.850%	3/29/29	150	155
Brookfield Finance Inc.	4.700%	9/20/47	150	145
Brookfield Finance LLC	4.000%	4/1/24	125	127
Cboe Global Markets Inc.	3.650%	1/12/27	110	112
Charles Schwab Corp.	3.250%	5/21/21	125	127
Charles Schwab Corp.	3.225%	9/1/22	300	306
Charles Schwab Corp.	2.650%	1/25/23	100	100
Charles Schwab Corp.	3.550%	2/1/24	400	416
Charles Schwab Corp.	3.850%	5/21/25	25	26
Charles Schwab Corp.	3.200%	3/2/27	250	251
Charles Schwab Corp.	3.200%	1/25/28	100	100
Charles Schwab Corp.	4.000%	2/1/29	125	133
CME Group Inc.	3.000%	9/15/22	125	127
CME Group Inc.	3.000%	3/15/25	125	126
CME Group Inc.	5.300%	9/15/43	150	184
CME Group Inc.	4.150%	6/15/48	125	133
E*TRADE Financial Corp.	3.800%	8/24/27	75	73
E*TRADE Financial Corp.	4.500%	6/20/28	65	66
Eaton Vance Corp.	3.625%	6/15/23	50	51
Eaton Vance Corp.	3.500%	4/6/27	100	101
Franklin Resources Inc.	2.800%	9/15/22	225	224
Intercontinental Exchange Inc.	2.350%	9/15/22	100	99
Intercontinental Exchange Inc.	3.450%	9/21/23	100	102
Intercontinental Exchange Inc.	4.000%	10/15/23	150	158
Intercontinental Exchange Inc.	3.750%	12/1/25	300	312
Intercontinental Exchange Inc.	3.100%	9/15/27	150	149
Intercontinental Exchange Inc.	3.750%	9/21/28	75	78
Intercontinental Exchange Inc.	4.250%	9/21/48	175	184
Invesco Finance plc	3.125%	11/30/22	175	175
Invesco Finance plc	4.000%	1/30/24	450	463
Invesco Finance plc	3.750%	1/15/26	170	171
Invesco Finance plc	5.375%	11/30/43	75	80
Janus Capital Group Inc.	4.875%	8/1/25	75	78
Jefferies Financial Group Inc.	5.500%	10/18/23	150	157
Jefferies Group LLC	6.875%	4/15/21	105	112
Jefferies Group LLC	5.125%	1/20/23	100	106
Jefferies Group LLC	4.850%	1/15/27	200	201
Jefferies Group LLC	6.450%	6/8/27	50	55
Jefferies Group LLC	6.250%	1/15/36	75	77
Jefferies Group LLC	6.500%	1/20/43	75	78

Jefferies Group LLC / Jefferies Group Capital
Finance Inc.	4.150%	1/23/30	300	275
Lazard Group LLC	3.750%	2/13/25	50	50
Lazard Group LLC	3.625%	3/1/27	100	98
Lazard Group LLC	4.500%	9/19/28	100	103
Legg Mason Inc.	4.750%	3/15/26	100	103
Legg Mason Inc.	5.625%	1/15/44	100	99
Nasdaq Inc.	4.250%	6/1/24	125	130
Nasdaq Inc.	3.850%	6/30/26	100	101
Raymond James Financial Inc.	3.625%	9/15/26	75	74
Raymond James Financial Inc.	4.950%	7/15/46	210	220
Stifel Financial Corp.	3.500%	12/1/20	50	50
Stifel Financial Corp.	4.250%	7/18/24	150	154
TD Ameritrade Holding Corp.	2.950%	4/1/22	125	126
TD Ameritrade Holding Corp.	3.625%	4/1/25	100	103
TD Ameritrade Holding Corp.	3.300%	4/1/27	125	125

Finance Companies (0.2%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.450%	10/1/25	125	125
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.650%	7/21/27	150	140
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.250%	7/1/20	350	355
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	10/30/20	150	154
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.500%	5/15/21	150	153
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	5.000%	10/1/21	200	208
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.450%	12/16/21	70	72
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.950%	2/1/22	125	127
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	5/26/22	100	100
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	7/1/22	175	181
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.300%	1/23/23	125	123
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.875%	1/23/28	150	141
Air Lease Corp.	2.500%	3/1/21	250	248
Air Lease Corp.	3.875%	4/1/21	75	76
Air Lease Corp.	3.375%	6/1/21	75	75
Air Lease Corp.	3.750%	2/1/22	300	304
Air Lease Corp.	2.625%	7/1/22	100	98
Air Lease Corp.	2.750%	1/15/23	100	97
Air Lease Corp.	3.875%	7/3/23	100	101
Air Lease Corp.	4.250%	2/1/24	200	204
Air Lease Corp.	4.250%	9/15/24	75	77
Air Lease Corp.	3.250%	3/1/25	150	144
Air Lease Corp.	3.625%	4/1/27	75	70
Air Lease Corp.	3.625%	12/1/27	100	93
Air Lease Corp.	4.625%	10/1/28	100	100
Aircastle Ltd.	4.400%	9/25/23	125	127
Ares Capital Corp.	3.500%	2/10/23	250	242

Ares Capital Corp.	4.250%	3/1/25	100	98
GATX Corp.	3.250%	3/30/25	125	119
GATX Corp.	3.250%	9/15/26	50	48
GATX Corp.	3.850%	3/30/27	175	173
GATX Corp.	3.500%	3/15/28	100	95
GATX Corp.	4.550%	11/7/28	150	154
GATX Corp.	4.700%	4/1/29	75	78
GATX Corp.	4.500%	3/30/45	50	46
GE Capital International Funding Co.
Unlimited Co.	2.342%	11/15/20	1,237	1,221
GE Capital International Funding Co.
Unlimited Co.	3.373%	11/15/25	358	348
GE Capital International Funding Co.
Unlimited Co.	4.418%	11/15/35	2,268	2,100
International Lease Finance Corp.	8.250%	12/15/20	200	215
International Lease Finance Corp.	4.625%	4/15/21	89	91
International Lease Finance Corp.	8.625%	1/15/22	115	131
International Lease Finance Corp.	5.875%	8/15/22	160	172
Prospect Capital Corp.	5.875%	3/15/23	40	41

Insurance (1.2%)
ACE Capital Trust II	9.700%	4/1/30	50	69
AEGON Funding Co. LLC	5.750%	12/15/20	81	85
Aetna Inc.	2.750%	11/15/22	200	197
Aetna Inc.	2.800%	6/15/23	125	123
Aetna Inc.	3.500%	11/15/24	125	125
Aetna Inc.	6.625%	6/15/36	130	155
Aetna Inc.	6.750%	12/15/37	100	121
Aetna Inc.	4.500%	5/15/42	75	72
Aetna Inc.	4.125%	11/15/42	75	68
Aetna Inc.	3.875%	8/15/47	300	260
Aflac Inc.	4.000%	2/15/22	50	52
Aflac Inc.	3.625%	6/15/23	125	129
Aflac Inc.	3.625%	11/15/24	125	129
Aflac Inc.	3.250%	3/17/25	125	126
Aflac Inc.	2.875%	10/15/26	75	73
Aflac Inc.	4.000%	10/15/46	50	49
Aflac Inc.	4.750%	1/15/49	115	127
Alleghany Corp.	5.625%	9/15/20	100	104
Alleghany Corp.	4.900%	9/15/44	100	101
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	75	75
Allstate Corp.	3.150%	6/15/23	100	101
Allstate Corp.	5.550%	5/9/35	75	88
Allstate Corp.	4.500%	6/15/43	125	134
Allstate Corp.	4.200%	12/15/46	200	207
3 Allstate Corp.	5.750%	8/15/53	75	76
3 Allstate Corp.	6.500%	5/15/67	100	108
Alterra Finance LLC	6.250%	9/30/20	55	57
American Financial Group Inc.	3.500%	8/15/26	50	49
American Financial Group Inc.	4.500%	6/15/47	110	104
American International Group Inc.	3.375%	8/15/20	125	126
American International Group Inc.	6.400%	12/15/20	385	407
American International Group Inc.	3.300%	3/1/21	275	277
American International Group Inc.	4.875%	6/1/22	250	264
American International Group Inc.	4.125%	2/15/24	70	72
American International Group Inc.	3.750%	7/10/25	85	85
American International Group Inc.	4.200%	4/1/28	200	202

American International Group Inc.	4.250%	3/15/29	50	51
American International Group Inc.	3.875%	1/15/35	200	181
American International Group Inc.	4.700%	7/10/35	75	75
American International Group Inc.	6.250%	5/1/36	475	542
American International Group Inc.	4.500%	7/16/44	500	480
American International Group Inc.	4.750%	4/1/48	100	99
3 American International Group Inc.	5.750%	4/1/48	125	121
American International Group Inc.	4.375%	1/15/55	125	112
3 American International Group Inc.	8.175%	5/15/68	95	113
Anthem Inc.	4.350%	8/15/20	100	102
Anthem Inc.	2.500%	11/21/20	175	174
Anthem Inc.	3.700%	8/15/21	125	127
Anthem Inc.	3.125%	5/15/22	150	151
Anthem Inc.	2.950%	12/1/22	150	150
Anthem Inc.	3.300%	1/15/23	600	607
Anthem Inc.	3.500%	8/15/24	75	76
Anthem Inc.	3.350%	12/1/24	160	161
Anthem Inc.	3.650%	12/1/27	300	300
Anthem Inc.	4.101%	3/1/28	400	412
Anthem Inc.	5.950%	12/15/34	1	1
Anthem Inc.	5.850%	1/15/36	75	86
Anthem Inc.	6.375%	6/15/37	75	92
Anthem Inc.	4.625%	5/15/42	175	180
Anthem Inc.	4.650%	1/15/43	275	285
Anthem Inc.	5.100%	1/15/44	100	109
Anthem Inc.	4.375%	12/1/47	300	298
Anthem Inc.	4.550%	3/1/48	155	159
Anthem Inc.	4.850%	8/15/54	50	51
Aon Corp.	5.000%	9/30/20	150	154
Aon Corp.	8.205%	1/1/27	25	29
Aon Corp.	4.500%	12/15/28	100	106
Aon Corp.	6.250%	9/30/40	100	122
Aon plc	3.500%	6/14/24	100	102
Aon plc	3.875%	12/15/25	200	207
Aon plc	4.600%	6/14/44	175	177
Aon plc	4.750%	5/15/45	100	104
Arch Capital Finance LLC	4.011%	12/15/26	100	104
Arch Capital Finance LLC	5.031%	12/15/46	100	110
Arch Capital Group Ltd.	7.350%	5/1/34	50	67
Arch Capital Group US Inc.	5.144%	11/1/43	50	55
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	175	182
Assurant Inc.	4.000%	3/15/23	50	51
Assurant Inc.	4.200%	9/27/23	100	102
Assurant Inc.	4.900%	3/27/28	100	103
Assurant Inc.	6.750%	2/15/34	50	57
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	75	80
Athene Holding Ltd.	4.125%	1/12/28	200	192
AXA Equitable Holdings Inc.	3.900%	4/20/23	100	102
AXA Equitable Holdings Inc.	7.000%	4/1/28	75	87
AXA Equitable Holdings Inc.	4.350%	4/20/28	930	943
AXA Equitable Holdings Inc.	5.000%	4/20/48	350	340
AXA SA	8.600%	12/15/30	225	297
AXIS Specialty Finance LLC	5.875%	6/1/20	75	77
AXIS Specialty Finance plc	4.000%	12/6/27	550	546
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	275	276
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	125	129
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	150	152

Berkshire Hathaway Finance Corp.	5.750%	1/15/40	75	93
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	125	134
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	225	239
Berkshire Hathaway Finance Corp.	4.200%	8/15/48	700	729
Berkshire Hathaway Finance Corp.	4.250%	1/15/49	300	314
Berkshire Hathaway Inc.	2.200%	3/15/21	200	199
Berkshire Hathaway Inc.	3.000%	2/11/23	125	127
Berkshire Hathaway Inc.	2.750%	3/15/23	250	252
Berkshire Hathaway Inc.	3.125%	3/15/26	725	732
Berkshire Hathaway Inc.	4.500%	2/11/43	175	191
Brighthouse Financial Inc.	3.700%	6/22/27	250	225
Brighthouse Financial Inc.	4.700%	6/22/47	130	103
Brown & Brown Inc.	4.200%	9/15/24	75	76
Brown & Brown Inc.	4.500%	3/15/29	75	76
Chubb Corp.	6.000%	5/11/37	125	160
Chubb Corp.	6.500%	5/15/38	50	68
Chubb INA Holdings Inc.	2.875%	11/3/22	475	479
Chubb INA Holdings Inc.	2.700%	3/13/23	125	124
Chubb INA Holdings Inc.	3.350%	5/15/24	100	102
Chubb INA Holdings Inc.	3.150%	3/15/25	250	251
Chubb INA Holdings Inc.	6.700%	5/15/36	200	270
Chubb INA Holdings Inc.	4.150%	3/13/43	100	105
Chubb INA Holdings Inc.	4.350%	11/3/45	350	380
Cigna Holding Co.	5.125%	6/15/20	50	51
Cigna Holding Co.	4.375%	12/15/20	45	46
Cigna Holding Co.	4.500%	3/15/21	25	26
Cigna Holding Co.	4.000%	2/15/22	125	129
Cigna Holding Co.	3.250%	4/15/25	250	248
Cigna Holding Co.	7.875%	5/15/27	41	52
Cigna Holding Co.	3.050%	10/15/27	225	213
Cigna Holding Co.	5.375%	2/15/42	75	81
Cigna Holding Co.	3.875%	10/15/47	120	107
Cincinnati Financial Corp.	6.920%	5/15/28	100	124
Cincinnati Financial Corp.	6.125%	11/1/34	75	91
CNA Financial Corp.	5.875%	8/15/20	75	78
CNA Financial Corp.	5.750%	8/15/21	75	80
CNA Financial Corp.	4.500%	3/1/26	125	131
CNA Financial Corp.	3.450%	8/15/27	100	98
Coventry Health Care Inc.	5.450%	6/15/21	100	105
Enstar Group Ltd.	4.500%	3/10/22	50	51
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	100	102
Fairfax Financial Holdings Ltd.	4.850%	4/17/28	50	50
First American Financial Corp.	4.600%	11/15/24	100	104
Hanover Insurance Group Inc.	4.500%	4/15/26	100	102
Hartford Financial Services Group Inc.	5.125%	4/15/22	125	133
Hartford Financial Services Group Inc.	5.950%	10/15/36	50	59
Hartford Financial Services Group Inc.	6.100%	10/1/41	100	122
Hartford Financial Services Group Inc.	4.300%	4/15/43	175	175
Humana Inc.	2.900%	12/15/22	150	149
Humana Inc.	3.850%	10/1/24	150	153
Humana Inc.	3.950%	3/15/27	150	151
Humana Inc.	4.625%	12/1/42	110	110
Humana Inc.	4.950%	10/1/44	200	213
Kemper Corp.	4.350%	2/15/25	40	41
Lincoln National Corp.	4.850%	6/24/21	50	52
Lincoln National Corp.	4.200%	3/15/22	50	52
Lincoln National Corp.	4.000%	9/1/23	50	52

Lincoln National Corp.	3.625%	12/12/26	75	75
Lincoln National Corp.	3.800%	3/1/28	100	101
Lincoln National Corp.	6.150%	4/7/36	10	12
Lincoln National Corp.	6.300%	10/9/37	75	91
Lincoln National Corp.	7.000%	6/15/40	160	211
Loews Corp.	2.625%	5/15/23	75	74
Loews Corp.	6.000%	2/1/35	50	59
Loews Corp.	4.125%	5/15/43	350	344
Manulife Financial Corp.	4.900%	9/17/20	275	283
Manulife Financial Corp.	4.150%	3/4/26	175	184
3 Manulife Financial Corp.	4.061%	2/24/32	190	184
Manulife Financial Corp.	5.375%	3/4/46	100	118
Markel Corp.	4.900%	7/1/22	125	131
Markel Corp.	3.500%	11/1/27	50	48
Markel Corp.	4.300%	11/1/47	50	45
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	295	306
Marsh & McLennan Cos. Inc.	3.300%	3/14/23	75	76
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	100	102
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	100	103
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	100	103
Marsh & McLennan Cos. Inc.	4.375%	3/15/29	325	344
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	100	101
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	300	299
Marsh & McLennan Cos. Inc.	4.900%	3/15/49	200	218
Mercury General Corp.	4.400%	3/15/27	75	74
MetLife Inc.	4.750%	2/8/21	100	104
MetLife Inc.	3.048%	12/15/22	225	227
MetLife Inc.	3.600%	4/10/24	175	181
MetLife Inc.	3.000%	3/1/25	250	250
MetLife Inc.	3.600%	11/13/25	500	516
MetLife Inc.	6.500%	12/15/32	175	225
MetLife Inc.	6.375%	6/15/34	100	129
MetLife Inc.	5.700%	6/15/35	200	238
MetLife Inc.	5.875%	2/6/41	325	404
MetLife Inc.	4.125%	8/13/42	175	176
MetLife Inc.	4.875%	11/13/43	175	195
MetLife Inc.	4.721%	12/15/44	63	69
MetLife Inc.	4.600%	5/13/46	70	76
3 MetLife Inc.	6.400%	12/15/66	210	225
Old Republic International Corp.	4.875%	10/1/24	75	79
Old Republic International Corp.	3.875%	8/26/26	100	99
PartnerRe Finance B LLC	5.500%	6/1/20	100	103
Primerica Inc.	4.750%	7/15/22	125	131
Principal Financial Group Inc.	3.300%	9/15/22	50	50
Principal Financial Group Inc.	3.125%	5/15/23	100	100
Principal Financial Group Inc.	3.400%	5/15/25	75	75
Principal Financial Group Inc.	3.100%	11/15/26	100	97
Principal Financial Group Inc.	4.625%	9/15/42	50	52
Principal Financial Group Inc.	4.350%	5/15/43	50	50
Principal Financial Group Inc.	4.300%	11/15/46	75	74
3 Principal Financial Group Inc.	4.700%	5/15/55	65	64
Progressive Corp.	3.750%	8/23/21	75	77
Progressive Corp.	2.450%	1/15/27	150	143
Progressive Corp.	6.625%	3/1/29	125	157
Progressive Corp.	4.350%	4/25/44	50	53
Progressive Corp.	4.125%	4/15/47	250	260
Progressive Corp.	4.200%	3/15/48	155	161

Prudential Financial Inc.	5.375%	6/21/20	100	103
Prudential Financial Inc.	4.500%	11/15/20	250	257
Prudential Financial Inc.	4.500%	11/16/21	75	78
Prudential Financial Inc.	3.500%	5/15/24	125	130
Prudential Financial Inc.	5.750%	7/15/33	100	118
Prudential Financial Inc.	5.700%	12/14/36	125	148
Prudential Financial Inc.	6.625%	12/1/37	65	84
Prudential Financial Inc.	6.625%	6/21/40	65	85
3 Prudential Financial Inc.	5.875%	9/15/42	175	186
3 Prudential Financial Inc.	5.625%	6/15/43	375	391
Prudential Financial Inc.	5.100%	8/15/43	50	54
3 Prudential Financial Inc.	5.200%	3/15/44	85	86
Prudential Financial Inc.	4.600%	5/15/44	525	559
3 Prudential Financial Inc.	5.375%	5/15/45	250	252
Prudential Financial Inc.	3.905%	12/7/47	182	176
3 Prudential Financial Inc.	5.700%	9/15/48	250	253
Prudential Financial Inc.	3.935%	12/7/49	263	255
Prudential Financial Inc.	4.350%	2/25/50	200	206
Reinsurance Group of America Inc.	5.000%	6/1/21	75	78
Reinsurance Group of America Inc.	4.700%	9/15/23	75	80
RenaissanceRe Finance Inc.	3.450%	7/1/27	50	49
RenaissanceRe Holdings Ltd.	3.600%	4/15/29	100	98
Selective Insurance Group Inc.	5.375%	3/1/49	50	51
Sompo International Holdings Ltd.	4.700%	10/15/22	100	103
Sompo International Holdings Ltd.	7.000%	7/15/34	75	92
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	75	90
Torchmark Corp.	3.800%	9/15/22	50	51
Torchmark Corp.	4.550%	9/15/28	80	84
Travelers Cos. Inc.	3.900%	11/1/20	125	127
Travelers Cos. Inc.	6.250%	6/15/37	150	196
Travelers Cos. Inc.	4.300%	8/25/45	150	159
Travelers Cos. Inc.	4.000%	5/30/47	125	128
Travelers Cos. Inc.	4.100%	3/4/49	200	206
Trinity Acquisition plc	4.400%	3/15/26	100	104
UnitedHealth Group Inc.	2.700%	7/15/20	250	251
UnitedHealth Group Inc.	1.950%	10/15/20	100	99
UnitedHealth Group Inc.	4.700%	2/15/21	75	78
UnitedHealth Group Inc.	2.125%	3/15/21	225	223
UnitedHealth Group Inc.	3.375%	11/15/21	100	102
UnitedHealth Group Inc.	2.875%	12/15/21	125	126
UnitedHealth Group Inc.	3.350%	7/15/22	180	184
UnitedHealth Group Inc.	2.375%	10/15/22	150	149
UnitedHealth Group Inc.	2.750%	2/15/23	175	175
UnitedHealth Group Inc.	2.875%	3/15/23	25	25
UnitedHealth Group Inc.	3.500%	6/15/23	100	103
UnitedHealth Group Inc.	3.500%	2/15/24	100	103
UnitedHealth Group Inc.	3.750%	7/15/25	950	993
UnitedHealth Group Inc.	3.700%	12/15/25	75	78
UnitedHealth Group Inc.	3.100%	3/15/26	225	225
UnitedHealth Group Inc.	3.450%	1/15/27	75	76
UnitedHealth Group Inc.	3.375%	4/15/27	350	355
UnitedHealth Group Inc.	2.950%	10/15/27	150	148
UnitedHealth Group Inc.	3.850%	6/15/28	100	105
UnitedHealth Group Inc.	3.875%	12/15/28	150	157
UnitedHealth Group Inc.	4.625%	7/15/35	175	196
UnitedHealth Group Inc.	6.500%	6/15/37	50	66
UnitedHealth Group Inc.	6.625%	11/15/37	125	167

UnitedHealth Group Inc.	6.875%	2/15/38	245	338
UnitedHealth Group Inc.	5.950%	2/15/41	60	76
UnitedHealth Group Inc.	4.625%	11/15/41	110	120
UnitedHealth Group Inc.	4.375%	3/15/42	50	53
UnitedHealth Group Inc.	3.950%	10/15/42	175	176
UnitedHealth Group Inc.	4.250%	3/15/43	125	133
UnitedHealth Group Inc.	4.750%	7/15/45	305	343
UnitedHealth Group Inc.	4.200%	1/15/47	135	140
UnitedHealth Group Inc.	4.250%	4/15/47	100	105
UnitedHealth Group Inc.	3.750%	10/15/47	350	340
UnitedHealth Group Inc.	4.250%	6/15/48	300	317
UnitedHealth Group Inc.	4.450%	12/15/48	150	162
Unum Group	5.625%	9/15/20	50	52
Unum Group	3.000%	5/15/21	100	100
Unum Group	4.000%	3/15/24	125	127
Unum Group	5.750%	8/15/42	25	27
Voya Financial Inc.	3.125%	7/15/24	100	99
Voya Financial Inc.	3.650%	6/15/26	250	247
Voya Financial Inc.	5.700%	7/15/43	75	87
Voya Financial Inc.	4.800%	6/15/46	40	41
Willis North America Inc.	3.600%	5/15/24	125	126
Willis North America Inc.	4.500%	9/15/28	100	104
Willis North America Inc.	5.050%	9/15/48	50	52
WR Berkley Corp.	5.375%	9/15/20	175	180
XLIT Ltd.	4.450%	3/31/25	50	52
XLIT Ltd.	6.250%	5/15/27	125	148
XLIT Ltd.	5.500%	3/31/45	100	111

Other Finance (0.0%)
ORIX Corp.	2.900%	7/18/22	50	50
ORIX Corp.	3.250%	12/4/24	75	75
ORIX Corp.	3.700%	7/18/27	200	201

Real Estate Investment Trusts (0.7%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	125	130
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	175	181
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	125	125
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	50	51
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	50	51
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	50	50
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	100	105
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	125	134
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	50	52
American Campus Communities Operating
Partnership LP	3.350%	10/1/20	25	25
American Campus Communities Operating
Partnership LP	3.750%	4/15/23	75	76
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	100	102
American Campus Communities Operating
Partnership LP	3.625%	11/15/27	75	73
American Homes 4 Rent LP	4.900%	2/15/29	100	103
AvalonBay Communities Inc.	2.850%	3/15/23	25	25
AvalonBay Communities Inc.	4.200%	12/15/23	400	421
AvalonBay Communities Inc.	3.450%	6/1/25	100	102
AvalonBay Communities Inc.	2.950%	5/11/26	150	147
AvalonBay Communities Inc.	2.900%	10/15/26	50	49

AvalonBay Communities Inc.	3.350%	5/15/27	75	76
AvalonBay Communities Inc.	3.200%	1/15/28	75	74
AvalonBay Communities Inc.	4.350%	4/15/48	60	64
Boston Properties LP	5.625%	11/15/20	325	337
Boston Properties LP	4.125%	5/15/21	75	77
Boston Properties LP	3.850%	2/1/23	225	231
Boston Properties LP	3.125%	9/1/23	275	276
Boston Properties LP	3.200%	1/15/25	100	99
Boston Properties LP	3.650%	2/1/26	100	100
Boston Properties LP	2.750%	10/1/26	50	47
Brandywine Operating Partnership LP	3.950%	2/15/23	700	714
Brandywine Operating Partnership LP	3.950%	11/15/27	100	99
Brixmor Operating Partnership LP	3.875%	8/15/22	150	152
Brixmor Operating Partnership LP	3.650%	6/15/24	50	50
Brixmor Operating Partnership LP	3.850%	2/1/25	125	124
Brixmor Operating Partnership LP	4.125%	6/15/26	200	200
Brixmor Operating Partnership LP	3.900%	3/15/27	75	74
Camden Property Trust	4.100%	10/15/28	60	63
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	100	100
Columbia Property Trust Operating
Partnership LP	3.650%	8/15/26	25	24
Corporate Office Properties LP	3.700%	6/15/21	50	50
Corporate Office Properties LP	3.600%	5/15/23	150	149
CubeSmart LP	4.375%	12/15/23	100	104
CubeSmart LP	4.000%	11/15/25	50	50
CubeSmart LP	3.125%	9/1/26	100	95
CubeSmart LP	4.375%	2/15/29	50	51
Digital Realty Trust LP	5.250%	3/15/21	75	78
Digital Realty Trust LP	3.950%	7/1/22	75	77
Digital Realty Trust LP	3.625%	10/1/22	1,075	1,090
Digital Realty Trust LP	3.700%	8/15/27	200	198
Digital Realty Trust LP	4.450%	7/15/28	200	209
Duke Realty LP	3.250%	6/30/26	175	172
Duke Realty LP	3.375%	12/15/27	60	59
Duke Realty LP	4.000%	9/15/28	50	52
EPR Properties	5.750%	8/15/22	65	69
EPR Properties	5.250%	7/15/23	125	132
EPR Properties	4.500%	4/1/25	50	51
EPR Properties	4.750%	12/15/26	100	103
EPR Properties	4.950%	4/15/28	150	156
ERP Operating LP	4.625%	12/15/21	129	134
ERP Operating LP	3.000%	4/15/23	125	126
ERP Operating LP	3.375%	6/1/25	125	127
ERP Operating LP	2.850%	11/1/26	50	49
ERP Operating LP	3.500%	3/1/28	100	101
ERP Operating LP	4.150%	12/1/28	70	75
ERP Operating LP	4.500%	7/1/44	150	162
ERP Operating LP	4.500%	6/1/45	25	27
ERP Operating LP	4.000%	8/1/47	100	100
Essex Portfolio LP	5.200%	3/15/21	50	52
Essex Portfolio LP	3.250%	5/1/23	25	25
Essex Portfolio LP	3.500%	4/1/25	100	100
Essex Portfolio LP	3.375%	4/15/26	100	99
Essex Portfolio LP	3.625%	5/1/27	100	100
Essex Portfolio LP	4.000%	3/1/29	100	102
Essex Portfolio LP	4.500%	3/15/48	120	123

Federal Realty Investment Trust	2.750%	6/1/23	25	25
Federal Realty Investment Trust	3.250%	7/15/27	50	49
Federal Realty Investment Trust	4.500%	12/1/44	150	159
HCP Inc.	3.150%	8/1/22	75	75
HCP Inc.	4.000%	12/1/22	210	215
HCP Inc.	4.250%	11/15/23	250	260
HCP Inc.	4.200%	3/1/24	125	130
HCP Inc.	3.400%	2/1/25	75	75
HCP Inc.	6.750%	2/1/41	100	127
Healthcare Realty Trust Inc.	3.625%	1/15/28	100	97
Healthcare Trust of America Holdings LP	3.375%	7/15/21	100	100
Healthcare Trust of America Holdings LP	2.950%	7/1/22	100	99
Healthcare Trust of America Holdings LP	3.700%	4/15/23	25	25
Healthcare Trust of America Holdings LP	3.500%	8/1/26	100	97
Healthcare Trust of America Holdings LP	3.750%	7/1/27	100	98
Highwoods Realty LP	3.200%	6/15/21	100	100
Highwoods Realty LP	4.125%	3/15/28	75	76
Highwoods Realty LP	4.200%	4/15/29	50	51
Hospitality Properties Trust	4.650%	3/15/24	140	143
Hospitality Properties Trust	5.250%	2/15/26	100	102
Hospitality Properties Trust	4.950%	2/15/27	100	100
Hospitality Properties Trust	3.950%	1/15/28	75	69
Hospitality Properties Trust	4.375%	2/15/30	300	277
Host Hotels & Resorts LP	6.000%	10/1/21	100	105
Host Hotels & Resorts LP	4.750%	3/1/23	50	52
Host Hotels & Resorts LP	3.750%	10/15/23	261	257
Host Hotels & Resorts LP	3.875%	4/1/24	75	75
Host Hotels & Resorts LP	4.000%	6/15/25	50	50
Hudson Pacific Properties Inc.	4.650%	4/1/29	25	26
Hudson Pacific Properties LP	3.950%	11/1/27	100	97
Kilroy Realty LP	3.800%	1/15/23	250	254
Kilroy Realty LP	3.450%	12/15/24	50	50
Kilroy Realty LP	4.750%	12/15/28	50	53
Kimco Realty Corp.	3.400%	11/1/22	150	151
Kimco Realty Corp.	3.125%	6/1/23	25	25
Kimco Realty Corp.	2.800%	10/1/26	125	118
Kimco Realty Corp.	3.800%	4/1/27	75	75
Kimco Realty Corp.	4.125%	12/1/46	50	47
Kimco Realty Corp.	4.450%	9/1/47	50	49
Kite Realty Group LP	4.000%	10/1/26	200	187
Liberty Property LP	3.375%	6/15/23	50	50
Liberty Property LP	4.400%	2/15/24	100	105
Liberty Property LP	3.750%	4/1/25	75	76
Liberty Property LP	4.375%	2/1/29	200	208
Life Storage LP	3.875%	12/15/27	150	147
LifeStorage LP	3.500%	7/1/26	125	120
Mid-America Apartments LP	4.300%	10/15/23	150	156
Mid-America Apartments LP	3.750%	6/15/24	50	50
Mid-America Apartments LP	3.600%	6/1/27	250	249
National Retail Properties Inc.	3.800%	10/15/22	200	205
National Retail Properties Inc.	3.500%	10/15/27	350	344
National Retail Properties Inc.	4.300%	10/15/28	25	26
National Retail Properties Inc.	4.800%	10/15/48	50	53
Office Properties Income Trust	4.000%	7/15/22	100	100
Omega Healthcare Investors Inc.	4.375%	8/1/23	300	306
Omega Healthcare Investors Inc.	4.950%	4/1/24	100	103
Omega Healthcare Investors Inc.	4.500%	1/15/25	100	101

Omega Healthcare Investors Inc.	5.250%	1/15/26	100	105
Omega Healthcare Investors Inc.	4.500%	4/1/27	300	300
Omega Healthcare Investors Inc.	4.750%	1/15/28	70	71
Physicians Realty LP	4.300%	3/15/27	100	100
Physicians Realty LP	3.950%	1/15/28	100	96
Piedmont Operating Partnership LP	3.400%	6/1/23	75	74
Prologis LP	3.875%	9/15/28	100	105
Prologis LP	4.375%	9/15/48	75	82
Public Storage	2.370%	9/15/22	55	54
Public Storage	3.094%	9/15/27	100	98
Realty Income Corp.	3.250%	10/15/22	175	178
Realty Income Corp.	3.875%	7/15/24	50	52
Realty Income Corp.	3.875%	4/15/25	100	103
Realty Income Corp.	4.125%	10/15/26	125	131
Realty Income Corp.	3.000%	1/15/27	100	97
Realty Income Corp.	3.650%	1/15/28	190	193
Realty Income Corp.	4.650%	3/15/47	175	191
Regency Centers LP	3.600%	2/1/27	25	25
Regency Centers LP	4.125%	3/15/28	75	77
Regency Centers LP	4.400%	2/1/47	200	201
Regency Centers LP	4.650%	3/15/49	75	78
Sabra Health Care LP	5.125%	8/15/26	25	25
Select Income REIT	4.150%	2/1/22	100	100
Select Income REIT	4.250%	5/15/24	100	96
Select Income REIT	4.500%	2/1/25	50	48
Senior Housing Properties Trust	4.750%	2/15/28	50	47
Simon Property Group LP	4.375%	3/1/21	125	128
Simon Property Group LP	2.500%	7/15/21	120	119
Simon Property Group LP	4.125%	12/1/21	250	258
Simon Property Group LP	2.350%	1/30/22	150	149
Simon Property Group LP	3.375%	3/15/22	100	102
Simon Property Group LP	2.625%	6/15/22	100	99
Simon Property Group LP	2.750%	2/1/23	25	25
Simon Property Group LP	2.750%	6/1/23	100	100
Simon Property Group LP	3.750%	2/1/24	150	156
Simon Property Group LP	3.500%	9/1/25	100	102
Simon Property Group LP	3.300%	1/15/26	195	196
Simon Property Group LP	3.250%	11/30/26	75	75
Simon Property Group LP	3.375%	6/15/27	160	161
Simon Property Group LP	3.375%	12/1/27	100	101
Simon Property Group LP	4.750%	3/15/42	100	110
Simon Property Group LP	4.250%	11/30/46	200	209
SITE Centers Corp.	4.625%	7/15/22	63	64
SITE Centers Corp.	3.900%	8/15/24	100	100
SITE Centers Corp.	3.625%	2/1/25	200	196
SITE Centers Corp.	4.250%	2/1/26	70	71
SITE Centers Corp.	4.700%	6/1/27	75	77
SL Green Operating Partnership LP	3.250%	10/15/22	100	100
STORE Capital Corp.	4.500%	3/15/28	75	76
STORE Capital Corp.	4.625%	3/15/29	100	101
Tanger Properties LP	3.125%	9/1/26	175	162
Tanger Properties LP	3.875%	7/15/27	50	48
UDR Inc.	3.700%	10/1/20	25	25
UDR Inc.	4.625%	1/10/22	50	52
UDR Inc.	2.950%	9/1/26	150	144
UDR Inc.	3.500%	7/1/27	150	148
UDR Inc.	3.500%	1/15/28	250	247

Ventas Realty LP	3.125%	6/15/23	175	175
Ventas Realty LP	3.500%	4/15/24	75	76
Ventas Realty LP	3.750%	5/1/24	200	205
Ventas Realty LP	4.125%	1/15/26	75	77
Ventas Realty LP	3.250%	10/15/26	75	73
Ventas Realty LP	3.850%	4/1/27	50	50
Ventas Realty LP	4.000%	3/1/28	125	126
Ventas Realty LP	5.700%	9/30/43	75	86
Ventas Realty LP	4.875%	4/15/49	50	52
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	200	201
VEREIT Operating Partnership LP	4.125%	6/1/21	75	76
VEREIT Operating Partnership LP	4.600%	2/6/24	75	77
VEREIT Operating Partnership LP	4.625%	11/1/25	75	77
VEREIT Operating Partnership LP	3.950%	8/15/27	450	442
Vornado Realty LP	3.500%	1/15/25	100	99
Washington REIT	4.950%	10/1/20	25	25
Washington REIT	3.950%	10/15/22	75	77
Weingarten Realty Investors	3.375%	10/15/22	50	50
Weingarten Realty Investors	3.500%	4/15/23	100	100
Welltower Inc.	4.950%	1/15/21	75	77
Welltower Inc.	5.250%	1/15/22	300	316
Welltower Inc.	3.750%	3/15/23	75	77
Welltower Inc.	3.950%	9/1/23	100	104
Welltower Inc.	4.000%	6/1/25	200	205
Welltower Inc.	4.250%	4/1/26	150	155
Welltower Inc.	4.250%	4/15/28	125	129
Welltower Inc.	4.125%	3/15/29	250	255
Welltower Inc.	6.500%	3/15/41	25	31
Welltower Inc.	4.950%	9/1/48	75	80
WP Carey Inc.	4.600%	4/1/24	75	78
WP Carey Inc.	4.000%	2/1/25	50	50
WP Carey Inc.	4.250%	10/1/26	75	76
				316,048
Industrial (16.1%)
Basic Industry (0.8%)
Air Products & Chemicals Inc.	3.000%	11/3/21	75	76
Air Products & Chemicals Inc.	2.750%	2/3/23	50	50
Air Products & Chemicals Inc.	3.350%	7/31/24	675	694
Airgas Inc.	3.650%	7/15/24	300	309
Albemarle Corp.	4.150%	12/1/24	75	77
Albemarle Corp.	5.450%	12/1/44	75	78
ArcelorMittal	5.125%	6/1/20	50	51
ArcelorMittal	6.125%	6/1/25	200	222
ArcelorMittal	4.550%	3/11/26	500	510
Barrick Gold Corp.	6.450%	10/15/35	75	89
Barrick North America Finance LLC	5.700%	5/30/41	450	512
Barrick North America Finance LLC	5.750%	5/1/43	150	173
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	50	58
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	176	178
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	50	52
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	150	156
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	575	675
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	25	26
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	75	77
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	290
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	200	199
Domtar Corp.	6.750%	2/15/44	100	103

Dow Chemical Co.	4.250%	11/15/20	125	127
Dow Chemical Co.	4.125%	11/15/21	566	582
Dow Chemical Co.	3.000%	11/15/22	225	225
Dow Chemical Co.	3.500%	10/1/24	50	51
6 Dow Chemical Co.	4.550%	11/30/25	150	158
6 Dow Chemical Co.	4.800%	11/30/28	225	242
Dow Chemical Co.	7.375%	11/1/29	25	32
Dow Chemical Co.	4.250%	10/1/34	50	49
Dow Chemical Co.	9.400%	5/15/39	350	533
Dow Chemical Co.	5.250%	11/15/41	100	106
6 Dow Chemical Co.	5.550%	11/30/48	300	335
DowDuPont Inc.	3.766%	11/15/20	250	254
DowDuPont Inc.	4.205%	11/15/23	475	497
DowDuPont Inc.	4.493%	11/15/25	350	373
DowDuPont Inc.	4.725%	11/15/28	425	458
DowDuPont Inc.	5.319%	11/15/38	300	334
DowDuPont Inc.	5.419%	11/15/48	475	538
Eastman Chemical Co.	4.500%	1/15/21	6	6
Eastman Chemical Co.	3.600%	8/15/22	49	50
Eastman Chemical Co.	4.800%	9/1/42	225	222
Eastman Chemical Co.	4.650%	10/15/44	150	146
Ecolab Inc.	4.350%	12/8/21	163	170
Ecolab Inc.	2.375%	8/10/22	470	464
Ecolab Inc.	2.700%	11/1/26	200	194
Ecolab Inc.	3.250%	12/1/27	100	101
EI du Pont de Nemours & Co.	2.200%	5/1/20	200	199
Fibria Overseas Finance Ltd.	5.250%	5/12/24	300	315
Fibria Overseas Finance Ltd.	4.000%	1/14/25	150	148
FMC Corp.	3.950%	2/1/22	50	51
FMC Corp.	4.100%	2/1/24	250	254
Georgia-Pacific LLC	8.000%	1/15/24	250	305
Georgia-Pacific LLC	7.375%	12/1/25	100	123
Georgia-Pacific LLC	8.875%	5/15/31	250	374
Goldcorp Inc.	3.700%	3/15/23	275	280
Goldcorp Inc.	5.450%	6/9/44	100	110
Huntsman International LLC	4.500%	5/1/29	75	75
International Flavors & Fragrances Inc.	3.400%	9/25/20	50	50
International Flavors & Fragrances Inc.	3.200%	5/1/23	25	25
International Flavors & Fragrances Inc.	4.450%	9/26/28	50	52
International Flavors & Fragrances Inc.	4.375%	6/1/47	90	85
International Flavors & Fragrances Inc.	5.000%	9/26/48	100	105
International Paper Co.	7.500%	8/15/21	306	336
International Paper Co.	3.650%	6/15/24	100	103
International Paper Co.	3.800%	1/15/26	75	77
International Paper Co.	3.000%	2/15/27	200	192
International Paper Co.	5.000%	9/15/35	100	104
International Paper Co.	7.300%	11/15/39	100	126
International Paper Co.	4.800%	6/15/44	200	197
International Paper Co.	5.150%	5/15/46	200	209
International Paper Co.	4.400%	8/15/47	200	187
International Paper Co.	4.350%	8/15/48	200	186
Kinross Gold Corp.	5.125%	9/1/21	50	51
Kinross Gold Corp.	5.950%	3/15/24	75	80
Kinross Gold Corp.	4.500%	7/15/27	25	24
LYB International Finance BV	5.250%	7/15/43	200	204
LYB International Finance II BV	3.500%	3/2/27	100	96
LyondellBasell Industries NV	6.000%	11/15/21	175	187

LyondellBasell Industries NV	5.750%	4/15/24	175	191
LyondellBasell Industries NV	4.625%	2/26/55	425	381
Meadwestvaco Corp.	7.950%	2/15/31	350	457
Mosaic Co.	3.750%	11/15/21	115	117
Mosaic Co.	3.250%	11/15/22	225	226
Mosaic Co.	4.250%	11/15/23	175	181
Mosaic Co.	4.050%	11/15/27	200	199
Mosaic Co.	5.450%	11/15/33	100	108
Mosaic Co.	4.875%	11/15/41	50	47
Mosaic Co.	5.625%	11/15/43	50	53
Newmont Mining Corp.	5.875%	4/1/35	100	114
Newmont Mining Corp.	4.875%	3/15/42	250	261
Nucor Corp.	4.125%	9/15/22	100	104
Nucor Corp.	3.950%	5/1/28	100	104
Nucor Corp.	6.400%	12/1/37	100	125
Nucor Corp.	5.200%	8/1/43	200	227
Nucor Corp.	4.400%	5/1/48	150	154
Nutrien Ltd.	3.500%	6/1/23	299	302
Nutrien Ltd.	3.375%	3/15/25	250	247
Nutrien Ltd.	3.000%	4/1/25	250	242
Nutrien Ltd.	4.000%	12/15/26	50	51
Nutrien Ltd.	4.200%	4/1/29	75	77
Nutrien Ltd.	4.125%	3/15/35	250	237
Nutrien Ltd.	5.625%	12/1/40	275	300
Nutrien Ltd.	6.125%	1/15/41	25	29
Nutrien Ltd.	4.900%	6/1/43	50	51
Nutrien Ltd.	5.250%	1/15/45	200	213
Nutrien Ltd.	5.000%	4/1/49	100	104
Packaging Corp. of America	3.900%	6/15/22	100	103
Packaging Corp. of America	4.500%	11/1/23	350	370
Packaging Corp. of America	3.400%	12/15/27	100	97
Praxair Inc.	3.000%	9/1/21	75	76
Praxair Inc.	2.450%	2/15/22	450	449
Praxair Inc.	2.200%	8/15/22	200	197
Praxair Inc.	3.550%	11/7/42	50	49
Rayonier Inc.	3.750%	4/1/22	50	50
Reliance Steel & Aluminum Co.	4.500%	4/15/23	100	104
Rio Tinto Alcan Inc.	6.125%	12/15/33	225	285
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	220	231
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	97
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	125	149
Rio Tinto Finance USA plc	4.750%	3/22/42	150	170
Rio Tinto Finance USA plc	4.125%	8/21/42	250	262
Rohm & Haas Co.	7.850%	7/15/29	250	321
RPM International Inc.	3.450%	11/15/22	100	100
RPM International Inc.	3.750%	3/15/27	50	48
RPM International Inc.	4.550%	3/1/29	75	76
RPM International Inc.	4.250%	1/15/48	250	217
SASOL Financing USA LLC	6.500%	9/27/28	200	218
Sherwin-Williams Co.	2.250%	5/15/20	50	50
Sherwin-Williams Co.	2.750%	6/1/22	150	149
Sherwin-Williams Co.	3.125%	6/1/24	50	50
Sherwin-Williams Co.	3.450%	8/1/25	225	227
Sherwin-Williams Co.	3.950%	1/15/26	200	202
Sherwin-Williams Co.	3.450%	6/1/27	100	98
Sherwin-Williams Co.	4.550%	8/1/45	90	88
Sherwin-Williams Co.	4.500%	6/1/47	100	99

Southern Copper Corp.	5.375%	4/16/20	75	77
Southern Copper Corp.	3.500%	11/8/22	400	403
Southern Copper Corp.	3.875%	4/23/25	50	51
Southern Copper Corp.	7.500%	7/27/35	100	126
Southern Copper Corp.	6.750%	4/16/40	125	150
Southern Copper Corp.	5.875%	4/23/45	500	559
6 Suzano Austria GmbH	6.000%	1/15/29	400	425
Teck Resources Ltd.	6.125%	10/1/35	100	106
Teck Resources Ltd.	6.000%	8/15/40	50	52
Teck Resources Ltd.	6.250%	7/15/41	325	347
Vale Overseas Ltd.	4.375%	1/11/22	272	276
Vale Overseas Ltd.	6.250%	8/10/26	300	327
Vale Overseas Ltd.	8.250%	1/17/34	50	63
Vale Overseas Ltd.	6.875%	11/21/36	410	469
Vale Overseas Ltd.	6.875%	11/10/39	450	515
Vale SA	5.625%	9/11/42	75	75
Westlake Chemical Corp.	3.600%	8/15/26	300	290
Westlake Chemical Corp.	5.000%	8/15/46	200	194
WestRock RKT Co.	4.900%	3/1/22	100	104
Weyerhaeuser Co.	4.700%	3/15/21	75	77
Weyerhaeuser Co.	8.500%	1/15/25	50	62
Weyerhaeuser Co.	4.000%	11/15/29	150	154
Weyerhaeuser Co.	7.375%	3/15/32	100	131
Weyerhaeuser Co.	6.875%	12/15/33	50	62
WRKCo Inc.	3.000%	9/15/24	250	243
WRKCo Inc.	4.650%	3/15/26	100	106
WRKCo Inc.	3.375%	9/15/27	250	240
WRKCo Inc.	4.900%	3/15/29	150	162
Yamana Gold Inc.	4.950%	7/15/24	110	113
Yamana Gold Inc.	4.625%	12/15/27	75	73

Capital Goods (1.4%)
3M Co.	2.000%	8/7/20	100	99
3M Co.	1.625%	9/19/21	150	147
3M Co.	2.750%	3/1/22	100	101
3M Co.	2.250%	3/15/23	175	173
3M Co.	3.250%	2/14/24	100	103
3M Co.	3.000%	8/7/25	100	102
3M Co.	2.250%	9/19/26	150	144
3M Co.	2.875%	10/15/27	125	124
3M Co.	3.375%	3/1/29	150	154
3M Co.	3.125%	9/19/46	75	68
3M Co.	3.625%	10/15/47	100	98
3M Co.	4.000%	9/14/48	250	262
ABB Finance USA Inc.	2.800%	4/3/20	50	50
ABB Finance USA Inc.	3.375%	4/3/23	100	102
ABB Finance USA Inc.	4.375%	5/8/42	25	27
Allegion US Holding Co. Inc.	3.550%	10/1/27	175	165
Bemis Co. Inc.	3.100%	9/15/26	50	47
Boeing Co.	1.650%	10/30/20	100	98
Boeing Co.	2.125%	3/1/22	50	49
Boeing Co.	2.800%	3/1/23	600	601
Boeing Co.	1.875%	6/15/23	100	96
Boeing Co.	2.800%	3/1/24	75	75
Boeing Co.	2.500%	3/1/25	145	140
Boeing Co.	2.250%	6/15/26	50	47
Boeing Co.	2.800%	3/1/27	50	49

Boeing Co.	3.250%	3/1/28	100	100
Boeing Co.	3.450%	11/1/28	60	61
Boeing Co.	3.200%	3/1/29	200	200
Boeing Co.	6.625%	2/15/38	50	66
Boeing Co.	3.550%	3/1/38	50	48
Boeing Co.	3.500%	3/1/39	125	119
Boeing Co.	6.875%	3/15/39	125	171
Boeing Co.	5.875%	2/15/40	75	94
Boeing Co.	3.375%	6/15/46	75	69
Boeing Co.	3.650%	3/1/47	50	48
Boeing Co.	3.625%	3/1/48	75	71
Boeing Co.	3.850%	11/1/48	60	60
Boeing Co.	3.825%	3/1/59	75	72
Carlisle Cos. Inc.	3.750%	11/15/22	75	76
Carlisle Cos. Inc.	3.500%	12/1/24	50	50
Carlisle Cos. Inc.	3.750%	12/1/27	125	121
Caterpillar Financial Services Corp.	1.850%	9/4/20	175	173
Caterpillar Financial Services Corp.	2.500%	11/13/20	50	50
Caterpillar Financial Services Corp.	2.900%	3/15/21	100	101
Caterpillar Financial Services Corp.	1.700%	8/9/21	100	98
Caterpillar Financial Services Corp.	2.750%	8/20/21	100	100
Caterpillar Financial Services Corp.	3.150%	9/7/21	200	202
Caterpillar Financial Services Corp.	1.931%	10/1/21	75	73
Caterpillar Financial Services Corp.	2.950%	2/26/22	200	202
Caterpillar Financial Services Corp.	2.400%	6/6/22	150	149
Caterpillar Financial Services Corp.	2.550%	11/29/22	200	199
Caterpillar Financial Services Corp.	3.450%	5/15/23	200	205
Caterpillar Financial Services Corp.	3.650%	12/7/23	70	73
Caterpillar Financial Services Corp.	3.300%	6/9/24	250	256
Caterpillar Financial Services Corp.	3.250%	12/1/24	200	204
Caterpillar Financial Services Corp.	2.400%	8/9/26	100	95
Caterpillar Inc.	3.900%	5/27/21	125	129
Caterpillar Inc.	2.600%	6/26/22	50	50
Caterpillar Inc.	3.400%	5/15/24	250	259
Caterpillar Inc.	6.050%	8/15/36	100	127
Caterpillar Inc.	5.200%	5/27/41	150	177
Caterpillar Inc.	3.803%	8/15/42	243	247
Caterpillar Inc.	4.750%	5/15/64	100	111
CNH Industrial Capital LLC	4.375%	11/6/20	150	151
CNH Industrial Capital LLC	4.200%	1/15/24	1,050	1,074
CNH Industrial NV	3.850%	11/15/27	200	187
Crane Co.	4.450%	12/15/23	50	52
Crane Co.	4.200%	3/15/48	150	142
CRH America Inc.	5.750%	1/15/21	75	78
Deere & Co.	2.600%	6/8/22	125	125
Deere & Co.	5.375%	10/16/29	125	148
Deere & Co.	7.125%	3/3/31	100	134
Deere & Co.	3.900%	6/9/42	75	78
Dover Corp.	3.150%	11/15/25	200	196
Dover Corp.	6.600%	3/15/38	75	95
Eaton Corp.	2.750%	11/2/22	300	299
Eaton Corp.	4.000%	11/2/32	225	234
Eaton Corp.	4.150%	11/2/42	150	150
Eaton Corp.	3.915%	9/15/47	50	48
Embraer Netherlands Finance BV	5.050%	6/15/25	200	211
Embraer Netherlands Finance BV	5.400%	2/1/27	100	108
6 Embraer Overseas Ltd.	5.696%	9/16/23	100	107

Embraer SA	5.150%	6/15/22	275	285
Emerson Electric Co.	4.250%	11/15/20	25	26
Emerson Electric Co.	2.625%	12/1/21	150	150
Emerson Electric Co.	3.150%	6/1/25	200	202
FLIR Systems Inc.	3.125%	6/15/21	50	50
Flowserve Corp.	3.500%	9/15/22	250	251
Flowserve Corp.	4.000%	11/15/23	50	51
Fortive Corp.	2.350%	6/15/21	100	99
Fortive Corp.	3.150%	6/15/26	150	146
Fortive Corp.	4.300%	6/15/46	100	97
Fortune Brands Home & Security Inc.	3.000%	6/15/20	75	75
Fortune Brands Home & Security Inc.	4.000%	9/21/23	100	103
Fortune Brands Home & Security Inc.	4.000%	6/15/25	100	102
General Dynamics Corp.	2.875%	5/11/20	80	80
General Dynamics Corp.	3.000%	5/11/21	300	302
General Dynamics Corp.	3.375%	5/15/23	200	205
General Dynamics Corp.	1.875%	8/15/23	300	288
General Dynamics Corp.	2.375%	11/15/24	300	293
General Dynamics Corp.	3.500%	5/15/25	200	207
General Dynamics Corp.	2.625%	11/15/27	200	194
General Dynamics Corp.	3.750%	5/15/28	200	211
General Dynamics Corp.	3.600%	11/15/42	100	99
General Electric Co.	5.550%	5/4/20	108	111
General Electric Co.	4.375%	9/16/20	128	130
General Electric Co.	4.625%	1/7/21	201	206
General Electric Co.	5.300%	2/11/21	172	178
General Electric Co.	4.650%	10/17/21	347	360
General Electric Co.	3.150%	9/7/22	91	91
General Electric Co.	2.700%	10/9/22	850	833
General Electric Co.	3.100%	1/9/23	574	570
General Electric Co.	6.750%	3/15/32	705	814
General Electric Co.	6.150%	8/7/37	161	176
General Electric Co.	5.875%	1/14/38	510	545
General Electric Co.	6.875%	1/10/39	413	488
General Electric Co.	4.125%	10/9/42	325	282
General Electric Co.	4.500%	3/11/44	425	387
Harris Corp.	2.700%	4/27/20	75	75
Harris Corp.	3.832%	4/27/25	200	204
Harris Corp.	4.854%	4/27/35	100	106
Harris Corp.	6.150%	12/15/40	100	123
Harris Corp.	5.054%	4/27/45	100	111
Hexcel Corp.	4.700%	8/15/25	100	103
Honeywell International Inc.	4.250%	3/1/21	200	206
Honeywell International Inc.	1.850%	11/1/21	100	98
Honeywell International Inc.	2.500%	11/1/26	50	49
Honeywell International Inc.	5.700%	3/15/37	200	249
Honeywell International Inc.	5.375%	3/1/41	150	183
Hubbell Inc.	3.350%	3/1/26	75	73
Hubbell Inc.	3.150%	8/15/27	50	47
Hubbell Inc.	3.500%	2/15/28	175	170
Huntington Ingalls Industries Inc.	3.483%	12/1/27	150	147
Illinois Tool Works Inc.	3.375%	9/15/21	100	101
Illinois Tool Works Inc.	3.500%	3/1/24	200	207
Illinois Tool Works Inc.	2.650%	11/15/26	300	294
Illinois Tool Works Inc.	4.875%	9/15/41	75	87
Illinois Tool Works Inc.	3.900%	9/1/42	250	260
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	125	131

Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	125	150
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	375	384
Ingersoll-Rand Luxembourg Finance SA	3.500%	3/21/26	75	76
Ingersoll-Rand Luxembourg Finance SA	3.800%	3/21/29	225	228
Ingersoll-Rand Luxembourg Finance SA	4.500%	3/21/49	75	77
John Deere Capital Corp.	2.450%	9/11/20	75	75
John Deere Capital Corp.	2.550%	1/8/21	150	150
John Deere Capital Corp.	2.800%	3/4/21	100	100
John Deere Capital Corp.	2.875%	3/12/21	100	100
John Deere Capital Corp.	3.900%	7/12/21	100	103
John Deere Capital Corp.	3.125%	9/10/21	100	101
John Deere Capital Corp.	3.150%	10/15/21	25	25
John Deere Capital Corp.	2.650%	1/6/22	300	300
John Deere Capital Corp.	2.950%	4/1/22	125	126
John Deere Capital Corp.	2.150%	9/8/22	400	394
John Deere Capital Corp.	2.700%	1/6/23	100	100
John Deere Capital Corp.	2.800%	1/27/23	50	50
John Deere Capital Corp.	2.800%	3/6/23	100	100
John Deere Capital Corp.	3.450%	6/7/23	200	205
John Deere Capital Corp.	3.650%	10/12/23	50	52
John Deere Capital Corp.	2.650%	6/24/24	75	74
John Deere Capital Corp.	3.450%	3/13/25	300	309
John Deere Capital Corp.	3.400%	9/11/25	75	77
John Deere Capital Corp.	2.650%	6/10/26	100	97
John Deere Capital Corp.	2.800%	9/8/27	150	148
John Deere Capital Corp.	3.050%	1/6/28	100	100
John Deere Capital Corp.	3.450%	3/7/29	100	103
Johnson Controls International plc	4.250%	3/1/21	150	153
Johnson Controls International plc	3.750%	12/1/21	100	101
Johnson Controls International plc	3.625%	7/2/24	135	137
Johnson Controls International plc	3.900%	2/14/26	100	102
Johnson Controls International plc	6.000%	1/15/36	50	57
Johnson Controls International plc	4.625%	7/2/44	175	170
Johnson Controls International plc	5.125%	9/14/45	150	157
Johnson Controls International plc	4.500%	2/15/47	100	96
Johnson Controls International plc	4.950%	7/2/64	100	92
Kennametal Inc.	3.875%	2/15/22	50	51
Kennametal Inc.	4.625%	6/15/28	120	120
L3 Technologies Inc.	4.950%	2/15/21	75	77
L3 Technologies Inc.	3.850%	6/15/23	600	617
L3 Technologies Inc.	3.950%	5/28/24	103	105
L3 Technologies Inc.	3.850%	12/15/26	50	51
L3 Technologies Inc.	4.400%	6/15/28	175	184
Lafarge SA	7.125%	7/15/36	100	117
Leggett & Platt Inc.	3.800%	11/15/24	100	100
Leggett & Platt Inc.	3.500%	11/15/27	300	286
Leggett & Platt Inc.	4.400%	3/15/29	75	76
Lennox International Inc.	3.000%	11/15/23	100	98
Lockheed Martin Corp.	2.500%	11/23/20	140	139
Lockheed Martin Corp.	3.350%	9/15/21	725	736
Lockheed Martin Corp.	3.100%	1/15/23	100	101
Lockheed Martin Corp.	3.550%	1/15/26	380	393
Lockheed Martin Corp.	3.600%	3/1/35	150	148
Lockheed Martin Corp.	4.500%	5/15/36	100	109
Lockheed Martin Corp.	6.150%	9/1/36	375	472
Lockheed Martin Corp.	4.070%	12/15/42	245	249
Lockheed Martin Corp.	4.700%	5/15/46	375	421

Lockheed Martin Corp.	4.090%	9/15/52	31	31
Martin Marietta Materials Inc.	4.250%	7/2/24	100	102
Martin Marietta Materials Inc.	3.450%	6/1/27	50	47
Martin Marietta Materials Inc.	3.500%	12/15/27	100	96
Martin Marietta Materials Inc.	4.250%	12/15/47	175	154
Masco Corp.	3.500%	4/1/21	70	70
Masco Corp.	4.450%	4/1/25	50	52
Masco Corp.	4.375%	4/1/26	100	102
Masco Corp.	3.500%	11/15/27	100	95
Masco Corp.	7.750%	8/1/29	24	29
Masco Corp.	4.500%	5/15/47	100	91
Mohawk Industries Inc.	3.850%	2/1/23	100	103
Northrop Grumman Corp.	2.080%	10/15/20	200	198
Northrop Grumman Corp.	3.500%	3/15/21	200	203
Northrop Grumman Corp.	2.550%	10/15/22	200	198
Northrop Grumman Corp.	3.250%	8/1/23	150	151
Northrop Grumman Corp.	2.930%	1/15/25	275	271
Northrop Grumman Corp.	3.200%	2/1/27	150	148
Northrop Grumman Corp.	3.250%	1/15/28	100	98
Northrop Grumman Corp.	5.050%	11/15/40	50	56
Northrop Grumman Corp.	4.750%	6/1/43	275	297
Northrop Grumman Corp.	4.030%	10/15/47	145	143
Nvent Finance Sarl	3.950%	4/15/23	200	199
Nvent Finance Sarl	4.550%	4/15/28	100	102
Oshkosh Corp.	4.600%	5/15/28	185	187
Owens Corning	4.200%	12/15/22	150	154
Owens Corning	3.400%	8/15/26	200	188
Owens Corning	4.300%	7/15/47	200	162
Owens Corning	4.400%	1/30/48	75	62
Parker-Hannifin Corp.	3.500%	9/15/22	175	178
Parker-Hannifin Corp.	3.300%	11/21/24	100	101
Parker-Hannifin Corp.	3.250%	3/1/27	125	124
Parker-Hannifin Corp.	6.250%	5/15/38	225	286
Parker-Hannifin Corp.	4.450%	11/21/44	200	212
Parker-Hannifin Corp.	4.100%	3/1/47	75	77
Precision Castparts Corp.	2.250%	6/15/20	150	149
Precision Castparts Corp.	2.500%	1/15/23	200	200
Precision Castparts Corp.	3.250%	6/15/25	200	205
Precision Castparts Corp.	3.900%	1/15/43	75	76
Precision Castparts Corp.	4.375%	6/15/45	300	326
Raytheon Co.	3.125%	10/15/20	175	177
Raytheon Co.	2.500%	12/15/22	275	274
Raytheon Co.	7.200%	8/15/27	25	32
Raytheon Co.	4.700%	12/15/41	50	57
Republic Services Inc.	5.250%	11/15/21	175	186
Republic Services Inc.	3.550%	6/1/22	50	51
Republic Services Inc.	3.200%	3/15/25	250	251
Republic Services Inc.	6.200%	3/1/40	50	63
Republic Services Inc.	5.700%	5/15/41	100	120
Rockwell Automation Inc.	3.500%	3/1/29	100	103
Rockwell Automation Inc.	4.200%	3/1/49	100	106
Rockwell Collins Inc.	3.100%	11/15/21	50	50
Rockwell Collins Inc.	2.800%	3/15/22	170	170
Rockwell Collins Inc.	3.200%	3/15/24	100	99
Rockwell Collins Inc.	3.500%	3/15/27	300	295
Rockwell Collins Inc.	4.800%	12/15/43	65	68
Rockwell Collins Inc.	4.350%	4/15/47	250	247

Roper Technologies Inc.	3.000%	12/15/20	125	125
Roper Technologies Inc.	2.800%	12/15/21	200	197
Roper Technologies Inc.	3.850%	12/15/25	100	102
Roper Technologies Inc.	3.800%	12/15/26	120	121
Snap-on Inc.	6.125%	9/1/21	75	81
Snap-on Inc.	3.250%	3/1/27	50	50
Snap-on Inc.	4.100%	3/1/48	75	78
Sonoco Products Co.	5.750%	11/1/40	120	134
Spirit AeroSystems Inc.	3.950%	6/15/23	75	76
Spirit AeroSystems Inc.	3.850%	6/15/26	65	63
Spirit AeroSystems Inc.	4.600%	6/15/28	200	201
Stanley Black & Decker Inc.	3.400%	12/1/21	150	152
Stanley Black & Decker Inc.	3.400%	3/1/26	50	51
Stanley Black & Decker Inc.	5.200%	9/1/40	75	85
Stanley Black & Decker Inc.	4.850%	11/15/48	50	56
Textron Inc.	3.875%	3/1/25	65	65
Textron Inc.	4.000%	3/15/26	200	202
Textron Inc.	3.650%	3/15/27	250	245
Textron Inc.	3.375%	3/1/28	50	48
Timken Co.	3.875%	9/1/24	100	99
Timken Co.	4.500%	12/15/28	25	25
United Technologies Corp.	4.500%	4/15/20	100	102
United Technologies Corp.	1.900%	5/4/20	200	198
United Technologies Corp.	3.350%	8/16/21	200	203
United Technologies Corp.	1.950%	11/1/21	100	98
United Technologies Corp.	3.100%	6/1/22	460	463
United Technologies Corp.	3.650%	8/16/23	425	436
United Technologies Corp.	2.800%	5/4/24	250	247
United Technologies Corp.	3.950%	8/16/25	250	260
United Technologies Corp.	2.650%	11/1/26	100	95
United Technologies Corp.	6.700%	8/1/28	75	91
United Technologies Corp.	4.125%	11/16/28	750	779
United Technologies Corp.	7.500%	9/15/29	125	164
United Technologies Corp.	5.400%	5/1/35	150	168
United Technologies Corp.	6.050%	6/1/36	100	119
United Technologies Corp.	6.125%	7/15/38	100	122
United Technologies Corp.	4.450%	11/16/38	175	181
United Technologies Corp.	5.700%	4/15/40	100	117
United Technologies Corp.	4.500%	6/1/42	675	696
United Technologies Corp.	4.150%	5/15/45	200	194
United Technologies Corp.	3.750%	11/1/46	200	184
United Technologies Corp.	4.050%	5/4/47	150	145
United Technologies Corp.	4.625%	11/16/48	400	424
Valmont Industries Inc.	5.000%	10/1/44	150	142
Valmont Industries Inc.	5.250%	10/1/54	75	70
Vulcan Materials Co.	4.500%	4/1/25	200	206
Vulcan Materials Co.	4.500%	6/15/47	125	112
Wabtec Corp.	4.400%	3/15/24	275	278
Wabtec Corp.	3.450%	11/15/26	150	139
Wabtec Corp.	4.950%	9/15/28	100	101
Waste Management Inc.	4.600%	3/1/21	50	52
Waste Management Inc.	2.900%	9/15/22	100	100
Waste Management Inc.	2.400%	5/15/23	225	221
Waste Management Inc.	3.500%	5/15/24	100	102
Waste Management Inc.	3.125%	3/1/25	150	151
Waste Management Inc.	3.150%	11/15/27	125	124
Waste Management Inc.	3.900%	3/1/35	250	251

Waste Management Inc.	4.100%	3/1/45	100	103
WW Grainger Inc.	4.600%	6/15/45	200	211
WW Grainger Inc.	3.750%	5/15/46	75	70
WW Grainger Inc.	4.200%	5/15/47	50	50
Xylem Inc.	3.250%	11/1/26	100	98
Xylem Inc.	4.375%	11/1/46	100	102

Communication (2.4%)
Activision Blizzard Inc.	2.300%	9/15/21	125	123
Activision Blizzard Inc.	2.600%	6/15/22	75	74
Activision Blizzard Inc.	3.400%	9/15/26	160	158
Activision Blizzard Inc.	4.500%	6/15/47	75	70
America Movil SAB de CV	3.125%	7/16/22	300	302
America Movil SAB de CV	6.375%	3/1/35	300	374
America Movil SAB de CV	6.125%	11/15/37	150	182
America Movil SAB de CV	6.125%	3/30/40	200	250
America Movil SAB de CV	4.375%	7/16/42	250	260
American Tower Corp.	2.800%	6/1/20	75	75
American Tower Corp.	5.050%	9/1/20	150	155
American Tower Corp.	3.300%	2/15/21	125	125
American Tower Corp.	3.450%	9/15/21	475	480
American Tower Corp.	5.900%	11/1/21	475	509
American Tower Corp.	2.250%	1/15/22	125	122
American Tower Corp.	3.500%	1/31/23	200	202
American Tower Corp.	5.000%	2/15/24	200	215
American Tower Corp.	3.375%	5/15/24	100	101
American Tower Corp.	4.000%	6/1/25	100	103
American Tower Corp.	3.375%	10/15/26	200	195
American Tower Corp.	3.125%	1/15/27	125	120
American Tower Corp.	3.950%	3/15/29	325	327
AT&T Inc.	2.450%	6/30/20	700	697
AT&T Inc.	4.600%	2/15/21	175	180
AT&T Inc.	3.200%	3/1/22	250	252
AT&T Inc.	3.800%	3/15/22	275	282
AT&T Inc.	3.000%	6/30/22	500	501
AT&T Inc.	3.600%	2/17/23	1,005	1,025
AT&T Inc.	3.800%	3/1/24	125	128
AT&T Inc.	3.950%	1/15/25	400	408
AT&T Inc.	3.400%	5/15/25	940	929
AT&T Inc.	4.125%	2/17/26	765	782
AT&T Inc.	4.250%	3/1/27	403	413
AT&T Inc.	4.100%	2/15/28	444	448
AT&T Inc.	4.350%	3/1/29	550	561
AT&T Inc.	4.300%	2/15/30	860	871
AT&T Inc.	4.500%	5/15/35	200	196
AT&T Inc.	5.250%	3/1/37	400	420
AT&T Inc.	4.900%	8/15/37	300	303
AT&T Inc.	4.850%	3/1/39	380	382
AT&T Inc.	6.350%	3/15/40	100	116
AT&T Inc.	6.000%	8/15/40	300	338
AT&T Inc.	5.350%	9/1/40	600	630
AT&T Inc.	5.550%	8/15/41	225	240
AT&T Inc.	5.150%	3/15/42	375	384
AT&T Inc.	4.300%	12/15/42	271	250
AT&T Inc.	4.800%	6/15/44	575	562
AT&T Inc.	4.350%	6/15/45	624	575
AT&T Inc.	4.750%	5/15/46	650	637

AT&T Inc.	5.150%	11/15/46	1,338	1,376
AT&T Inc.	4.550%	3/9/49	262	247
AT&T Inc.	5.150%	2/15/50	957	979
AT&T Inc.	5.300%	8/15/58	307	314
Bell Canada Inc.	4.464%	4/1/48	150	155
British Telecommunications plc	4.500%	12/4/23	200	209
British Telecommunications plc	9.625%	12/15/30	516	739
CBS Corp.	4.300%	2/15/21	275	280
CBS Corp.	2.500%	2/15/23	200	195
CBS Corp.	2.900%	6/1/23	75	74
CBS Corp.	3.700%	8/15/24	175	177
CBS Corp.	3.500%	1/15/25	150	150
CBS Corp.	2.900%	1/15/27	279	260
CBS Corp.	3.375%	2/15/28	100	95
CBS Corp.	5.500%	5/15/33	75	81
CBS Corp.	5.900%	10/15/40	225	248
CBS Corp.	4.850%	7/1/42	225	220
CBS Corp.	4.900%	8/15/44	100	100
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	250	256
Charter Communications Operating LLC /
Charter Communications Operating
Capital	3.579%	7/23/20	375	377
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.464%	7/23/22	676	698
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.500%	2/1/24	175	182
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.908%	7/23/25	850	897
Charter Communications Operating LLC /
Charter Communications Operating
Capital	3.750%	2/15/28	630	607
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.050%	3/30/29	225	237
Charter Communications Operating LLC /
Charter Communications Operating
Capital	6.384%	10/23/35	375	418
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.375%	4/1/38	150	150
Charter Communications Operating LLC /
Charter Communications Operating
Capital	6.484%	10/23/45	650	726
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.375%	5/1/47	450	446
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.750%	4/1/48	450	469
Charter Communications Operating LLC /
Charter Communications Operating
Capital	6.834%	10/23/55	75	85

Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	139	171
Comcast Corp.	3.300%	10/1/20	500	505
Comcast Corp.	3.450%	10/1/21	250	254
Comcast Corp.	2.750%	3/1/23	200	199
Comcast Corp.	3.000%	2/1/24	710	712
Comcast Corp.	3.375%	2/15/25	202	205
Comcast Corp.	3.375%	8/15/25	250	253
Comcast Corp.	3.950%	10/15/25	625	654
Comcast Corp.	3.150%	3/1/26	400	399
Comcast Corp.	2.350%	1/15/27	495	463
Comcast Corp.	3.150%	2/15/28	325	319
Comcast Corp.	4.150%	10/15/28	950	1,001
Comcast Corp.	4.250%	10/15/30	250	265
Comcast Corp.	4.250%	1/15/33	275	291
Comcast Corp.	4.200%	8/15/34	175	182
Comcast Corp.	5.650%	6/15/35	1,065	1,252
Comcast Corp.	4.400%	8/15/35	150	157
Comcast Corp.	3.200%	7/15/36	175	159
Comcast Corp.	6.450%	3/15/37	175	223
Comcast Corp.	6.950%	8/15/37	250	332
Comcast Corp.	3.900%	3/1/38	175	172
Comcast Corp.	6.400%	5/15/38	100	127
Comcast Corp.	4.600%	10/15/38	550	588
Comcast Corp.	6.400%	3/1/40	150	191
Comcast Corp.	4.650%	7/15/42	370	393
Comcast Corp.	4.500%	1/15/43	100	104
Comcast Corp.	4.600%	8/15/45	250	265
Comcast Corp.	3.400%	7/15/46	250	220
Comcast Corp.	3.969%	11/1/47	886	856
Comcast Corp.	4.700%	10/15/48	750	813
Comcast Corp.	3.999%	11/1/49	138	134
Comcast Corp.	4.950%	10/15/58	475	524
Crown Castle International Corp.	3.400%	2/15/21	300	302
Crown Castle International Corp.	2.250%	9/1/21	125	123
Crown Castle International Corp.	4.875%	4/15/22	125	132
Crown Castle International Corp.	5.250%	1/15/23	125	134
Crown Castle International Corp.	3.150%	7/15/23	150	150
Crown Castle International Corp.	3.200%	9/1/24	250	248
Crown Castle International Corp.	4.450%	2/15/26	250	261
Crown Castle International Corp.	3.700%	6/15/26	175	174
Crown Castle International Corp.	3.650%	9/1/27	325	320
Crown Castle International Corp.	3.800%	2/15/28	325	323
Crown Castle International Corp.	4.750%	5/15/47	70	69
Crown Castle International Corp.	5.200%	2/15/49	75	79
Deutsche Telekom International Finance BV	8.750%	6/15/30	775	1,065
6 Discovery Communications LLC	2.800%	6/15/20	100	99
Discovery Communications LLC	4.375%	6/15/21	25	26
6 Discovery Communications LLC	3.500%	6/15/22	200	201
Discovery Communications LLC	2.950%	3/20/23	100	99
Discovery Communications LLC	3.250%	4/1/23	100	100
Discovery Communications LLC	3.800%	3/13/24	100	101
6 Discovery Communications LLC	3.900%	11/15/24	150	152
Discovery Communications LLC	3.450%	3/15/25	225	220
6 Discovery Communications LLC	3.950%	6/15/25	100	101
Discovery Communications LLC	4.900%	3/11/26	200	211
Discovery Communications LLC	3.950%	3/20/28	325	316

Discovery Communications LLC	5.000%	9/20/37	225	218
Discovery Communications LLC	6.350%	6/1/40	150	164
Discovery Communications LLC	4.950%	5/15/42	277	259
Discovery Communications LLC	5.200%	9/20/47	225	218
Electronic Arts Inc.	3.700%	3/1/21	150	152
Electronic Arts Inc.	4.800%	3/1/26	100	107
6 Fox Corp.	3.666%	1/25/22	50	51
6 Fox Corp.	4.030%	1/25/24	250	259
6 Fox Corp.	4.709%	1/25/29	375	402
6 Fox Corp.	5.476%	1/25/39	250	275
6 Fox Corp.	5.576%	1/25/49	325	367
Grupo Televisa SAB	6.625%	3/18/25	100	112
Grupo Televisa SAB	4.625%	1/30/26	100	103
Grupo Televisa SAB	6.625%	1/15/40	125	146
Grupo Televisa SAB	5.000%	5/13/45	425	416
Interpublic Group of Cos. Inc.	3.500%	10/1/20	50	50
Interpublic Group of Cos. Inc.	3.750%	10/1/21	50	51
Interpublic Group of Cos. Inc.	3.750%	2/15/23	150	151
Interpublic Group of Cos. Inc.	4.200%	4/15/24	75	77
Interpublic Group of Cos. Inc.	4.650%	10/1/28	100	104
Interpublic Group of Cos. Inc.	5.400%	10/1/48	125	126
Koninklijke KPN NV	8.375%	10/1/30	175	222
Moody's Corp.	2.750%	12/15/21	100	100
Moody's Corp.	4.500%	9/1/22	100	105
Moody's Corp.	4.875%	2/15/24	250	267
Moody's Corp.	4.875%	12/17/48	125	136
NBCUniversal Media LLC	5.150%	4/30/20	330	339
NBCUniversal Media LLC	4.375%	4/1/21	325	335
NBCUniversal Media LLC	2.875%	1/15/23	225	226
NBCUniversal Media LLC	6.400%	4/30/40	150	192
NBCUniversal Media LLC	5.950%	4/1/41	225	276
NBCUniversal Media LLC	4.450%	1/15/43	325	336
Omnicom Group Inc./ Omnicom Capital Inc.	4.450%	8/15/20	175	179
Omnicom Group Inc./ Omnicom Capital Inc.	3.625%	5/1/22	250	254
Omnicom Group Inc./ Omnicom Capital Inc.	3.650%	11/1/24	150	151
Omnicom Group Inc./ Omnicom Capital Inc.	3.600%	4/15/26	250	248
Orange SA	4.125%	9/14/21	325	336
Orange SA	9.000%	3/1/31	450	649
Orange SA	5.375%	1/13/42	325	371
RELX Capital Inc.	3.125%	10/15/22	182	182
RELX Capital Inc.	3.500%	3/16/23	125	126
RELX Capital Inc.	4.000%	3/18/29	100	102
Rogers Communications Inc.	3.000%	3/15/23	205	205
Rogers Communications Inc.	4.100%	10/1/23	175	183
Rogers Communications Inc.	3.625%	12/15/25	125	128
Rogers Communications Inc.	2.900%	11/15/26	100	97
Rogers Communications Inc.	4.500%	3/15/43	65	68
Rogers Communications Inc.	5.000%	3/15/44	190	211
Rogers Communications Inc.	4.300%	2/15/48	150	154
S&P Global Inc.	3.300%	8/14/20	125	126
S&P Global Inc.	4.000%	6/15/25	125	131
S&P Global Inc.	4.400%	2/15/26	175	188
S&P Global Inc.	6.550%	11/15/37	75	99
S&P Global Inc.	4.500%	5/15/48	100	109
6 Sky plc	3.750%	9/16/24	475	493
Telefonica Emisiones SAU	5.520%	3/1/49	250	261
Telefonica Emisiones SAU	5.134%	4/27/20	225	230

Telefonica Emisiones SAU	5.462%	2/16/21	555	580
Telefonica Emisiones SAU	4.103%	3/8/27	450	456
Telefonica Emisiones SAU	7.045%	6/20/36	425	518
Telefonica Emisiones SAU	4.665%	3/6/38	150	143
Telefonica Emisiones SAU	5.213%	3/8/47	450	453
Telefonica Emisiones SAU	4.895%	3/6/48	300	291
TELUS Corp.	2.800%	2/16/27	100	96
Thomson Reuters Corp.	5.500%	8/15/35	75	80
Thomson Reuters Corp.	5.850%	4/15/40	100	112
Thomson Reuters Corp.	5.650%	11/23/43	100	109
Time Warner Cable LLC	4.125%	2/15/21	150	152
Time Warner Cable LLC	6.550%	5/1/37	200	220
Time Warner Cable LLC	7.300%	7/1/38	50	58
Time Warner Cable LLC	6.750%	6/15/39	400	440
Time Warner Cable LLC	5.875%	11/15/40	425	441
Time Warner Cable LLC	5.500%	9/1/41	250	247
Time Warner Cable LLC	4.500%	9/15/42	350	307
Time Warner Entertainment Co. LP	8.375%	3/15/23	200	233
Time Warner Entertainment Co. LP	8.375%	7/15/33	200	259
Verizon Communications Inc.	3.450%	3/15/21	300	305
Verizon Communications Inc.	4.600%	4/1/21	475	492
Verizon Communications Inc.	3.500%	11/1/21	70	71
Verizon Communications Inc.	2.946%	3/15/22	200	201
Verizon Communications Inc.	3.125%	3/16/22	350	353
Verizon Communications Inc.	5.150%	9/15/23	830	913
Verizon Communications Inc.	3.500%	11/1/24	400	409
Verizon Communications Inc.	3.376%	2/15/25	534	542
Verizon Communications Inc.	2.625%	8/15/26	475	454
Verizon Communications Inc.	4.329%	9/21/28	979	1,037
6 Verizon Communications Inc.	4.016%	12/3/29	927	954
Verizon Communications Inc.	4.500%	8/10/33	575	605
Verizon Communications Inc.	4.400%	11/1/34	725	755
Verizon Communications Inc.	4.272%	1/15/36	563	570
Verizon Communications Inc.	5.250%	3/16/37	875	987
Verizon Communications Inc.	4.812%	3/15/39	200	215
Verizon Communications Inc.	4.750%	11/1/41	175	184
Verizon Communications Inc.	3.850%	11/1/42	225	213
Verizon Communications Inc.	4.125%	8/15/46	450	436
Verizon Communications Inc.	4.862%	8/21/46	806	861
Verizon Communications Inc.	5.500%	3/16/47	250	291
Verizon Communications Inc.	4.522%	9/15/48	888	913
Verizon Communications Inc.	5.012%	4/15/49	666	727
Verizon Communications Inc.	5.012%	8/21/54	999	1,071
Verizon Communications Inc.	4.672%	3/15/55	838	858
Viacom Inc.	3.875%	12/15/21	25	25
Viacom Inc.	4.250%	9/1/23	225	233
Viacom Inc.	3.875%	4/1/24	124	126
Viacom Inc.	6.875%	4/30/36	190	221
Viacom Inc.	4.375%	3/15/43	556	501
Viacom Inc.	5.850%	9/1/43	75	82
Vodafone Group plc	2.950%	2/19/23	449	445
Vodafone Group plc	3.750%	1/16/24	350	353
Vodafone Group plc	4.125%	5/30/25	300	306
Vodafone Group plc	4.375%	5/30/28	650	657
Vodafone Group plc	7.875%	2/15/30	150	191
Vodafone Group plc	6.250%	11/30/32	100	115
Vodafone Group plc	6.150%	2/27/37	125	138

Vodafone Group plc	5.000%	5/30/38	200	198
Vodafone Group plc	4.375%	2/19/43	275	247
Vodafone Group plc	5.250%	5/30/48	650	651
Walt Disney Co.	1.800%	6/5/20	200	198
Walt Disney Co.	2.150%	9/17/20	150	149
Walt Disney Co.	2.300%	2/12/21	250	249
6 Walt Disney Co.	4.500%	2/15/21	550	569
Walt Disney Co.	2.750%	8/16/21	100	100
Walt Disney Co.	2.550%	2/15/22	75	75
Walt Disney Co.	2.450%	3/4/22	75	75
6 Walt Disney Co.	3.000%	9/15/22	275	278
6 Walt Disney Co.	4.000%	10/1/23	75	78
6 Walt Disney Co.	3.700%	9/15/24	100	104
Walt Disney Co.	3.150%	9/17/25	150	153
6 Walt Disney Co.	3.700%	10/15/25	125	130
Walt Disney Co.	1.850%	7/30/26	1,070	990
6 Walt Disney Co.	6.550%	3/15/33	100	133
6 Walt Disney Co.	6.200%	12/15/34	350	459
6 Walt Disney Co.	6.400%	12/15/35	365	484
6 Walt Disney Co.	8.150%	10/17/36	175	272
6 Walt Disney Co.	6.150%	3/1/37	200	259
6 Walt Disney Co.	6.900%	8/15/39	125	176
6 Walt Disney Co.	6.150%	2/15/41	278	371
Walt Disney Co.	4.375%	8/16/41	75	82
Walt Disney Co.	4.125%	12/1/41	205	216
Walt Disney Co.	3.700%	12/1/42	125	125
6 Walt Disney Co.	5.400%	10/1/43	100	124
6 Walt Disney Co.	4.750%	9/15/44	175	201
6 Walt Disney Co.	7.750%	12/1/45	100	164
Warner Media LLC	3.400%	6/15/22	100	101
Warner Media LLC	4.050%	12/15/23	100	104
Warner Media LLC	3.600%	7/15/25	275	274
Warner Media LLC	3.875%	1/15/26	250	251
Warner Media LLC	3.800%	2/15/27	700	697
Warner Media LLC	7.625%	4/15/31	100	131
Warner Media LLC	6.100%	7/15/40	100	112
Warner Media LLC	5.375%	10/15/41	100	106
Warner Media LLC	4.900%	6/15/42	425	426
Warner Media LLC	5.350%	12/15/43	175	184
Warner Media LLC	4.650%	6/1/44	100	96
WPP Finance 2010	4.750%	11/21/21	208	215
WPP Finance 2010	3.625%	9/7/22	200	200
WPP Finance 2010	3.750%	9/19/24	100	98
WPP Finance 2010	5.125%	9/7/42	200	185

Consumer Cyclical (1.9%)
Alibaba Group Holding Ltd.	3.125%	11/28/21	300	302
Alibaba Group Holding Ltd.	2.800%	6/6/23	200	198
Alibaba Group Holding Ltd.	3.600%	11/28/24	400	410
Alibaba Group Holding Ltd.	3.400%	12/6/27	600	590
Alibaba Group Holding Ltd.	4.500%	11/28/34	280	293
Alibaba Group Holding Ltd.	4.000%	12/6/37	200	194
Alibaba Group Holding Ltd.	4.200%	12/6/47	225	224
Alibaba Group Holding Ltd.	4.400%	12/6/57	100	100
Amazon.com Inc.	1.900%	8/21/20	200	198
Amazon.com Inc.	3.300%	12/5/21	200	204
Amazon.com Inc.	2.500%	11/29/22	150	150

Amazon.com Inc.	2.400%	2/22/23	450	445
Amazon.com Inc.	2.800%	8/22/24	250	250
Amazon.com Inc.	3.800%	12/5/24	120	126
Amazon.com Inc.	5.200%	12/3/25	225	255
Amazon.com Inc.	3.150%	8/22/27	550	554
Amazon.com Inc.	4.800%	12/5/34	225	262
Amazon.com Inc.	3.875%	8/22/37	425	442
Amazon.com Inc.	4.950%	12/5/44	350	418
Amazon.com Inc.	4.050%	8/22/47	650	687
Amazon.com Inc.	4.250%	8/22/57	500	540
American Honda Finance Corp.	1.950%	7/20/20	125	124
American Honda Finance Corp.	2.450%	9/24/20	225	224
American Honda Finance Corp.	3.150%	1/8/21	250	252
American Honda Finance Corp.	2.650%	2/12/21	150	150
American Honda Finance Corp.	1.650%	7/12/21	150	147
American Honda Finance Corp.	1.700%	9/9/21	400	391
American Honda Finance Corp.	3.375%	12/10/21	150	152
American Honda Finance Corp.	2.600%	11/16/22	40	40
American Honda Finance Corp.	3.450%	7/14/23	125	128
American Honda Finance Corp.	3.625%	10/10/23	100	103
American Honda Finance Corp.	2.900%	2/16/24	150	150
American Honda Finance Corp.	2.300%	9/9/26	50	47
American Honda Finance Corp.	3.500%	2/15/28	100	103
Aptiv plc	4.250%	1/15/26	150	154
Aptiv plc	4.350%	3/15/29	50	51
Aptiv plc	4.400%	10/1/46	50	46
Aptiv plc	5.400%	3/15/49	50	52
Automatic Data Processing Inc.	2.250%	9/15/20	150	149
Automatic Data Processing Inc.	3.375%	9/15/25	200	207
AutoNation Inc.	3.350%	1/15/21	60	60
AutoNation Inc.	4.500%	10/1/25	150	149
AutoNation Inc.	3.800%	11/15/27	75	70
AutoZone Inc.	3.700%	4/15/22	350	357
AutoZone Inc.	2.875%	1/15/23	75	75
AutoZone Inc.	3.125%	7/15/23	125	125
AutoZone Inc.	3.125%	4/21/26	100	98
AutoZone Inc.	3.750%	6/1/27	100	101
Best Buy Co. Inc.	5.500%	3/15/21	25	26
Best Buy Co. Inc.	4.450%	10/1/28	200	202
Block Financial LLC	4.125%	10/1/20	94	95
Block Financial LLC	5.500%	11/1/22	100	106
Block Financial LLC	5.250%	10/1/25	100	103
Booking Holdings Inc.	2.750%	3/15/23	100	99
Booking Holdings Inc.	3.650%	3/15/25	100	102
Booking Holdings Inc.	3.600%	6/1/26	225	229
Booking Holdings Inc.	3.550%	3/15/28	100	100
BorgWarner Inc.	4.625%	9/15/20	25	26
BorgWarner Inc.	3.375%	3/15/25	75	74
BorgWarner Inc.	4.375%	3/15/45	100	92
Carnival Corp.	3.950%	10/15/20	100	102
Costco Wholesale Corp.	2.150%	5/18/21	200	199
Costco Wholesale Corp.	2.250%	2/15/22	100	99
Costco Wholesale Corp.	2.300%	5/18/22	150	149
Costco Wholesale Corp.	2.750%	5/18/24	175	176
Costco Wholesale Corp.	3.000%	5/18/27	100	100
Cummins Inc.	7.125%	3/1/28	100	127
Cummins Inc.	4.875%	10/1/43	125	142

Daimler Finance North America LLC	8.500%	1/18/31	250	355
Darden Restaurants Inc.	3.850%	5/1/27	200	198
Darden Restaurants Inc.	4.550%	2/15/48	50	48
Delphi Corp.	4.150%	3/15/24	125	128
Dollar General Corp.	3.250%	4/15/23	150	151
Dollar General Corp.	4.150%	11/1/25	105	109
Dollar General Corp.	3.875%	4/15/27	50	51
Dollar General Corp.	4.125%	5/1/28	150	154
Dollar Tree Inc.	3.700%	5/15/23	100	101
Dollar Tree Inc.	4.000%	5/15/25	200	202
Dollar Tree Inc.	4.200%	5/15/28	300	298
DR Horton Inc.	4.375%	9/15/22	100	102
DR Horton Inc.	4.750%	2/15/23	225	230
DR Horton Inc.	5.750%	8/15/23	75	81
eBay Inc.	3.250%	10/15/20	75	75
eBay Inc.	2.875%	8/1/21	125	125
eBay Inc.	3.800%	3/9/22	100	102
eBay Inc.	2.600%	7/15/22	450	443
eBay Inc.	2.750%	1/30/23	100	99
eBay Inc.	3.450%	8/1/24	125	125
eBay Inc.	3.600%	6/5/27	300	292
eBay Inc.	4.000%	7/15/42	25	21
Expedia Group Inc.	5.950%	8/15/20	75	78
Expedia Group Inc.	4.500%	8/15/24	100	104
Expedia Group Inc.	5.000%	2/15/26	275	291
Expedia Group Inc.	3.800%	2/15/28	100	96
Ford Motor Co.	4.346%	12/8/26	275	255
Ford Motor Co.	6.625%	10/1/28	175	182
Ford Motor Co.	6.375%	2/1/29	100	102
Ford Motor Co.	7.450%	7/16/31	375	400
Ford Motor Co.	4.750%	1/15/43	100	79
Ford Motor Co.	7.400%	11/1/46	100	103
Ford Motor Co.	5.291%	12/8/46	250	209
Ford Motor Credit Co. LLC	3.157%	8/4/20	200	199
Ford Motor Credit Co. LLC	2.343%	11/2/20	150	146
Ford Motor Credit Co. LLC	3.200%	1/15/21	250	247
Ford Motor Credit Co. LLC	5.750%	2/1/21	250	257
Ford Motor Credit Co. LLC	3.336%	3/18/21	200	197
Ford Motor Credit Co. LLC	5.875%	8/2/21	325	337
Ford Motor Credit Co. LLC	3.813%	10/12/21	200	198
Ford Motor Credit Co. LLC	5.596%	1/7/22	200	206
Ford Motor Credit Co. LLC	3.339%	3/28/22	150	145
Ford Motor Credit Co. LLC	2.979%	8/3/22	300	286
Ford Motor Credit Co. LLC	4.250%	9/20/22	200	199
Ford Motor Credit Co. LLC	4.375%	8/6/23	225	220
Ford Motor Credit Co. LLC	3.810%	1/9/24	150	142
Ford Motor Credit Co. LLC	5.584%	3/18/24	200	203
Ford Motor Credit Co. LLC	3.664%	9/8/24	200	185
Ford Motor Credit Co. LLC	4.134%	8/4/25	500	462
Ford Motor Credit Co. LLC	4.389%	1/8/26	200	185
Ford Motor Credit Co. LLC	3.815%	11/2/27	150	131
General Motors Co.	4.875%	10/2/23	625	649
General Motors Co.	4.000%	4/1/25	100	99
General Motors Co.	5.000%	10/1/28	150	150
General Motors Co.	5.000%	4/1/35	165	150
General Motors Co.	6.600%	4/1/36	250	261
General Motors Co.	5.150%	4/1/38	225	206

General Motors Co.	6.250%	10/2/43	210	208
General Motors Co.	5.200%	4/1/45	230	204
General Motors Co.	6.750%	4/1/46	130	135
General Motors Co.	5.400%	4/1/48	200	183
General Motors Co.	5.950%	4/1/49	175	169
General Motors Financial Co. Inc.	2.650%	4/13/20	300	298
General Motors Financial Co. Inc.	3.200%	7/13/20	650	651
General Motors Financial Co. Inc.	2.450%	11/6/20	200	198
General Motors Financial Co. Inc.	3.700%	11/24/20	275	277
General Motors Financial Co. Inc.	4.200%	3/1/21	175	177
General Motors Financial Co. Inc.	3.550%	4/9/21	150	151
General Motors Financial Co. Inc.	3.200%	7/6/21	225	224
General Motors Financial Co. Inc.	4.375%	9/25/21	100	102
General Motors Financial Co. Inc.	4.200%	11/6/21	50	51
General Motors Financial Co. Inc.	3.450%	1/14/22	125	125
General Motors Financial Co. Inc.	3.450%	4/10/22	355	356
General Motors Financial Co. Inc.	3.150%	6/30/22	100	99
General Motors Financial Co. Inc.	3.250%	1/5/23	275	270
General Motors Financial Co. Inc.	3.700%	5/9/23	200	199
General Motors Financial Co. Inc.	4.250%	5/15/23	150	152
General Motors Financial Co. Inc.	5.100%	1/17/24	100	104
General Motors Financial Co. Inc.	3.950%	4/13/24	400	396
General Motors Financial Co. Inc.	3.500%	11/7/24	200	193
General Motors Financial Co. Inc.	4.000%	1/15/25	175	171
General Motors Financial Co. Inc.	4.350%	4/9/25	325	324
General Motors Financial Co. Inc.	5.250%	3/1/26	150	155
General Motors Financial Co. Inc.	4.000%	10/6/26	100	96
General Motors Financial Co. Inc.	4.350%	1/17/27	325	316
General Motors Financial Co. Inc.	3.850%	1/5/28	100	92
General Motors Financial Co. Inc.	5.650%	1/17/29	150	155
GLP Capital LP / GLP Financing II Inc.	4.875%	11/1/20	175	178
GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	50	51
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	100	105
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	150	157
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	175	183
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	25	27
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	275	288
Harley-Davidson Inc.	3.500%	7/28/25	100	97
Harley-Davidson Inc.	4.625%	7/28/45	125	115
Harman International Industries Inc.	4.150%	5/15/25	76	78
Home Depot Inc.	1.800%	6/5/20	150	149
Home Depot Inc.	3.950%	9/15/20	100	102
Home Depot Inc.	2.000%	4/1/21	250	247
Home Depot Inc.	4.400%	4/1/21	190	196
Home Depot Inc.	3.250%	3/1/22	150	153
Home Depot Inc.	2.625%	6/1/22	265	267
Home Depot Inc.	2.700%	4/1/23	25	25
Home Depot Inc.	3.750%	2/15/24	200	210
Home Depot Inc.	3.350%	9/15/25	250	258
Home Depot Inc.	3.000%	4/1/26	125	126
Home Depot Inc.	2.125%	9/15/26	100	94
Home Depot Inc.	2.800%	9/14/27	150	148
Home Depot Inc.	3.900%	12/6/28	100	106
Home Depot Inc.	5.875%	12/16/36	825	1,036
Home Depot Inc.	5.400%	9/15/40	175	211
Home Depot Inc.	5.950%	4/1/41	175	224
Home Depot Inc.	4.200%	4/1/43	200	209

Home Depot Inc.	4.875%	2/15/44	300	344
Home Depot Inc.	4.400%	3/15/45	100	107
Home Depot Inc.	4.250%	4/1/46	330	350
Home Depot Inc.	3.900%	6/15/47	75	75
Home Depot Inc.	4.500%	12/6/48	125	138
Home Depot Inc.	3.500%	9/15/56	150	138
Hyatt Hotels Corp.	5.375%	8/15/21	50	52
Hyatt Hotels Corp.	3.375%	7/15/23	100	100
Hyatt Hotels Corp.	4.850%	3/15/26	50	53
Hyatt Hotels Corp.	4.375%	9/15/28	75	77
IHS Markit Ltd.	4.750%	8/1/28	140	146
JD.com Inc.	3.125%	4/29/21	200	199
Kohl's Corp.	4.250%	7/17/25	100	102
Kohl's Corp.	5.550%	7/17/45	75	72
Lear Corp.	5.375%	3/15/24	25	26
Lear Corp.	5.250%	1/15/25	200	207
Lear Corp.	3.800%	9/15/27	100	96
Lowe's Cos. Inc.	3.750%	4/15/21	200	203
Lowe's Cos. Inc.	3.120%	4/15/22	150	151
Lowe's Cos. Inc.	3.875%	9/15/23	275	286
Lowe's Cos. Inc.	3.125%	9/15/24	100	100
Lowe's Cos. Inc.	3.375%	9/15/25	200	201
Lowe's Cos. Inc.	2.500%	4/15/26	250	236
Lowe's Cos. Inc.	3.100%	5/3/27	350	340
Lowe's Cos. Inc.	6.500%	3/15/29	67	81
Lowe's Cos. Inc.	4.650%	4/15/42	100	101
Lowe's Cos. Inc.	4.250%	9/15/44	100	95
Lowe's Cos. Inc.	4.375%	9/15/45	150	146
Lowe's Cos. Inc.	3.700%	4/15/46	250	221
Lowe's Cos. Inc.	4.050%	5/3/47	300	282
Macy's Retail Holdings Inc.	3.450%	1/15/21	100	100
Macy's Retail Holdings Inc.	2.875%	2/15/23	170	165
Macy's Retail Holdings Inc.	4.375%	9/1/23	125	126
Macy's Retail Holdings Inc.	3.625%	6/1/24	100	96
Macy's Retail Holdings Inc.	4.500%	12/15/34	121	104
Magna International Inc.	3.625%	6/15/24	120	122
Magna International Inc.	4.150%	10/1/25	100	104
Marriott International Inc.	3.375%	10/15/20	225	226
Marriott International Inc.	2.875%	3/1/21	50	50
Marriott International Inc.	3.125%	10/15/21	50	50
Marriott International Inc.	2.300%	1/15/22	100	98
Marriott International Inc.	3.600%	4/15/24	50	50
Marriott International Inc.	3.750%	3/15/25	175	177
Marriott International Inc.	3.750%	10/1/25	65	66
Marriott International Inc.	3.125%	6/15/26	183	177
Marriott International Inc.	4.000%	4/15/28	50	51
Mastercard Inc.	2.000%	11/21/21	100	99
Mastercard Inc.	3.375%	4/1/24	150	155
Mastercard Inc.	2.950%	11/21/26	100	100
Mastercard Inc.	3.500%	2/26/28	50	52
Mastercard Inc.	3.800%	11/21/46	100	103
Mastercard Inc.	3.950%	2/26/48	100	106
McDonald's Corp.	2.750%	12/9/20	275	275
McDonald's Corp.	3.625%	5/20/21	175	178
McDonald's Corp.	2.625%	1/15/22	275	275
McDonald's Corp.	3.350%	4/1/23	200	204
McDonald's Corp.	3.375%	5/26/25	175	178

McDonald's Corp.	3.700%	1/30/26	300	310
McDonald's Corp.	3.500%	3/1/27	200	203
McDonald's Corp.	3.800%	4/1/28	350	362
McDonald's Corp.	4.700%	12/9/35	200	214
McDonald's Corp.	6.300%	10/15/37	150	185
McDonald's Corp.	6.300%	3/1/38	100	124
McDonald's Corp.	5.700%	2/1/39	100	116
McDonald's Corp.	3.700%	2/15/42	25	23
McDonald's Corp.	3.625%	5/1/43	100	90
McDonald's Corp.	4.600%	5/26/45	210	217
McDonald's Corp.	4.875%	12/9/45	300	324
McDonald's Corp.	4.450%	3/1/47	150	154
McDonald's Corp.	4.450%	9/1/48	150	154
NIKE Inc.	2.375%	11/1/26	200	193
NIKE Inc.	3.625%	5/1/43	50	49
NIKE Inc.	3.875%	11/1/45	225	229
NIKE Inc.	3.375%	11/1/46	100	94
Nordstrom Inc.	4.000%	10/15/21	125	128
Nordstrom Inc.	4.000%	3/15/27	100	99
Nordstrom Inc.	5.000%	1/15/44	165	149
NVR Inc.	3.950%	9/15/22	100	103
O'Reilly Automotive Inc.	4.875%	1/14/21	25	26
O'Reilly Automotive Inc.	3.800%	9/1/22	100	103
O'Reilly Automotive Inc.	3.850%	6/15/23	75	77
O'Reilly Automotive Inc.	3.550%	3/15/26	100	99
O'Reilly Automotive Inc.	3.600%	9/1/27	150	148
PACCAR Financial Corp.	2.500%	8/14/20	75	75
PACCAR Financial Corp.	2.050%	11/13/20	50	49
PACCAR Financial Corp.	2.250%	2/25/21	75	74
PACCAR Financial Corp.	2.800%	3/1/21	90	90
PACCAR Financial Corp.	3.150%	8/9/21	25	25
PACCAR Financial Corp.	2.850%	3/1/22	100	101
PACCAR Financial Corp.	2.300%	8/10/22	50	49
PACCAR Financial Corp.	3.400%	8/9/23	100	101
QVC Inc.	5.125%	7/2/22	25	26
QVC Inc.	4.850%	4/1/24	95	97
QVC Inc.	4.450%	2/15/25	100	100
QVC Inc.	5.950%	3/15/43	125	116
Ralph Lauren Corp.	2.625%	8/18/20	50	50
Ralph Lauren Corp.	3.750%	9/15/25	50	51
Royal Caribbean Cruises Ltd.	2.650%	11/28/20	50	50
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	100	106
Royal Caribbean Cruises Ltd.	3.700%	3/15/28	200	192
Sands China Ltd.	4.600%	8/8/23	400	411
Sands China Ltd.	5.125%	8/8/25	400	419
Sands China Ltd.	5.400%	8/8/28	300	314
Starbucks Corp.	2.200%	11/22/20	100	99
Starbucks Corp.	2.100%	2/4/21	75	74
Starbucks Corp.	2.700%	6/15/22	75	75
Starbucks Corp.	3.100%	3/1/23	175	177
Starbucks Corp.	3.850%	10/1/23	300	312
Starbucks Corp.	3.800%	8/15/25	200	206
Starbucks Corp.	2.450%	6/15/26	200	189
Starbucks Corp.	3.500%	3/1/28	100	101
Starbucks Corp.	4.000%	11/15/28	200	209
Starbucks Corp.	4.300%	6/15/45	50	49
Starbucks Corp.	3.750%	12/1/47	125	113

Starbucks Corp.	4.500%	11/15/48	100	102
Tapestry Inc.	3.000%	7/15/22	125	123
Tapestry Inc.	4.250%	4/1/25	70	70
Tapestry Inc.	4.125%	7/15/27	100	95
Target Corp.	2.900%	1/15/22	200	203
Target Corp.	3.500%	7/1/24	325	339
Target Corp.	2.500%	4/15/26	175	170
Target Corp.	3.375%	4/15/29	200	202
Target Corp.	6.350%	11/1/32	140	181
Target Corp.	6.500%	10/15/37	103	137
Target Corp.	7.000%	1/15/38	125	174
Target Corp.	4.000%	7/1/42	285	287
Target Corp.	3.625%	4/15/46	200	190
Target Corp.	3.900%	11/15/47	125	123
TJX Cos. Inc.	2.750%	6/15/21	150	151
TJX Cos. Inc.	2.500%	5/15/23	100	99
TJX Cos. Inc.	2.250%	9/15/26	200	190
Toyota Motor Corp.	3.183%	7/20/21	140	142
Toyota Motor Corp.	3.419%	7/20/23	150	154
Toyota Motor Corp.	3.669%	7/20/28	100	105
Toyota Motor Credit Corp.	1.950%	4/17/20	100	99
Toyota Motor Credit Corp.	4.250%	1/11/21	125	128
Toyota Motor Credit Corp.	1.900%	4/8/21	250	247
Toyota Motor Credit Corp.	2.950%	4/13/21	100	101
Toyota Motor Credit Corp.	2.750%	5/17/21	200	201
Toyota Motor Credit Corp.	3.400%	9/15/21	175	179
Toyota Motor Credit Corp.	2.600%	1/11/22	200	200
Toyota Motor Credit Corp.	3.300%	1/12/22	175	178
Toyota Motor Credit Corp.	2.800%	7/13/22	100	101
Toyota Motor Credit Corp.	2.150%	9/8/22	200	197
Toyota Motor Credit Corp.	2.625%	1/10/23	100	100
Toyota Motor Credit Corp.	2.250%	10/18/23	300	294
Toyota Motor Credit Corp.	2.900%	4/17/24	100	100
Toyota Motor Credit Corp.	3.400%	4/14/25	125	129
Toyota Motor Credit Corp.	3.200%	1/11/27	200	203
Toyota Motor Credit Corp.	3.050%	1/11/28	100	100
Toyota Motor Credit Corp.	3.650%	1/8/29	100	104
VF Corp.	3.500%	9/1/21	200	203
VF Corp.	6.450%	11/1/37	50	64
Visa Inc.	2.200%	12/14/20	500	498
Visa Inc.	2.150%	9/15/22	100	99
Visa Inc.	2.800%	12/14/22	550	555
Visa Inc.	3.150%	12/14/25	675	685
Visa Inc.	2.750%	9/15/27	150	148
Visa Inc.	4.150%	12/14/35	275	297
Visa Inc.	4.300%	12/14/45	700	769
Visa Inc.	3.650%	9/15/47	100	100
Walgreen Co.	3.100%	9/15/22	250	250
Walgreen Co.	4.400%	9/15/42	195	177
Walgreens Boots Alliance Inc.	3.300%	11/18/21	225	227
Walgreens Boots Alliance Inc.	3.800%	11/18/24	375	381
Walgreens Boots Alliance Inc.	3.450%	6/1/26	325	317
Walgreens Boots Alliance Inc.	4.500%	11/18/34	125	123
Walgreens Boots Alliance Inc.	4.800%	11/18/44	275	262
Walgreens Boots Alliance Inc.	4.650%	6/1/46	115	108
Walmart Inc.	2.850%	6/23/20	200	201
Walmart Inc.	3.250%	10/25/20	825	835

Walmart Inc.	1.900%	12/15/20	165	164
Walmart Inc.	3.125%	6/23/21	300	304
Walmart Inc.	2.350%	12/15/22	800	795
Walmart Inc.	2.550%	4/11/23	150	150
Walmart Inc.	3.400%	6/26/23	250	258
Walmart Inc.	3.300%	4/22/24	250	258
Walmart Inc.	2.650%	12/15/24	200	199
Walmart Inc.	3.550%	6/26/25	275	286
Walmart Inc.	5.875%	4/5/27	405	483
Walmart Inc.	3.700%	6/26/28	450	474
Walmart Inc.	7.550%	2/15/30	105	146
Walmart Inc.	5.250%	9/1/35	210	252
Walmart Inc.	6.200%	4/15/38	315	421
Walmart Inc.	3.950%	6/28/38	275	288
Walmart Inc.	5.000%	10/25/40	100	118
Walmart Inc.	5.625%	4/15/41	175	222
Walmart Inc.	4.000%	4/11/43	274	284
Walmart Inc.	4.300%	4/22/44	361	392
Walmart Inc.	3.625%	12/15/47	115	114
Walmart Inc.	4.050%	6/29/48	375	398
Western Union Co.	5.253%	4/1/20	133	136
Western Union Co.	3.600%	3/15/22	100	101
Western Union Co.	6.200%	11/17/36	75	79
Western Union Co.	6.200%	6/21/40	35	36

Consumer Noncyclical (4.4%)
Abbott Laboratories	2.900%	11/30/21	575	578
Abbott Laboratories	2.550%	3/15/22	175	174
Abbott Laboratories	3.400%	11/30/23	316	323
Abbott Laboratories	2.950%	3/15/25	175	174
Abbott Laboratories	3.875%	9/15/25	75	78
Abbott Laboratories	3.750%	11/30/26	367	382
Abbott Laboratories	4.750%	11/30/36	300	338
Abbott Laboratories	5.300%	5/27/40	125	145
Abbott Laboratories	4.750%	4/15/43	75	83
Abbott Laboratories	4.900%	11/30/46	775	892
AbbVie Inc.	2.500%	5/14/20	725	723
AbbVie Inc.	2.300%	5/14/21	350	346
AbbVie Inc.	3.375%	11/14/21	250	253
AbbVie Inc.	2.900%	11/6/22	800	798
AbbVie Inc.	3.200%	11/6/22	275	277
AbbVie Inc.	2.850%	5/14/23	200	198
AbbVie Inc.	3.750%	11/14/23	250	257
AbbVie Inc.	3.600%	5/14/25	725	726
AbbVie Inc.	3.200%	5/14/26	350	339
AbbVie Inc.	4.250%	11/14/28	350	356
AbbVie Inc.	4.500%	5/14/35	475	464
AbbVie Inc.	4.300%	5/14/36	190	180
AbbVie Inc.	4.400%	11/6/42	476	438
AbbVie Inc.	4.700%	5/14/45	527	507
AbbVie Inc.	4.450%	5/14/46	425	392
AbbVie Inc.	4.875%	11/14/48	275	270
Actavis Inc.	3.250%	10/1/22	300	300
Advocate Health & Hospitals Corp.	3.829%	8/15/28	50	53
Advocate Health & Hospitals Corp.	4.272%	8/15/48	100	107
Agilent Technologies Inc.	5.000%	7/15/20	100	103
Agilent Technologies Inc.	3.200%	10/1/22	75	75

Agilent Technologies Inc.	3.875%	7/15/23	100	103
Agilent Technologies Inc.	3.050%	9/22/26	75	73
AHS Hospital Corp.	5.024%	7/1/45	75	87
Allergan Finance LLC	4.625%	10/1/42	140	133
Allergan Funding SCS	3.450%	3/15/22	507	511
Allergan Funding SCS	3.850%	6/15/24	200	203
Allergan Funding SCS	3.800%	3/15/25	590	596
Allergan Funding SCS	4.550%	3/15/35	450	439
Allergan Funding SCS	4.850%	6/15/44	255	254
Allergan Inc.	3.375%	9/15/20	125	126
Allergan Inc.	2.800%	3/15/23	100	98
Altria Group Inc.	4.750%	5/5/21	275	286
Altria Group Inc.	3.490%	2/14/22	150	152
Altria Group Inc.	2.850%	8/9/22	375	374
Altria Group Inc.	2.950%	5/2/23	400	397
Altria Group Inc.	3.800%	2/14/24	250	254
Altria Group Inc.	4.400%	2/14/26	275	283
Altria Group Inc.	2.625%	9/16/26	75	69
Altria Group Inc.	4.800%	2/14/29	575	592
Altria Group Inc.	5.800%	2/14/39	400	424
Altria Group Inc.	4.250%	8/9/42	275	238
Altria Group Inc.	4.500%	5/2/43	125	112
Altria Group Inc.	5.375%	1/31/44	350	351
Altria Group Inc.	3.875%	9/16/46	175	143
Altria Group Inc.	5.950%	2/14/49	475	508
Altria Group Inc.	6.200%	2/14/59	75	81
AmerisourceBergen Corp.	3.500%	11/15/21	200	202
AmerisourceBergen Corp.	3.400%	5/15/24	75	75
AmerisourceBergen Corp.	3.250%	3/1/25	50	49
AmerisourceBergen Corp.	3.450%	12/15/27	275	268
AmerisourceBergen Corp.	4.250%	3/1/45	25	23
AmerisourceBergen Corp.	4.300%	12/15/47	175	160
Amgen Inc.	2.125%	5/1/20	175	174
Amgen Inc.	2.200%	5/11/20	175	174
Amgen Inc.	3.450%	10/1/20	225	227
Amgen Inc.	4.100%	6/15/21	150	154
Amgen Inc.	1.850%	8/19/21	125	122
Amgen Inc.	3.875%	11/15/21	250	256
Amgen Inc.	2.700%	5/1/22	75	75
Amgen Inc.	2.650%	5/11/22	75	75
Amgen Inc.	3.625%	5/15/22	225	231
Amgen Inc.	2.250%	8/19/23	150	146
Amgen Inc.	3.625%	5/22/24	500	514
Amgen Inc.	3.125%	5/1/25	175	175
Amgen Inc.	2.600%	8/19/26	455	430
Amgen Inc.	4.950%	10/1/41	300	317
Amgen Inc.	5.150%	11/15/41	50	54
Amgen Inc.	4.400%	5/1/45	450	440
Amgen Inc.	4.563%	6/15/48	356	357
Amgen Inc.	4.663%	6/15/51	634	634
6 Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc.	4.700%	2/1/36	1,370	1,372
6 Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc.	4.900%	2/1/46	2,635	2,643
6 Anheuser-Busch Cos. LLC/Anheuser-Busch
InBev Worldwide Inc.	3.650%	2/1/26	770	772
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	166	166

Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	254	251
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	577	584
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	100	103
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	300	266
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	200	192
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	50	51
Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	175	181
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	262	259
Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	150	153
Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	400	417
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	500	509
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	875	931
Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	140	152
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	275	264
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	207
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	125	136
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	325	328
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	325	282
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	475	456
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	326	307
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	1,025	1,127
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	75	71
Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	125	139
Archer-Daniels-Midland Co.	4.479%	3/1/21	163	168
Archer-Daniels-Midland Co.	3.375%	3/15/22	100	102
Archer-Daniels-Midland Co.	2.500%	8/11/26	200	192
Archer-Daniels-Midland Co.	5.935%	10/1/32	80	98
Archer-Daniels-Midland Co.	5.375%	9/15/35	95	112
Archer-Daniels-Midland Co.	4.535%	3/26/42	50	54
Archer-Daniels-Midland Co.	4.016%	4/16/43	200	203
Archer-Daniels-Midland Co.	3.750%	9/15/47	100	98
Archer-Daniels-Midland Co.	4.500%	3/15/49	125	137
Ascension Health	3.945%	11/15/46	175	180
3 Ascension Health	4.847%	11/15/53	75	88
AstraZeneca plc	2.375%	11/16/20	300	298
AstraZeneca plc	2.375%	6/12/22	225	222
AstraZeneca plc	3.500%	8/17/23	225	229
AstraZeneca plc	3.375%	11/16/25	250	252
AstraZeneca plc	3.125%	6/12/27	175	171
AstraZeneca plc	4.000%	1/17/29	200	208
AstraZeneca plc	6.450%	9/15/37	450	570
AstraZeneca plc	4.000%	9/18/42	250	239
AstraZeneca plc	4.375%	11/16/45	150	155
AstraZeneca plc	4.375%	8/17/48	150	156
BAT Capital Corp.	2.297%	8/14/20	375	371
BAT Capital Corp.	2.764%	8/15/22	650	640
BAT Capital Corp.	3.222%	8/15/24	450	440
BAT Capital Corp.	3.557%	8/15/27	675	638
BAT Capital Corp.	4.390%	8/15/37	525	474
BAT Capital Corp.	4.540%	8/15/47	450	395
Baxalta Inc.	2.875%	6/23/20	53	53
Baxalta Inc.	3.600%	6/23/22	15	15
Baxalta Inc.	4.000%	6/23/25	97	100
Baxalta Inc.	5.250%	6/23/45	73	80
Baxter International Inc.	1.700%	8/15/21	150	146
Baxter International Inc.	3.500%	8/15/46	100	86
Baylor Scott & White Holdings	4.185%	11/15/45	100	104

Beam Suntory Inc.	3.250%	5/15/22	50	50
Becton Dickinson & Co.	2.404%	6/5/20	200	199
Becton Dickinson & Co.	3.250%	11/12/20	150	150
Becton Dickinson & Co.	3.125%	11/8/21	65	65
Becton Dickinson & Co.	2.894%	6/6/22	350	347
Becton Dickinson & Co.	3.300%	3/1/23	50	49
Becton Dickinson & Co.	3.363%	6/6/24	325	325
Becton Dickinson & Co.	3.734%	12/15/24	272	276
Becton Dickinson & Co.	3.700%	6/6/27	575	573
Becton Dickinson & Co.	4.875%	5/15/44	50	49
Becton Dickinson & Co.	4.685%	12/15/44	250	257
Becton Dickinson & Co.	4.669%	6/6/47	275	286
Becton Dickinson and Co.	5.000%	11/12/40	100	101
Bio-Rad Laboratories Inc.	4.875%	12/15/20	75	77
Biogen Inc.	2.900%	9/15/20	325	326
Biogen Inc.	3.625%	9/15/22	275	279
Biogen Inc.	4.050%	9/15/25	300	307
Biogen Inc.	5.200%	9/15/45	340	359
Boston Children's Hospital Corp. Revenue	4.115%	1/1/47	75	78
Boston Scientific Corp.	3.375%	5/15/22	50	50
Boston Scientific Corp.	3.450%	3/1/24	50	51
Boston Scientific Corp.	3.850%	5/15/25	150	154
Boston Scientific Corp.	3.750%	3/1/26	125	127
Boston Scientific Corp.	4.000%	3/1/28	200	206
Boston Scientific Corp.	4.000%	3/1/29	150	155
Boston Scientific Corp.	7.000%	11/15/35	50	63
Boston Scientific Corp.	4.550%	3/1/39	175	183
Boston Scientific Corp.	7.375%	1/15/40	50	68
Boston Scientific Corp.	4.700%	3/1/49	200	213
Bristol-Myers Squibb Co.	2.000%	8/1/22	275	270
Bristol-Myers Squibb Co.	7.150%	6/15/23	200	234
Bristol-Myers Squibb Co.	3.250%	8/1/42	100	85
Bristol-Myers Squibb Co.	4.500%	3/1/44	100	105
Brown-Forman Corp.	3.500%	4/15/25	75	77
Brown-Forman Corp.	4.500%	7/15/45	100	110
Bunge Ltd. Finance Corp.	3.000%	9/25/22	250	246
Bunge Ltd. Finance Corp.	4.350%	3/15/24	125	127
Bunge Ltd. Finance Corp.	3.750%	9/25/27	200	183
Campbell Soup Co.	3.300%	3/15/21	125	126
Campbell Soup Co.	3.650%	3/15/23	225	228
Campbell Soup Co.	3.950%	3/15/25	200	202
Campbell Soup Co.	3.300%	3/19/25	125	121
Campbell Soup Co.	4.150%	3/15/28	225	224
Campbell Soup Co.	3.800%	8/2/42	75	60
Campbell Soup Co.	4.800%	3/15/48	160	149
Cardinal Health Inc.	2.616%	6/15/22	200	196
Cardinal Health Inc.	3.200%	3/15/23	150	149
Cardinal Health Inc.	3.079%	6/15/24	150	146
Cardinal Health Inc.	3.750%	9/15/25	100	100
Cardinal Health Inc.	3.410%	6/15/27	265	251
Cardinal Health Inc.	4.600%	3/15/43	75	69
Cardinal Health Inc.	4.500%	11/15/44	50	45
Cardinal Health Inc.	4.900%	9/15/45	100	95
Cardinal Health Inc.	4.368%	6/15/47	125	110
3 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	175	166
Celgene Corp.	2.875%	8/15/20	250	250
Celgene Corp.	3.950%	10/15/20	125	127

Celgene Corp.	2.875%	2/19/21	125	125
Celgene Corp.	2.250%	8/15/21	75	74
Celgene Corp.	3.250%	8/15/22	175	177
Celgene Corp.	3.550%	8/15/22	50	51
Celgene Corp.	2.750%	2/15/23	150	148
Celgene Corp.	3.250%	2/20/23	200	201
Celgene Corp.	4.000%	8/15/23	125	129
Celgene Corp.	3.625%	5/15/24	175	177
Celgene Corp.	3.875%	8/15/25	475	486
Celgene Corp.	3.450%	11/15/27	110	109
Celgene Corp.	3.900%	2/20/28	275	280
Celgene Corp.	5.700%	10/15/40	50	55
Celgene Corp.	5.250%	8/15/43	150	161
Celgene Corp.	4.625%	5/15/44	175	176
Celgene Corp.	5.000%	8/15/45	350	370
Celgene Corp.	4.350%	11/15/47	250	244
Celgene Corp.	4.550%	2/20/48	275	279
Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	50	53
CHRISTUS Health	4.341%	7/1/28	125	133
Church & Dwight Co. Inc.	2.450%	8/1/22	25	25
Church & Dwight Co. Inc.	3.150%	8/1/27	100	97
Church & Dwight Co. Inc.	3.950%	8/1/47	75	72
6 Cigna Corp.	3.200%	9/17/20	340	342
6 Cigna Corp.	3.400%	9/17/21	280	283
6 Cigna Corp.	3.750%	7/15/23	200	205
6 Cigna Corp.	4.125%	11/15/25	265	274
6 Cigna Corp.	4.375%	10/15/28	610	633
6 Cigna Corp.	4.800%	8/15/38	290	298
6 Cigna Corp.	4.900%	12/15/48	570	590
City of Hope	5.623%	11/15/43	75	93
City of Hope	4.378%	8/15/48	100	105
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	75	84
Clorox Co.	3.800%	11/15/21	250	257
Clorox Co.	3.050%	9/15/22	100	101
Clorox Co.	3.500%	12/15/24	175	181
Clorox Co.	3.100%	10/1/27	50	49
Clorox Co.	3.900%	5/15/28	50	52
Coca-Cola Co.	1.875%	10/27/20	400	396
Coca-Cola Co.	2.450%	11/1/20	250	250
Coca-Cola Co.	3.150%	11/15/20	125	126
Coca-Cola Co.	1.550%	9/1/21	175	171
Coca-Cola Co.	3.300%	9/1/21	250	254
Coca-Cola Co.	2.200%	5/25/22	100	99
Coca-Cola Co.	3.200%	11/1/23	225	231
Coca-Cola Co.	2.875%	10/27/25	300	301
Coca-Cola Co.	2.550%	6/1/26	100	97
Coca-Cola Co.	2.250%	9/1/26	355	338
Coca-Cola Co.	2.900%	5/25/27	100	99
Coca-Cola Consolidated Inc.	3.800%	11/25/25	125	128
Coca-Cola European Partners plc	3.500%	9/15/20	300	302
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	250	258
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	150	172
Colgate-Palmolive Co.	2.450%	11/15/21	75	75
Colgate-Palmolive Co.	2.250%	11/15/22	75	74
Colgate-Palmolive Co.	2.100%	5/1/23	280	276
Colgate-Palmolive Co.	3.250%	3/15/24	100	103
Colgate-Palmolive Co.	4.000%	8/15/45	125	134

Colgate-Palmolive Co.	3.700%	8/1/47	50	51
CommonSpirit Health	2.950%	11/1/22	75	74
Conagra Brands Inc.	3.800%	10/22/21	200	204
Conagra Brands Inc.	3.250%	9/15/22	75	74
Conagra Brands Inc.	3.200%	1/25/23	151	151
Conagra Brands Inc.	4.300%	5/1/24	200	207
Conagra Brands Inc.	4.600%	11/1/25	50	52
Conagra Brands Inc.	7.000%	10/1/28	75	85
Conagra Brands Inc.	4.850%	11/1/28	250	263
Conagra Brands Inc.	8.250%	9/15/30	50	64
Conagra Brands Inc.	5.300%	11/1/38	200	202
Conagra Brands Inc.	5.400%	11/1/48	200	201
Constellation Brands Inc.	2.250%	11/6/20	100	99
Constellation Brands Inc.	3.750%	5/1/21	100	102
Constellation Brands Inc.	2.700%	5/9/22	50	50
Constellation Brands Inc.	2.650%	11/7/22	250	245
Constellation Brands Inc.	3.200%	2/15/23	250	252
Constellation Brands Inc.	4.250%	5/1/23	200	209
Constellation Brands Inc.	4.750%	11/15/24	175	187
Constellation Brands Inc.	4.400%	11/15/25	100	104
Constellation Brands Inc.	3.700%	12/6/26	100	99
Constellation Brands Inc.	3.500%	5/9/27	150	146
Constellation Brands Inc.	3.600%	2/15/28	175	171
Constellation Brands Inc.	4.650%	11/15/28	100	106
Constellation Brands Inc.	4.500%	5/9/47	75	72
Constellation Brands Inc.	4.100%	2/15/48	150	136
Constellation Brands Inc.	5.250%	11/15/48	100	106
Covidien International Finance SA	3.200%	6/15/22	200	204
CVS Health Corp.	2.800%	7/20/20	475	474
CVS Health Corp.	3.350%	3/9/21	500	504
CVS Health Corp.	2.125%	6/1/21	250	246
CVS Health Corp.	3.500%	7/20/22	350	355
CVS Health Corp.	2.750%	12/1/22	150	148
CVS Health Corp.	4.750%	12/1/22	150	158
CVS Health Corp.	3.700%	3/9/23	1,005	1,020
CVS Health Corp.	4.000%	12/5/23	195	200
CVS Health Corp.	3.375%	8/12/24	475	471
CVS Health Corp.	4.100%	3/25/25	905	928
CVS Health Corp.	3.875%	7/20/25	565	572
CVS Health Corp.	2.875%	6/1/26	425	402
CVS Health Corp.	4.300%	3/25/28	1,660	1,685
CVS Health Corp.	4.875%	7/20/35	125	126
CVS Health Corp.	4.780%	3/25/38	625	617
CVS Health Corp.	6.125%	9/15/39	75	84
CVS Health Corp.	5.300%	12/5/43	150	156
CVS Health Corp.	5.125%	7/20/45	775	788
CVS Health Corp.	5.050%	3/25/48	1,700	1,716
Danaher Corp.	2.400%	9/15/20	100	100
Danaher Corp.	3.350%	9/15/25	100	100
Danaher Corp.	4.375%	9/15/45	75	77
Dartmouth-Hitchcock Health	4.178%	8/1/48	100	102
Delhaize America LLC	9.000%	4/15/31	100	142
Diageo Capital plc	4.828%	7/15/20	125	129
Diageo Capital plc	2.625%	4/29/23	500	499
Diageo Capital plc	5.875%	9/30/36	50	62
Diageo Investment Corp.	2.875%	5/11/22	300	302
Diageo Investment Corp.	4.250%	5/11/42	150	160

Dignity Health California GO	3.125%	11/1/22	50	50
Dignity Health California GO	3.812%	11/1/24	100	102
Dignity Health California GO	4.500%	11/1/42	100	99
Duke University Health System Inc.	3.920%	6/1/47	100	103
Edwards Lifesciences Corp.	4.300%	6/15/28	75	79
Eli Lilly & Co.	2.350%	5/15/22	50	50
Eli Lilly & Co.	2.750%	6/1/25	150	150
Eli Lilly & Co.	3.100%	5/15/27	125	126
Eli Lilly & Co.	3.375%	3/15/29	225	230
Eli Lilly & Co.	5.550%	3/15/37	100	121
Eli Lilly & Co.	3.875%	3/15/39	200	205
Eli Lilly & Co.	3.700%	3/1/45	160	158
Eli Lilly & Co.	3.950%	3/15/49	275	282
Eli Lilly & Co.	4.150%	3/15/59	200	206
Estee Lauder Cos. Inc.	1.700%	5/10/21	225	220
Estee Lauder Cos. Inc.	3.150%	3/15/27	150	150
Estee Lauder Cos. Inc.	6.000%	5/15/37	75	94
Estee Lauder Cos. Inc.	4.375%	6/15/45	100	109
Estee Lauder Cos. Inc.	4.150%	3/15/47	100	107
Express Scripts Holding Co.	2.600%	11/30/20	100	100
Express Scripts Holding Co.	3.300%	2/25/21	150	151
Express Scripts Holding Co.	4.750%	11/15/21	425	443
Express Scripts Holding Co.	3.900%	2/15/22	200	205
Express Scripts Holding Co.	3.050%	11/30/22	100	100
Express Scripts Holding Co.	3.000%	7/15/23	700	696
Express Scripts Holding Co.	3.500%	6/15/24	175	176
Express Scripts Holding Co.	4.500%	2/25/26	390	407
Express Scripts Holding Co.	3.400%	3/1/27	275	268
Express Scripts Holding Co.	6.125%	11/15/41	92	107
Express Scripts Holding Co.	4.800%	7/15/46	350	357
Flowers Foods Inc.	4.375%	4/1/22	100	104
Flowers Foods Inc.	3.500%	10/1/26	75	72
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	100	101
Genentech Inc.	5.250%	7/15/35	100	118
General Mills Inc.	3.150%	12/15/21	25	25
General Mills Inc.	2.600%	10/12/22	250	247
General Mills Inc.	3.700%	10/17/23	575	589
General Mills Inc.	3.650%	2/15/24	100	101
General Mills Inc.	3.200%	2/10/27	150	145
General Mills Inc.	4.200%	4/17/28	225	233
General Mills Inc.	4.550%	4/17/38	75	74
General Mills Inc.	5.400%	6/15/40	100	109
General Mills Inc.	4.700%	4/17/48	175	174
Gilead Sciences Inc.	2.550%	9/1/20	325	325
Gilead Sciences Inc.	4.500%	4/1/21	150	155
Gilead Sciences Inc.	4.400%	12/1/21	725	754
Gilead Sciences Inc.	3.250%	9/1/22	375	382
Gilead Sciences Inc.	2.500%	9/1/23	300	296
Gilead Sciences Inc.	3.700%	4/1/24	500	516
Gilead Sciences Inc.	3.500%	2/1/25	310	316
Gilead Sciences Inc.	3.650%	3/1/26	575	586
Gilead Sciences Inc.	2.950%	3/1/27	225	219
Gilead Sciences Inc.	4.600%	9/1/35	150	157
Gilead Sciences Inc.	5.650%	12/1/41	175	202
Gilead Sciences Inc.	4.800%	4/1/44	300	314
Gilead Sciences Inc.	4.500%	2/1/45	275	276
Gilead Sciences Inc.	4.750%	3/1/46	405	423

Gilead Sciences Inc.	4.150%	3/1/47	550	528
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	50	50
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	225	230
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	325	336
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	375	392
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	85	102
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	500	662
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	100	105
GlaxoSmithKline Capital plc	3.125%	5/14/21	375	378
GlaxoSmithKline Capital plc	2.850%	5/8/22	100	100
GlaxoSmithKline Capital plc	2.875%	6/1/22	350	352
GlaxoSmithKline Capital plc	3.000%	6/1/24	200	201
GlaxoSmithKline Capital plc	3.375%	6/1/29	200	202
Hackensack Meridian Health Inc.	4.500%	7/1/57	50	54
Hackensack Meridian Health Inc.	4.211%	7/1/48	125	133
Hasbro Inc.	6.350%	3/15/40	125	137
Hasbro Inc.	5.100%	5/15/44	50	48
HCA Inc.	4.750%	5/1/23	250	262
HCA Inc.	5.000%	3/15/24	75	80
HCA Inc.	5.250%	4/15/25	320	344
HCA Inc.	5.250%	6/15/26	225	241
HCA Inc.	4.500%	2/15/27	25	26
HCA Inc.	5.500%	6/15/47	300	319
Hershey Co.	2.900%	5/15/20	75	75
Hershey Co.	4.125%	12/1/20	75	77
Hershey Co.	3.100%	5/15/21	75	76
Hershey Co.	2.625%	5/1/23	100	100
Hershey Co.	3.375%	5/15/23	150	155
Hershey Co.	3.200%	8/21/25	65	66
Hershey Co.	2.300%	8/15/26	100	95
Hillshire Brands Co.	4.100%	9/15/20	50	51
Indiana University Health Inc. Obligated
Group	3.970%	11/1/48	125	130
Ingredion Inc.	4.625%	11/1/20	25	26
Ingredion Inc.	3.200%	10/1/26	100	95
JM Smucker Co.	3.500%	10/15/21	175	177
JM Smucker Co.	3.000%	3/15/22	100	100
JM Smucker Co.	3.500%	3/15/25	175	175
JM Smucker Co.	3.375%	12/15/27	150	146
JM Smucker Co.	4.250%	3/15/35	100	96
JM Smucker Co.	4.375%	3/15/45	100	94
Johns Hopkins Health System Corp.	3.837%	5/15/46	100	101
Johnson & Johnson	2.950%	9/1/20	100	101
Johnson & Johnson	1.950%	11/10/20	200	199
Johnson & Johnson	1.650%	3/1/21	275	271
Johnson & Johnson	2.250%	3/3/22	325	324
Johnson & Johnson	2.050%	3/1/23	125	124
Johnson & Johnson	3.375%	12/5/23	200	207
Johnson & Johnson	2.625%	1/15/25	250	250
Johnson & Johnson	2.450%	3/1/26	350	342
Johnson & Johnson	2.950%	3/3/27	200	201
Johnson & Johnson	2.900%	1/15/28	100	100
Johnson & Johnson	6.950%	9/1/29	25	33
Johnson & Johnson	4.950%	5/15/33	150	177
Johnson & Johnson	4.375%	12/5/33	100	112
Johnson & Johnson	3.550%	3/1/36	175	176
Johnson & Johnson	3.625%	3/3/37	150	152

Johnson & Johnson	5.950%	8/15/37	300	391
Johnson & Johnson	3.400%	1/15/38	200	197
Johnson & Johnson	4.500%	9/1/40	150	169
Johnson & Johnson	4.500%	12/5/43	200	228
Johnson & Johnson	3.700%	3/1/46	350	355
Johnson & Johnson	3.750%	3/3/47	200	204
Johnson & Johnson	3.500%	1/15/48	200	195
Kaiser Foundation Hospitals	3.500%	4/1/22	50	51
Kaiser Foundation Hospitals	3.150%	5/1/27	100	100
Kaiser Foundation Hospitals	4.875%	4/1/42	235	272
Kaiser Foundation Hospitals	4.150%	5/1/47	150	158
Kellogg Co.	4.000%	12/15/20	172	175
Kellogg Co.	3.250%	5/14/21	75	76
Kellogg Co.	2.650%	12/1/23	150	147
Kellogg Co.	3.250%	4/1/26	125	122
Kellogg Co.	3.400%	11/15/27	125	120
Kellogg Co.	7.450%	4/1/31	25	32
Kellogg Co.	4.500%	4/1/46	250	236
6 Keurig Dr Pepper Inc.	3.551%	5/25/21	300	303
Keurig Dr Pepper Inc.	2.700%	11/15/22	50	49
6 Keurig Dr Pepper Inc.	4.057%	5/25/23	375	386
Keurig Dr Pepper Inc.	3.130%	12/15/23	350	347
6 Keurig Dr Pepper Inc.	4.417%	5/25/25	175	182
Keurig Dr Pepper Inc.	3.400%	11/15/25	100	98
Keurig Dr Pepper Inc.	2.550%	9/15/26	75	68
Keurig Dr Pepper Inc.	3.430%	6/15/27	100	97
6 Keurig Dr Pepper Inc.	4.597%	5/25/28	395	411
Keurig Dr Pepper Inc.	7.450%	5/1/38	16	20
6 Keurig Dr Pepper Inc.	4.985%	5/25/38	100	102
Keurig Dr Pepper Inc.	4.500%	11/15/45	200	183
Keurig Dr Pepper Inc.	4.420%	12/15/46	125	114
Kimberly-Clark Corp.	3.625%	8/1/20	140	142
Kimberly-Clark Corp.	3.050%	8/15/25	50	51
Kimberly-Clark Corp.	2.750%	2/15/26	100	98
Kimberly-Clark Corp.	3.950%	11/1/28	125	133
Kimberly-Clark Corp.	6.625%	8/1/37	250	337
Kimberly-Clark Corp.	5.300%	3/1/41	25	30
Kimberly-Clark Corp.	3.200%	7/30/46	100	91
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	37	41
Koninklijke Philips NV	6.875%	3/11/38	100	133
Koninklijke Philips NV	5.000%	3/15/42	100	112
Kraft Foods Group Inc.	6.875%	1/26/39	275	312
Kraft Foods Group Inc.	6.500%	2/9/40	50	54
Kraft Foods Group Inc.	5.000%	6/4/42	385	364
Kraft Heinz Foods Co.	2.800%	7/2/20	280	279
Kraft Heinz Foods Co.	3.500%	7/15/22	320	323
Kraft Heinz Foods Co.	4.000%	6/15/23	300	309
Kraft Heinz Foods Co.	3.950%	7/15/25	360	363
Kraft Heinz Foods Co.	3.000%	6/1/26	375	351
Kraft Heinz Foods Co.	4.625%	1/30/29	200	205
Kraft Heinz Foods Co.	5.000%	7/15/35	195	192
Kraft Heinz Foods Co.	5.200%	7/15/45	370	357
Kraft Heinz Foods Co.	4.375%	6/1/46	550	477
Kroger Co.	3.300%	1/15/21	250	251
Kroger Co.	2.600%	2/1/21	50	50
Kroger Co.	2.950%	11/1/21	150	150
Kroger Co.	3.400%	4/15/22	75	76

Kroger Co.	2.800%	8/1/22	100	99
Kroger Co.	4.000%	2/1/24	100	103
Kroger Co.	3.500%	2/1/26	160	157
Kroger Co.	2.650%	10/15/26	140	129
Kroger Co.	3.700%	8/1/27	100	98
Kroger Co.	7.700%	6/1/29	50	62
Kroger Co.	8.000%	9/15/29	125	156
Kroger Co.	7.500%	4/1/31	100	126
Kroger Co.	5.400%	7/15/40	50	51
Kroger Co.	5.000%	4/15/42	125	120
Kroger Co.	5.150%	8/1/43	100	98
Kroger Co.	3.875%	10/15/46	50	42
Kroger Co.	4.450%	2/1/47	225	204
Kroger Co.	4.650%	1/15/48	100	93
Laboratory Corp. of America Holdings	3.200%	2/1/22	100	101
Laboratory Corp. of America Holdings	3.750%	8/23/22	25	26
Laboratory Corp. of America Holdings	3.250%	9/1/24	150	149
Laboratory Corp. of America Holdings	3.600%	2/1/25	175	174
Laboratory Corp. of America Holdings	3.600%	9/1/27	100	99
Laboratory Corp. of America Holdings	4.700%	2/1/45	145	142
Life Technologies Corp.	5.000%	1/15/21	100	103
3 Mayo Clinic	3.774%	11/15/43	75	75
3 Mayo Clinic	4.128%	11/15/52	50	52
McCormick & Co. Inc.	3.900%	7/15/21	50	51
McCormick & Co. Inc.	3.150%	8/15/24	150	150
McCormick & Co. Inc.	3.400%	8/15/27	150	147
McKesson Corp.	3.650%	11/30/20	125	127
McKesson Corp.	3.796%	3/15/24	200	204
McKesson Corp.	3.950%	2/16/28	200	200
Mead Johnson Nutrition Co.	3.000%	11/15/20	150	150
Mead Johnson Nutrition Co.	4.125%	11/15/25	125	133
Mead Johnson Nutrition Co.	5.900%	11/1/39	100	124
Mead Johnson Nutrition Co.	4.600%	6/1/44	75	82
Medtronic Global Holdings SCA	3.350%	4/1/27	115	117
Medtronic Inc.	3.125%	3/15/22	135	138
Medtronic Inc.	3.150%	3/15/22	825	840
Medtronic Inc.	3.625%	3/15/24	50	52
Medtronic Inc.	3.500%	3/15/25	890	917
Medtronic Inc.	4.375%	3/15/35	518	564
Medtronic Inc.	4.625%	3/15/45	192	220
Memorial Sloan-Kettering Cancer Center
New York GO	4.125%	7/1/52	150	156
Memorial Sloan-Kettering Cancer Center
New York GO	4.200%	7/1/55	25	26
Merck & Co. Inc.	3.875%	1/15/21	225	230
Merck & Co. Inc.	2.350%	2/10/22	225	225
Merck & Co. Inc.	2.400%	9/15/22	250	249
Merck & Co. Inc.	2.800%	5/18/23	325	329
Merck & Co. Inc.	2.900%	3/7/24	25	25
Merck & Co. Inc.	2.750%	2/10/25	525	526
Merck & Co. Inc.	3.400%	3/7/29	275	282
Merck & Co. Inc.	6.500%	12/1/33	125	168
Merck & Co. Inc.	3.900%	3/7/39	200	206
Merck & Co. Inc.	3.600%	9/15/42	100	98
Merck & Co. Inc.	4.150%	5/18/43	200	212
Merck & Co. Inc.	3.700%	2/10/45	525	522
Merck & Co. Inc.	4.000%	3/7/49	275	286

Mercy Health	4.302%	7/1/28	25	27
Molson Coors Brewing Co.	2.100%	7/15/21	100	98
Molson Coors Brewing Co.	3.500%	5/1/22	25	25
Molson Coors Brewing Co.	3.000%	7/15/26	375	355
Molson Coors Brewing Co.	5.000%	5/1/42	100	98
Molson Coors Brewing Co.	4.200%	7/15/46	475	421
Mondelez International Inc.	3.625%	2/13/26	100	101
3 Montefiore Obligated Group	5.246%	11/1/48	125	130
3 Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	50	49
Mylan Inc.	4.200%	11/29/23	100	103
Mylan Inc.	4.550%	4/15/28	150	146
Mylan Inc.	5.400%	11/29/43	75	70
Mylan Inc.	5.200%	4/15/48	150	136
Mylan NV	3.150%	6/15/21	400	398
Mylan NV	3.950%	6/15/26	350	334
Mylan NV	5.250%	6/15/46	175	158
New York & Presbyterian Hospital	4.024%	8/1/45	130	136
New York & Presbyterian Hospital	4.063%	8/1/56	75	77
Newell Brands Inc.	3.850%	4/1/23	335	331
Newell Brands Inc.	4.000%	12/1/24	100	96
Newell Brands Inc.	4.200%	4/1/26	375	358
Newell Brands Inc.	5.375%	4/1/36	229	208
Newell Brands Inc.	5.500%	4/1/46	105	94
Northwell Healthcare Inc.	3.979%	11/1/46	100	97
Northwell Healthcare Inc.	4.260%	11/1/47	200	202
Novartis Capital Corp.	4.400%	4/24/20	150	153
Novartis Capital Corp.	2.400%	5/17/22	400	397
Novartis Capital Corp.	2.400%	9/21/22	175	174
Novartis Capital Corp.	3.400%	5/6/24	400	414
Novartis Capital Corp.	3.000%	11/20/25	300	305
Novartis Capital Corp.	3.100%	5/17/27	175	176
Novartis Capital Corp.	3.700%	9/21/42	100	99
Novartis Capital Corp.	4.400%	5/6/44	375	415
Novartis Capital Corp.	4.000%	11/20/45	225	234
NYU Hospitals Center	4.784%	7/1/44	100	112
3 NYU Hospitals Center	4.368%	7/1/47	110	117
Orlando Health Obligated Group	4.089%	10/1/48	50	50
Partners Healthcare System Inc.	4.117%	7/1/55	50	50
PeaceHealth Obligated Group	4.787%	11/15/48	75	85
PepsiCo Inc.	1.850%	4/30/20	400	397
PepsiCo Inc.	2.150%	10/14/20	200	199
PepsiCo Inc.	2.000%	4/15/21	300	297
PepsiCo Inc.	3.000%	8/25/21	150	152
PepsiCo Inc.	1.700%	10/6/21	175	172
PepsiCo Inc.	2.750%	3/5/22	375	378
PepsiCo Inc.	2.250%	5/2/22	150	149
PepsiCo Inc.	3.600%	3/1/24	700	730
PepsiCo Inc.	2.750%	4/30/25	200	200
PepsiCo Inc.	3.500%	7/17/25	125	130
PepsiCo Inc.	2.375%	10/6/26	225	216
PepsiCo Inc.	3.000%	10/15/27	325	323
PepsiCo Inc.	4.000%	3/5/42	175	182
PepsiCo Inc.	3.600%	8/13/42	100	98
PepsiCo Inc.	4.250%	10/22/44	225	243
PepsiCo Inc.	4.600%	7/17/45	75	85
PepsiCo Inc.	4.450%	4/14/46	125	139
PepsiCo Inc.	3.450%	10/6/46	300	290

PepsiCo Inc.	4.000%	5/2/47	100	104
PerkinElmer Inc.	5.000%	11/15/21	150	157
Perrigo Finance Unlimited Co.	3.900%	12/15/24	200	194
Perrigo Finance Unlimited Co.	4.375%	3/15/26	225	219
Perrigo Finance Unlimited Co.	4.900%	12/15/44	80	67
Pfizer Inc.	5.200%	8/12/20	25	26
Pfizer Inc.	1.950%	6/3/21	225	222
Pfizer Inc.	3.000%	9/15/21	125	126
Pfizer Inc.	2.200%	12/15/21	100	99
Pfizer Inc.	2.800%	3/11/22	200	202
Pfizer Inc.	3.200%	9/15/23	125	128
Pfizer Inc.	2.950%	3/15/24	150	152
Pfizer Inc.	3.400%	5/15/24	100	103
Pfizer Inc.	2.750%	6/3/26	290	286
Pfizer Inc.	3.000%	12/15/26	300	300
Pfizer Inc.	3.600%	9/15/28	200	208
Pfizer Inc.	3.450%	3/15/29	175	180
Pfizer Inc.	4.000%	12/15/36	200	207
Pfizer Inc.	4.100%	9/15/38	150	157
Pfizer Inc.	3.900%	3/15/39	125	128
Pfizer Inc.	7.200%	3/15/39	425	613
Pfizer Inc.	4.300%	6/15/43	125	133
Pfizer Inc.	4.400%	5/15/44	200	217
Pfizer Inc.	4.125%	12/15/46	250	263
Pfizer Inc.	4.200%	9/15/48	450	478
Pfizer Inc.	4.000%	3/15/49	350	362
Pharmacia LLC	6.600%	12/1/28	75	95
Philip Morris International Inc.	1.875%	2/25/21	125	123
Philip Morris International Inc.	2.375%	8/17/22	150	148
Philip Morris International Inc.	2.500%	11/2/22	300	297
Philip Morris International Inc.	2.625%	3/6/23	100	99
Philip Morris International Inc.	2.125%	5/10/23	95	92
Philip Morris International Inc.	3.600%	11/15/23	500	514
Philip Morris International Inc.	3.250%	11/10/24	250	254
Philip Morris International Inc.	3.375%	8/11/25	150	151
Philip Morris International Inc.	2.750%	2/25/26	200	195
Philip Morris International Inc.	3.125%	3/2/28	100	97
Philip Morris International Inc.	6.375%	5/16/38	200	247
Philip Morris International Inc.	4.375%	11/15/41	350	340
Philip Morris International Inc.	4.500%	3/20/42	125	123
Philip Morris International Inc.	3.875%	8/21/42	25	23
Philip Morris International Inc.	4.125%	3/4/43	175	164
Philip Morris International Inc.	4.875%	11/15/43	155	162
Philip Morris International Inc.	4.250%	11/10/44	200	194
3 Procter & Gamble - Esop	9.360%	1/1/21	108	115
Procter & Gamble Co.	1.900%	10/23/20	100	99
Procter & Gamble Co.	1.850%	2/2/21	100	99
Procter & Gamble Co.	1.700%	11/3/21	125	123
Procter & Gamble Co.	2.300%	2/6/22	425	424
Procter & Gamble Co.	3.100%	8/15/23	150	154
Procter & Gamble Co.	2.700%	2/2/26	100	100
Procter & Gamble Co.	2.450%	11/3/26	100	97
Procter & Gamble Co.	3.500%	10/25/47	175	175
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	50	48
3 Providence St. Joseph Health Obligated
Group	3.744%	10/1/47	75	72

3 Providence St. Joseph Health Obligated
Group	3.930%	10/1/48	75	75
Quest Diagnostics Inc.	4.250%	4/1/24	100	103
Quest Diagnostics Inc.	3.500%	3/30/25	100	100
Quest Diagnostics Inc.	3.450%	6/1/26	125	124
Quest Diagnostics Inc.	4.200%	6/30/29	150	154
Quest Diagnostics Inc.	5.750%	1/30/40	13	14
Quest Diagnostics Inc.	4.700%	3/30/45	25	25
Reynolds American Inc.	3.250%	6/12/20	370	371
Reynolds American Inc.	4.000%	6/12/22	175	178
Reynolds American Inc.	4.850%	9/15/23	125	132
Reynolds American Inc.	4.450%	6/12/25	475	487
Reynolds American Inc.	5.700%	8/15/35	175	180
Reynolds American Inc.	7.250%	6/15/37	75	87
Reynolds American Inc.	5.850%	8/15/45	375	385
RWJ Barnabas Health Inc.	3.949%	7/1/46	100	98
Sanofi	4.000%	3/29/21	350	360
Sanofi	3.375%	6/19/23	225	231
Sanofi	3.625%	6/19/28	225	233
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	700	692
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	625	615
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	575	555
SSM Health Care Corp.	3.688%	6/1/23	150	154
SSM Health Care Corp.	3.823%	6/1/27	100	102
Stanford Health Care	3.795%	11/15/48	125	126
Stryker Corp.	2.625%	3/15/21	150	150
Stryker Corp.	3.375%	5/15/24	200	205
Stryker Corp.	3.375%	11/1/25	140	142
Stryker Corp.	3.500%	3/15/26	183	185
Stryker Corp.	3.650%	3/7/28	50	51
Stryker Corp.	4.100%	4/1/43	75	74
Stryker Corp.	4.375%	5/15/44	50	51
Stryker Corp.	4.625%	3/15/46	175	186
Sutter Health	3.695%	8/15/28	75	77
Sutter Health	4.091%	8/15/48	75	77
Sysco Corp.	2.600%	10/1/20	50	50
Sysco Corp.	2.500%	7/15/21	75	74
Sysco Corp.	2.600%	6/12/22	125	123
Sysco Corp.	3.750%	10/1/25	75	77
Sysco Corp.	3.300%	7/15/26	250	247
Sysco Corp.	3.250%	7/15/27	175	171
Sysco Corp.	4.850%	10/1/45	50	54
Sysco Corp.	4.500%	4/1/46	100	101
Sysco Corp.	4.450%	3/15/48	100	101
6 Takeda Pharmaceutical Co. Ltd.	3.800%	11/26/20	200	203
6 Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	200	204
6 Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	200	209
6 Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	405	437
3 Texas Health Resources	4.330%	11/15/55	25	27
Thermo Fisher Scientific Inc.	4.500%	3/1/21	200	206
Thermo Fisher Scientific Inc.	3.600%	8/15/21	200	203
Thermo Fisher Scientific Inc.	3.300%	2/15/22	200	203
Thermo Fisher Scientific Inc.	3.150%	1/15/23	100	100
Thermo Fisher Scientific Inc.	3.000%	4/15/23	125	125
Thermo Fisher Scientific Inc.	3.650%	12/15/25	400	410
Thermo Fisher Scientific Inc.	2.950%	9/19/26	200	192
Thermo Fisher Scientific Inc.	3.200%	8/15/27	50	49

Thermo Fisher Scientific Inc.	5.300%	2/1/44	185	212
Toledo Hospital	5.325%	11/15/28	50	53
Trinity Health Corp.	4.125%	12/1/45	85	86
Tupperware Brands Corp.	4.750%	6/1/21	100	102
Tyson Foods Inc.	2.250%	8/23/21	50	49
Tyson Foods Inc.	4.500%	6/15/22	275	286
Tyson Foods Inc.	3.900%	9/28/23	100	102
Tyson Foods Inc.	3.950%	8/15/24	100	103
Tyson Foods Inc.	3.550%	6/2/27	275	270
Tyson Foods Inc.	4.350%	3/1/29	200	207
Tyson Foods Inc.	4.875%	8/15/34	100	104
Tyson Foods Inc.	5.150%	8/15/44	100	101
Tyson Foods Inc.	4.550%	6/2/47	150	142
Tyson Foods Inc.	5.100%	9/28/48	275	281
Unilever Capital Corp.	2.100%	7/30/20	250	248
Unilever Capital Corp.	4.250%	2/10/21	200	206
Unilever Capital Corp.	2.750%	3/22/21	100	100
Unilever Capital Corp.	1.375%	7/28/21	100	97
Unilever Capital Corp.	3.000%	3/7/22	100	101
Unilever Capital Corp.	3.250%	3/7/24	250	255
Unilever Capital Corp.	2.600%	5/5/24	200	197
Unilever Capital Corp.	3.100%	7/30/25	225	226
Unilever Capital Corp.	2.000%	7/28/26	125	116
Unilever Capital Corp.	3.500%	3/22/28	200	205
Unilever Capital Corp.	5.900%	11/15/32	50	63
Whirlpool Corp.	4.850%	6/15/21	50	52
Whirlpool Corp.	4.700%	6/1/22	100	104
Whirlpool Corp.	4.000%	3/1/24	50	51
Whirlpool Corp.	3.700%	5/1/25	75	75
Whirlpool Corp.	4.750%	2/26/29	125	128
Whirlpool Corp.	4.500%	6/1/46	100	89
Wyeth LLC	7.250%	3/1/23	250	291
Wyeth LLC	6.450%	2/1/24	300	349
Wyeth LLC	6.500%	2/1/34	150	201
Wyeth LLC	6.000%	2/15/36	85	107
Wyeth LLC	5.950%	4/1/37	385	490
Zeneca Wilmington Inc.	7.000%	11/15/23	25	29
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	450	448
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	100	101
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	175	175
Zimmer Biomet Holdings Inc.	3.700%	3/19/23	50	51
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	350	344
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	50	54
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	75	71
Zoetis Inc.	3.450%	11/13/20	75	76
Zoetis Inc.	3.250%	8/20/21	50	50
Zoetis Inc.	3.250%	2/1/23	350	353
Zoetis Inc.	4.500%	11/13/25	100	106
Zoetis Inc.	3.000%	9/12/27	150	144
Zoetis Inc.	3.900%	8/20/28	100	102
Zoetis Inc.	4.700%	2/1/43	150	159
Zoetis Inc.	3.950%	9/12/47	150	144
Zoetis Inc.	4.450%	8/20/48	75	77

Energy (2.4%)
Anadarko Petroleum Corp.	5.550%	3/15/26	200	218
Anadarko Petroleum Corp.	6.450%	9/15/36	200	230

Anadarko Petroleum Corp.	7.950%	6/15/39	25	32
Anadarko Petroleum Corp.	6.200%	3/15/40	515	580
Anadarko Petroleum Corp.	4.500%	7/15/44	400	376
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	3.500%	12/1/22	25	25
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	4.250%	12/1/27	400	403
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	5.200%	12/1/47	100	100
Apache Corp.	3.625%	2/1/21	46	47
Apache Corp.	3.250%	4/15/22	40	40
Apache Corp.	4.375%	10/15/28	400	403
Apache Corp.	6.000%	1/15/37	317	346
Apache Corp.	5.100%	9/1/40	350	346
Apache Corp.	4.750%	4/15/43	200	189
Baker Hughes a GE Co. LLC	3.200%	8/15/21	100	101
Baker Hughes a GE Co. LLC	5.125%	9/15/40	175	184
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	2.773%	12/15/22	375	373
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	3.337%	12/15/27	200	194
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	4.080%	12/15/47	275	251
Boardwalk Pipelines LP	3.375%	2/1/23	100	98
Boardwalk Pipelines LP	4.950%	12/15/24	150	155
Boardwalk Pipelines LP	5.950%	6/1/26	200	212
Boardwalk Pipelines LP	4.450%	7/15/27	100	98
BP Capital Markets America Inc.	4.500%	10/1/20	300	308
BP Capital Markets America Inc.	4.742%	3/11/21	250	260
BP Capital Markets America Inc.	3.245%	5/6/22	250	254
BP Capital Markets America Inc.	2.520%	9/19/22	50	50
BP Capital Markets America Inc.	2.750%	5/10/23	300	299
BP Capital Markets America Inc.	3.216%	11/28/23	1,082	1,097
BP Capital Markets America Inc.	3.796%	9/21/25	125	129
BP Capital Markets America Inc.	3.410%	2/11/26	100	102
BP Capital Markets America Inc.	3.119%	5/4/26	550	548
BP Capital Markets America Inc.	3.017%	1/16/27	400	393
BP Capital Markets America Inc.	3.937%	9/21/28	175	183
BP Capital Markets America Inc.	4.234%	11/6/28	100	107
BP Capital Markets plc	3.062%	3/17/22	25	25
BP Capital Markets plc	2.500%	11/6/22	450	447
BP Capital Markets plc	3.994%	9/26/23	200	210
BP Capital Markets plc	3.814%	2/10/24	400	416
BP Capital Markets plc	3.535%	11/4/24	68	70
BP Capital Markets plc	3.506%	3/17/25	200	204
BP Capital Markets plc	3.279%	9/19/27	150	150
BP Capital Markets plc	3.723%	11/28/28	100	104
Buckeye Partners LP	4.150%	7/1/23	75	77
Buckeye Partners LP	3.950%	12/1/26	100	95
Buckeye Partners LP	4.125%	12/1/27	50	48
Buckeye Partners LP	5.850%	11/15/43	100	100
Buckeye Partners LP	5.600%	10/15/44	50	48
Burlington Resources Finance Co.	7.400%	12/1/31	175	241
Canadian Natural Resources Ltd.	3.450%	11/15/21	100	101
Canadian Natural Resources Ltd.	2.950%	1/15/23	200	198
Canadian Natural Resources Ltd.	3.850%	6/1/27	700	699
Canadian Natural Resources Ltd.	7.200%	1/15/32	150	187

Canadian Natural Resources Ltd.	6.450%	6/30/33	125	151
Canadian Natural Resources Ltd.	5.850%	2/1/35	100	112
Canadian Natural Resources Ltd.	6.500%	2/15/37	50	61
Canadian Natural Resources Ltd.	6.250%	3/15/38	100	120
Canadian Natural Resources Ltd.	4.950%	6/1/47	140	151
Cenovus Energy Inc.	5.700%	10/15/19	38	39
Cenovus Energy Inc.	3.800%	9/15/23	351	351
Cenovus Energy Inc.	4.250%	4/15/27	225	221
Cenovus Energy Inc.	5.250%	6/15/37	150	149
Cenovus Energy Inc.	6.750%	11/15/39	300	334
Cenovus Energy Inc.	5.200%	9/15/43	100	94
Cenovus Energy Inc.	5.400%	6/15/47	200	200
Chevron Corp.	2.419%	11/17/20	200	200
Chevron Corp.	2.100%	5/16/21	300	298
Chevron Corp.	2.498%	3/3/22	100	100
Chevron Corp.	2.355%	12/5/22	1,130	1,122
Chevron Corp.	3.191%	6/24/23	225	230
Chevron Corp.	2.895%	3/3/24	100	101
Chevron Corp.	2.954%	5/16/26	400	403
Cimarex Energy Co.	4.375%	6/1/24	200	208
Cimarex Energy Co.	3.900%	5/15/27	250	249
Cimarex Energy Co.	4.375%	3/15/29	100	103
Columbia Pipeline Group Inc.	3.300%	6/1/20	125	125
Columbia Pipeline Group Inc.	4.500%	6/1/25	300	313
Columbia Pipeline Group Inc.	5.800%	6/1/45	100	114
Concho Resources Inc.	3.750%	10/1/27	25	25
Concho Resources Inc.	4.300%	8/15/28	325	335
Concho Resources Inc.	4.875%	10/1/47	150	158
Concho Resources Inc.	4.850%	8/15/48	125	131
ConocoPhillips	5.900%	10/15/32	450	560
ConocoPhillips	5.900%	5/15/38	450	566
ConocoPhillips	6.500%	2/1/39	200	269
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	200	254
ConocoPhillips Co.	4.150%	11/15/34	26	27
ConocoPhillips Co.	4.300%	11/15/44	125	133
ConocoPhillips Holding Co.	6.950%	4/15/29	350	453
Continental Resources Inc.	5.000%	9/15/22	255	257
Continental Resources Inc.	4.500%	4/15/23	200	207
Continental Resources Inc.	4.375%	1/15/28	200	206
Devon Energy Corp.	4.000%	7/15/21	100	102
Devon Energy Corp.	3.250%	5/15/22	200	202
Devon Energy Corp.	7.950%	4/15/32	163	216
Devon Energy Corp.	5.600%	7/15/41	225	247
Devon Energy Corp.	4.750%	5/15/42	200	202
Devon Financing Co. LLC	7.875%	9/30/31	160	210
Dominion Energy Gas Holdings LLC	2.800%	11/15/20	200	200
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	200	203
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	200	208
Enable Midstream Partners LP	4.400%	3/15/27	150	147
Enable Midstream Partners LP	4.950%	5/15/28	100	102
Enable Midstream Partners LP	5.000%	5/15/44	100	89
Enbridge Energy Partners LP	4.375%	10/15/20	100	102
Enbridge Energy Partners LP	5.875%	10/15/25	150	170
Enbridge Energy Partners LP	7.500%	4/15/38	150	202
Enbridge Energy Partners LP	5.500%	9/15/40	75	84
Enbridge Energy Partners LP	7.375%	10/15/45	125	174
Enbridge Inc.	2.900%	7/15/22	75	75

Enbridge Inc.	4.250%	12/1/26	200	208
Enbridge Inc.	3.700%	7/15/27	150	151
Enbridge Inc.	4.500%	6/10/44	100	101
Encana Corp.	6.500%	8/15/34	300	358
Encana Corp.	6.625%	8/15/37	200	237
Encana Corp.	6.500%	2/1/38	100	118
Energy Transfer Operating LP	4.150%	10/1/20	75	76
Energy Transfer Operating LP	4.650%	6/1/21	105	108
Energy Transfer Operating LP	4.250%	3/15/23	400	411
Energy Transfer Operating LP	4.200%	9/15/23	80	83
Energy Transfer Operating LP	4.050%	3/15/25	1,000	1,014
Energy Transfer Operating LP	4.750%	1/15/26	100	104
Energy Transfer Operating LP	4.200%	4/15/27	100	100
Energy Transfer Operating LP	5.500%	6/1/27	280	303
Energy Transfer Operating LP	5.250%	4/15/29	125	134
Energy Transfer Operating LP	6.250%	4/15/49	320	358
Energy Transfer Partners LP	3.600%	2/1/23	450	454
Energy Transfer Partners LP	4.950%	6/15/28	350	368
Energy Transfer Partners LP	6.625%	10/15/36	150	168
Energy Transfer Partners LP	5.800%	6/15/38	150	159
Energy Transfer Partners LP	6.050%	6/1/41	100	105
Energy Transfer Partners LP	6.500%	2/1/42	175	194
Energy Transfer Partners LP	5.150%	3/15/45	150	145
Energy Transfer Partners LP	6.125%	12/15/45	200	216
Energy Transfer Partners LP	5.300%	4/15/47	200	197
Energy Transfer Partners LP	6.000%	6/15/48	100	108
Enterprise Products Operating LLC	5.200%	9/1/20	300	310
Enterprise Products Operating LLC	2.800%	2/15/21	125	125
Enterprise Products Operating LLC	3.500%	2/1/22	100	102
Enterprise Products Operating LLC	3.350%	3/15/23	225	228
Enterprise Products Operating LLC	3.900%	2/15/24	375	391
Enterprise Products Operating LLC	3.750%	2/15/25	150	155
Enterprise Products Operating LLC	3.700%	2/15/26	200	206
Enterprise Products Operating LLC	3.950%	2/15/27	100	104
Enterprise Products Operating LLC	4.150%	10/16/28	300	315
Enterprise Products Operating LLC	6.875%	3/1/33	175	225
Enterprise Products Operating LLC	7.550%	4/15/38	150	203
Enterprise Products Operating LLC	6.125%	10/15/39	150	181
Enterprise Products Operating LLC	5.950%	2/1/41	175	211
Enterprise Products Operating LLC	4.450%	2/15/43	300	302
Enterprise Products Operating LLC	4.850%	3/15/44	370	393
Enterprise Products Operating LLC	5.100%	2/15/45	33	36
Enterprise Products Operating LLC	4.900%	5/15/46	200	213
Enterprise Products Operating LLC	4.250%	2/15/48	300	292
Enterprise Products Operating LLC	4.800%	2/1/49	120	127
Enterprise Products Operating LLC	4.950%	10/15/54	100	105
3 Enterprise Products Operating LLC	5.250%	8/16/77	100	92
3 Enterprise Products Operating LLC	5.375%	2/15/78	200	178
EOG Resources Inc.	4.400%	6/1/20	100	102
EOG Resources Inc.	4.100%	2/1/21	350	358
EOG Resources Inc.	2.625%	3/15/23	450	447
EOG Resources Inc.	3.900%	4/1/35	75	77
EQM Midstream Partners LP	4.125%	12/1/26	100	93
EQM Midstream Partners LP	5.500%	7/15/28	150	152
EQT Corp.	2.500%	10/1/20	50	49
EQT Corp.	4.875%	11/15/21	125	129
EQT Corp.	3.000%	10/1/22	150	147

EQT Corp.	3.900%	10/1/27	200	187
EQT Midstream Partners LP	4.750%	7/15/23	275	281
EQT Midstream Partners LP	6.500%	7/15/48	110	111
Exxon Mobil Corp.	2.222%	3/1/21	400	398
Exxon Mobil Corp.	2.397%	3/6/22	350	350
Exxon Mobil Corp.	2.726%	3/1/23	350	353
Exxon Mobil Corp.	2.709%	3/6/25	300	300
Exxon Mobil Corp.	3.043%	3/1/26	300	304
Exxon Mobil Corp.	3.567%	3/6/45	635	637
Halliburton Co.	3.500%	8/1/23	225	230
Halliburton Co.	3.800%	11/15/25	350	358
Halliburton Co.	4.850%	11/15/35	200	210
Halliburton Co.	6.700%	9/15/38	125	157
Halliburton Co.	7.450%	9/15/39	200	271
Halliburton Co.	4.500%	11/15/41	100	99
Halliburton Co.	4.750%	8/1/43	150	154
Halliburton Co.	5.000%	11/15/45	400	426
Helmerich & Payne Inc.	4.650%	3/15/25	50	52
Hess Corp.	3.500%	7/15/24	100	98
Hess Corp.	4.300%	4/1/27	250	248
Hess Corp.	7.125%	3/15/33	100	116
Hess Corp.	6.000%	1/15/40	150	156
Hess Corp.	5.600%	2/15/41	300	305
Hess Corp.	5.800%	4/1/47	125	130
HollyFrontier Corp.	5.875%	4/1/26	200	213
Husky Energy Inc.	4.000%	4/15/24	150	153
Husky Energy Inc.	4.400%	4/15/29	250	254
Husky Energy Inc.	6.800%	9/15/37	50	60
Kerr-McGee Corp.	6.950%	7/1/24	250	288
Kerr-McGee Corp.	7.875%	9/15/31	50	63
Kinder Morgan Energy Partners LP	3.500%	3/1/21	75	76
Kinder Morgan Energy Partners LP	5.000%	10/1/21	150	157
Kinder Morgan Energy Partners LP	3.450%	2/15/23	25	25
Kinder Morgan Energy Partners LP	3.500%	9/1/23	250	253
Kinder Morgan Energy Partners LP	4.300%	5/1/24	400	416
Kinder Morgan Energy Partners LP	7.300%	8/15/33	275	345
Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	55
Kinder Morgan Energy Partners LP	6.500%	2/1/37	250	288
Kinder Morgan Energy Partners LP	6.950%	1/15/38	50	61
Kinder Morgan Energy Partners LP	6.500%	9/1/39	200	234
Kinder Morgan Energy Partners LP	6.550%	9/15/40	250	291
Kinder Morgan Energy Partners LP	5.000%	8/15/42	25	25
Kinder Morgan Energy Partners LP	4.700%	11/1/42	375	363
Kinder Morgan Energy Partners LP	5.000%	3/1/43	75	75
Kinder Morgan Inc.	4.300%	6/1/25	300	313
Kinder Morgan Inc.	4.300%	3/1/28	500	516
Kinder Morgan Inc.	7.800%	8/1/31	290	375
Kinder Morgan Inc.	7.750%	1/15/32	265	343
Kinder Morgan Inc.	5.300%	12/1/34	175	189
Kinder Morgan Inc.	5.550%	6/1/45	200	218
Kinder Morgan Inc.	5.050%	2/15/46	350	359
Magellan Midstream Partners LP	4.250%	2/1/21	100	102
Magellan Midstream Partners LP	5.150%	10/15/43	125	136
Magellan Midstream Partners LP	4.250%	9/15/46	200	196
Magellan Midstream Partners LP	4.200%	10/3/47	100	97
Magellan Midstream Partners LP	4.850%	2/1/49	100	106
Marathon Oil Corp.	2.700%	6/1/20	150	149

Marathon Oil Corp.	2.800%	11/1/22	175	173
Marathon Oil Corp.	3.850%	6/1/25	200	203
Marathon Oil Corp.	6.800%	3/15/32	400	476
Marathon Oil Corp.	5.200%	6/1/45	100	107
Marathon Petroleum Corp.	5.125%	3/1/21	375	390
6 Marathon Petroleum Corp.	5.375%	10/1/22	200	204
6 Marathon Petroleum Corp.	4.750%	12/15/23	500	528
6 Marathon Petroleum Corp.	5.125%	12/15/26	200	215
6 Marathon Petroleum Corp.	3.800%	4/1/28	25	25
Marathon Petroleum Corp.	4.750%	9/15/44	250	249
Marathon Petroleum Corp.	5.850%	12/15/45	200	213
6 Marathon Petroleum Corp.	4.500%	4/1/48	100	96
MPLX LP	3.375%	3/15/23	100	101
MPLX LP	4.500%	7/15/23	200	210
MPLX LP	4.875%	12/1/24	300	321
MPLX LP	4.875%	6/1/25	100	107
MPLX LP	4.125%	3/1/27	300	302
MPLX LP	4.000%	3/15/28	250	248
MPLX LP	4.800%	2/15/29	150	158
MPLX LP	4.500%	4/15/38	300	285
MPLX LP	5.200%	3/1/47	150	152
MPLX LP	4.700%	4/15/48	275	264
MPLX LP	5.500%	2/15/49	150	160
MPLX LP	4.900%	4/15/58	150	141
National Fuel Gas Co.	3.750%	3/1/23	275	275
National Fuel Gas Co.	4.750%	9/1/28	50	51
National Oilwell Varco Inc.	2.600%	12/1/22	125	123
National Oilwell Varco Inc.	3.950%	12/1/42	125	106
Newfield Exploration Co.	5.750%	1/30/22	100	107
Newfield Exploration Co.	5.625%	7/1/24	100	109
Newfield Exploration Co.	5.375%	1/1/26	200	216
Noble Energy Inc.	4.150%	12/15/21	125	128
Noble Energy Inc.	3.850%	1/15/28	100	99
Noble Energy Inc.	6.000%	3/1/41	100	111
Noble Energy Inc.	5.250%	11/15/43	375	383
Noble Energy Inc.	5.050%	11/15/44	150	149
Noble Energy Inc.	4.950%	8/15/47	100	100
Occidental Petroleum Corp.	4.100%	2/1/21	350	358
Occidental Petroleum Corp.	3.125%	2/15/22	100	102
Occidental Petroleum Corp.	2.700%	2/15/23	225	225
Occidental Petroleum Corp.	3.500%	6/15/25	150	155
Occidental Petroleum Corp.	3.400%	4/15/26	225	229
Occidental Petroleum Corp.	4.625%	6/15/45	100	109
Occidental Petroleum Corp.	4.400%	4/15/46	350	371
Occidental Petroleum Corp.	4.200%	3/15/48	50	52
ONEOK Inc.	7.500%	9/1/23	100	116
ONEOK Inc.	4.000%	7/13/27	50	50
ONEOK Inc.	4.550%	7/15/28	100	104
ONEOK Inc.	4.950%	7/13/47	200	197
ONEOK Inc.	5.200%	7/15/48	25	26
ONEOK Partners LP	3.375%	10/1/22	400	403
ONEOK Partners LP	6.650%	10/1/36	300	348
ONEOK Partners LP	6.850%	10/15/37	300	355
ONEOK Partners LP	6.125%	2/1/41	150	166
Patterson-UTI Energy Inc.	3.950%	2/1/28	95	90
Petro-Canada	6.800%	5/15/38	225	291
Phillips 66	4.300%	4/1/22	275	287

Phillips 66	3.900%	3/15/28	300	305
Phillips 66	4.650%	11/15/34	200	215
Phillips 66	5.875%	5/1/42	175	212
Phillips 66	4.875%	11/15/44	299	328
Phillips 66 Partners LP	3.605%	2/15/25	125	125
Phillips 66 Partners LP	3.750%	3/1/28	50	49
Phillips 66 Partners LP	4.680%	2/15/45	75	74
Phillips 66 Partners LP	4.900%	10/1/46	165	167
Pioneer Natural Resources Co.	3.950%	7/15/22	200	206
Pioneer Natural Resources Co.	4.450%	1/15/26	225	236
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	100	103
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	100	101
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	314	307
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	790	788
Plains All American Pipeline LP / PAA
Finance Corp.	4.500%	12/15/26	100	102
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	225	197
Plains All American Pipeline LP / PAA
Finance Corp.	4.700%	6/15/44	200	186
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	175	187
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	200	211
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	100	104
Sabine Pass Liquefaction LLC	5.625%	2/1/21	500	520
Sabine Pass Liquefaction LLC	6.250%	3/15/22	325	351
Sabine Pass Liquefaction LLC	5.625%	4/15/23	350	379
Sabine Pass Liquefaction LLC	5.750%	5/15/24	500	551
Sabine Pass Liquefaction LLC	5.625%	3/1/25	400	440
Sabine Pass Liquefaction LLC	5.875%	6/30/26	500	556
Sabine Pass Liquefaction LLC	5.000%	3/15/27	200	212
Sabine Pass Liquefaction LLC	4.200%	3/15/28	100	101
Schlumberger Investment SA	3.650%	12/1/23	325	337
Shell International Finance BV	2.125%	5/11/20	450	447
Shell International Finance BV	2.250%	11/10/20	100	100
Shell International Finance BV	1.875%	5/10/21	200	197
Shell International Finance BV	1.750%	9/12/21	200	196
Shell International Finance BV	2.250%	1/6/23	100	99
Shell International Finance BV	3.400%	8/12/23	75	77
Shell International Finance BV	3.250%	5/11/25	200	204
Shell International Finance BV	2.875%	5/10/26	500	498
Shell International Finance BV	2.500%	9/12/26	900	871
Shell International Finance BV	3.875%	11/13/28	100	106
Shell International Finance BV	4.125%	5/11/35	500	532
Shell International Finance BV	6.375%	12/15/38	475	645
Shell International Finance BV	5.500%	3/25/40	125	155
Shell International Finance BV	4.550%	8/12/43	300	332
Shell International Finance BV	4.375%	5/11/45	400	435
Shell International Finance BV	4.000%	5/10/46	700	728
Shell International Finance BV	3.750%	9/12/46	200	199
Spectra Energy Partners LP	4.750%	3/15/24	600	638

Spectra Energy Partners LP	3.500%	3/15/25	50	50
Spectra Energy Partners LP	4.500%	3/15/45	425	428
Suncor Energy Inc.	3.600%	12/1/24	100	102
Suncor Energy Inc.	5.950%	12/1/34	75	90
Suncor Energy Inc.	6.500%	6/15/38	525	665
Suncor Energy Inc.	4.000%	11/15/47	150	147
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	425	436
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	50	50
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	225	232
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	150	148
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	175	162
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	325	317
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	50	49
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	275	274
TC PipeLines LP	3.900%	5/25/27	50	49
TechnipFMC plc	3.450%	10/1/22	75	76
Total Capital Canada Ltd.	2.750%	7/15/23	125	125
Total Capital International SA	2.750%	6/19/21	300	301
Total Capital International SA	2.875%	2/17/22	300	303
Total Capital International SA	2.700%	1/25/23	50	50
Total Capital International SA	3.700%	1/15/24	525	545
Total Capital International SA	3.455%	2/19/29	225	230
Total Capital SA	4.450%	6/24/20	375	383
Total Capital SA	4.125%	1/28/21	75	77
Total Capital SA	3.883%	10/11/28	100	106
TransCanada PipeLines Ltd.	3.800%	10/1/20	175	178
TransCanada PipeLines Ltd.	2.500%	8/1/22	500	493
TransCanada PipeLines Ltd.	4.875%	1/15/26	100	108
TransCanada PipeLines Ltd.	4.250%	5/15/28	150	156
TransCanada PipeLines Ltd.	4.625%	3/1/34	250	265
TransCanada PipeLines Ltd.	5.600%	3/31/34	150	170
TransCanada PipeLines Ltd.	5.850%	3/15/36	300	344
TransCanada PipeLines Ltd.	6.200%	10/15/37	425	506
TransCanada PipeLines Ltd.	4.750%	5/15/38	150	156
TransCanada PipeLines Ltd.	5.000%	10/16/43	150	157
TransCanada PipeLines Ltd.	4.875%	5/15/48	200	209
TransCanada PipeLines Ltd.	5.100%	3/15/49	200	216
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	100	101
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	100	102
Valero Energy Corp.	4.350%	6/1/28	150	156
Valero Energy Corp.	4.000%	4/1/29	200	201
Valero Energy Corp.	7.500%	4/15/32	725	930
Valero Energy Corp.	4.900%	3/15/45	125	132
Valero Energy Partners LP	4.375%	12/15/26	100	104
Valero Energy Partners LP	4.500%	3/15/28	75	78
Western Gas Partners LP	5.375%	6/1/21	300	311
Western Gas Partners LP	4.500%	3/1/28	50	50
Western Gas Partners LP	4.750%	8/15/28	50	51
Western Gas Partners LP	5.450%	4/1/44	350	335
Western Gas Partners LP	5.300%	3/1/48	100	95
Western Gas Partners LP	5.500%	8/15/48	50	49
Williams Cos. Inc.	4.125%	11/15/20	275	279
Williams Cos. Inc.	4.000%	11/15/21	100	102
Williams Cos. Inc.	3.600%	3/15/22	475	482
Williams Cos. Inc.	3.350%	8/15/22	125	126
Williams Cos. Inc.	3.700%	1/15/23	200	203
Williams Cos. Inc.	4.550%	6/24/24	400	421

Williams Cos. Inc.	3.900%	1/15/25	325	331
Williams Cos. Inc.	3.750%	6/15/27	500	496
Williams Cos. Inc.	6.300%	4/15/40	100	117
Williams Cos. Inc.	5.400%	3/4/44	400	423
Williams Cos. Inc.	5.750%	6/24/44	100	109
Williams Cos. Inc.	5.100%	9/15/45	350	360
Williams Cos. Inc.	4.850%	3/1/48	150	150

Other Industrial (0.1%)
3 Boston University	4.061%	10/1/48	50	53
California Institute of Technology GO	4.321%	8/1/45	70	78
California Institute of Technology GO	4.700%	11/1/11	50	57
CBRE Services Inc.	5.250%	3/15/25	100	107
CBRE Services Inc.	4.875%	3/1/26	125	132
Cintas Corp. No 2	2.900%	4/1/22	100	100
Cintas Corp. No 2	3.250%	6/1/22	75	76
Cintas Corp. No 2	3.700%	4/1/27	175	179
Fluor Corp.	3.500%	12/15/24	250	248
Fluor Corp.	4.250%	9/15/28	125	125
3 Johns Hopkins University Maryland	4.083%	7/1/53	75	81
3 Massachusetts Institute of Technology GO	3.959%	7/1/38	125	134
Massachusetts Institute of Technology GO	5.600%	7/1/11	130	184
Massachusetts Institute of Technology GO	4.678%	7/1/14	175	204
3 Northwestern University Illinois GO	4.643%	12/1/44	75	88
3 Northwestern University Illinois GO	3.662%	12/1/57	75	77
3 Rice University Texas GO	3.574%	5/15/45	150	148
Steelcase Inc.	5.125%	1/18/29	125	130
3 University of Chicago	4.003%	10/1/53	100	100
3 University of Notre Dame du Lac	3.438%	2/15/45	100	99
University of Notre Dame du Lac	3.394%	2/15/48	125	123
University of Pennsylvania GO	4.674%	9/1/12	50	56
3 University of Southern California GO	3.028%	10/1/39	100	94
3 University of Southern California GO	3.841%	10/1/47	200	209

Technology (2.1%)
Adobe Inc.	3.250%	2/1/25	175	179
Alphabet Inc.	3.625%	5/19/21	150	154
Altera Corp.	4.100%	11/15/23	75	79
Amphenol Corp.	2.200%	4/1/20	50	50
Amphenol Corp.	3.125%	9/15/21	100	100
Amphenol Corp.	3.200%	4/1/24	50	50
Analog Devices Inc.	2.875%	6/1/23	450	441
Analog Devices Inc.	3.125%	12/5/23	75	75
Analog Devices Inc.	3.500%	12/5/26	200	198
Apple Inc.	1.800%	5/11/20	175	174
Apple Inc.	2.000%	11/13/20	225	223
Apple Inc.	2.250%	2/23/21	750	747
Apple Inc.	2.850%	5/6/21	555	559
Apple Inc.	1.550%	8/4/21	375	367
Apple Inc.	2.150%	2/9/22	225	223
Apple Inc.	2.500%	2/9/22	1,300	1,299
Apple Inc.	2.300%	5/11/22	200	199
Apple Inc.	2.700%	5/13/22	250	251
Apple Inc.	2.400%	1/13/23	282	280
Apple Inc.	2.850%	2/23/23	342	345
Apple Inc.	2.400%	5/3/23	865	857
Apple Inc.	3.000%	2/9/24	1,225	1,241

	Apple Inc.	3.450%	5/6/24	75	78
	Apple Inc.	2.850%	5/11/24	343	344
	Apple Inc.	2.750%	1/13/25	575	572
	Apple Inc.	3.250%	2/23/26	705	718
	Apple Inc.	2.450%	8/4/26	450	436
	Apple Inc.	3.200%	5/11/27	775	782
	Apple Inc.	2.900%	9/12/27	655	646
	Apple Inc.	4.500%	2/23/36	225	251
	Apple Inc.	3.850%	5/4/43	450	458
	Apple Inc.	4.450%	5/6/44	200	219
	Apple Inc.	3.450%	2/9/45	225	214
	Apple Inc.	4.375%	5/13/45	225	245
	Apple Inc.	4.650%	2/23/46	1,050	1,187
	Apple Inc.	3.850%	8/4/46	375	380
	Apple Inc.	4.250%	2/9/47	200	214
	Apple Inc.	3.750%	9/12/47	525	524
	Applied Materials Inc.	2.625%	10/1/20	75	75
	Applied Materials Inc.	4.300%	6/15/21	125	130
	Applied Materials Inc.	3.900%	10/1/25	145	153
	Applied Materials Inc.	3.300%	4/1/27	225	227
	Applied Materials Inc.	5.100%	10/1/35	100	114
	Applied Materials Inc.	5.850%	6/15/41	125	155
	Applied Materials Inc.	4.350%	4/1/47	175	184
	Arrow Electronics Inc.	3.500%	4/1/22	75	75
	Arrow Electronics Inc.	4.500%	3/1/23	50	51
	Arrow Electronics Inc.	3.250%	9/8/24	100	97
	Arrow Electronics Inc.	4.000%	4/1/25	50	50
	Arrow Electronics Inc.	3.875%	1/12/28	100	96
	Autodesk Inc.	3.125%	6/15/20	100	100
	Autodesk Inc.	3.600%	12/15/22	25	25
	Autodesk Inc.	4.375%	6/15/25	100	104
	Autodesk Inc.	3.500%	6/15/27	75	73
	Avnet Inc.	4.875%	12/1/22	170	177
	Avnet Inc.	4.625%	4/15/26	100	102
	Baidu Inc.	3.500%	11/28/22	275	277
	Baidu Inc.	3.875%	9/29/23	200	204
	Baidu Inc.	4.375%	5/14/24	200	208
	Baidu Inc.	3.625%	7/6/27	200	196
	Baidu Inc.	4.375%	3/29/28	100	103
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	2.200%	1/15/21	150	148
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.000%	1/15/22	842	839
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	2.650%	1/15/23	250	244
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.625%	1/15/24	450	449
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.125%	1/15/25	380	364
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.875%	1/15/27	925	884
§,6	Broadcom Inc.	3.125%	4/15/21	400	400
§,6	Broadcom Inc.	3.125%	10/15/22	250	249
§,6	Broadcom Inc.	3.625%	10/15/24	200	198
§,6	Broadcom Inc.	4.250%	4/15/26	500	496
§,6	Broadcom Inc.	4.750%	4/15/29	200	199
	Broadridge Financial Solutions Inc.	3.950%	9/1/20	75	76

Broadridge Financial Solutions Inc.	3.400%	6/27/26	100	97
CA Inc.	3.600%	8/1/20	100	100
Cadence Design Systems Inc.	4.375%	10/15/24	100	103
Cisco Systems Inc.	2.450%	6/15/20	50	50
Cisco Systems Inc.	2.200%	2/28/21	675	670
Cisco Systems Inc.	3.000%	6/15/22	125	127
Cisco Systems Inc.	2.200%	9/20/23	150	148
Cisco Systems Inc.	3.625%	3/4/24	875	919
Cisco Systems Inc.	2.950%	2/28/26	100	100
Cisco Systems Inc.	2.500%	9/20/26	225	218
Cisco Systems Inc.	5.500%	1/15/40	800	1,014
Citrix Systems Inc.	4.500%	12/1/27	150	148
Corning Inc.	2.900%	5/15/22	175	175
Corning Inc.	4.700%	3/15/37	75	77
Corning Inc.	5.750%	8/15/40	75	86
Corning Inc.	5.350%	11/15/48	100	114
Corning Inc.	4.375%	11/15/57	150	139
6 Dell International LLC / EMC Corp.	5.450%	6/15/23	700	744
6 Dell International LLC / EMC Corp.	4.000%	7/15/24	100	101
6 Dell International LLC / EMC Corp.	6.020%	6/15/26	825	886
6 Dell International LLC / EMC Corp.	4.900%	10/1/26	250	255
6 Dell International LLC / EMC Corp.	5.300%	10/1/29	250	252
6 Dell International LLC / EMC Corp.	8.100%	7/15/36	275	324
6 Dell International LLC / EMC Corp.	8.350%	7/15/46	375	453
6 Dell International LLC/EMC Corp.	4.420%	6/15/21	850	872
DXC Technology Co.	4.250%	4/15/24	100	101
DXC Technology Co.	4.750%	4/15/27	100	102
Equifax Inc.	2.300%	6/1/21	200	196
Equifax Inc.	3.600%	8/15/21	25	25
Equifax Inc.	3.950%	6/15/23	50	51
Fidelity National Information Services Inc.	3.625%	10/15/20	237	239
Fidelity National Information Services Inc.	2.250%	8/15/21	250	245
Fidelity National Information Services Inc.	3.500%	4/15/23	143	145
Fidelity National Information Services Inc.	3.000%	8/15/26	414	396
Fidelity National Information Services Inc.	4.500%	8/15/46	100	95
Fiserv Inc.	2.700%	6/1/20	175	175
Fiserv Inc.	3.800%	10/1/23	325	332
Fiserv Inc.	3.850%	6/1/25	200	206
Fiserv Inc.	4.200%	10/1/28	150	154
Hewlett Packard Enterprise Co.	3.600%	10/15/20	575	580
Hewlett Packard Enterprise Co.	3.500%	10/5/21	100	101
Hewlett Packard Enterprise Co.	4.400%	10/15/22	350	366
Hewlett Packard Enterprise Co.	4.900%	10/15/25	500	530
Hewlett Packard Enterprise Co.	6.200%	10/15/35	150	160
Hewlett Packard Enterprise Co.	6.350%	10/15/45	275	288
HP Inc.	3.750%	12/1/20	53	54
HP Inc.	4.050%	9/15/22	100	103
HP Inc.	6.000%	9/15/41	100	107
IBM Credit LLC	3.450%	11/30/20	100	101
IBM Credit LLC	2.650%	2/5/21	150	150
IBM Credit LLC	3.600%	11/30/21	100	102
IBM Credit LLC	2.200%	9/8/22	100	98
IBM Credit LLC	3.000%	2/6/23	150	151
Intel Corp.	1.850%	5/11/20	175	174
Intel Corp.	2.450%	7/29/20	300	300
Intel Corp.	1.700%	5/19/21	100	98
Intel Corp.	3.300%	10/1/21	100	102

Intel Corp.	3.100%	7/29/22	175	178
Intel Corp.	2.700%	12/15/22	404	406
Intel Corp.	2.875%	5/11/24	500	503
Intel Corp.	3.700%	7/29/25	200	209
Intel Corp.	2.600%	5/19/26	230	225
Intel Corp.	4.000%	12/15/32	150	164
Intel Corp.	4.800%	10/1/41	162	188
Intel Corp.	4.100%	5/19/46	250	263
Intel Corp.	3.734%	12/8/47	874	879
International Business Machines Corp.	1.625%	5/15/20	225	222
International Business Machines Corp.	2.900%	11/1/21	25	25
International Business Machines Corp.	1.875%	8/1/22	675	656
International Business Machines Corp.	2.875%	11/9/22	240	241
International Business Machines Corp.	3.375%	8/1/23	250	255
International Business Machines Corp.	3.625%	2/12/24	450	463
International Business Machines Corp.	7.000%	10/30/25	300	369
International Business Machines Corp.	3.450%	2/19/26	485	493
International Business Machines Corp.	6.220%	8/1/27	75	89
International Business Machines Corp.	6.500%	1/15/28	75	92
International Business Machines Corp.	5.600%	11/30/39	148	178
International Business Machines Corp.	4.000%	6/20/42	358	352
Jabil Inc.	5.625%	12/15/20	100	104
Jabil Inc.	3.950%	1/12/28	100	92
Juniper Networks Inc.	3.300%	6/15/20	200	201
Juniper Networks Inc.	4.600%	3/15/21	50	51
Juniper Networks Inc.	4.350%	6/15/25	50	52
Juniper Networks Inc.	5.950%	3/15/41	25	26
Keysight Technologies Inc.	4.550%	10/30/24	125	130
Keysight Technologies Inc.	4.600%	4/6/27	125	129
KLA-Tencor Corp.	4.125%	11/1/21	100	103
KLA-Tencor Corp.	4.650%	11/1/24	250	266
KLA-Tencor Corp.	4.100%	3/15/29	250	255
KLA-Tencor Corp.	5.000%	3/15/49	75	79
Lam Research Corp.	2.800%	6/15/21	125	125
Lam Research Corp.	3.800%	3/15/25	100	103
Lam Research Corp.	3.750%	3/15/26	150	153
Lam Research Corp.	4.000%	3/15/29	300	307
Lam Research Corp.	4.875%	3/15/49	100	106
Marvell Technology Group Ltd.	4.200%	6/22/23	100	102
Marvell Technology Group Ltd.	4.875%	6/22/28	125	129
Maxim Integrated Products Inc.	3.375%	3/15/23	75	75
Maxim Integrated Products Inc.	3.450%	6/15/27	100	96
Micron Technology Inc.	4.640%	2/6/24	50	51
Micron Technology Inc.	4.975%	2/6/26	100	102
Micron Technology Inc.	5.327%	2/6/29	150	154
Microsoft Corp.	3.000%	10/1/20	225	227
Microsoft Corp.	2.000%	11/3/20	1,200	1,192
Microsoft Corp.	2.400%	2/6/22	325	325
Microsoft Corp.	2.375%	2/12/22	450	450
Microsoft Corp.	2.650%	11/3/22	495	497
Microsoft Corp.	2.375%	5/1/23	75	75
Microsoft Corp.	2.000%	8/8/23	300	294
Microsoft Corp.	2.875%	2/6/24	885	896
Microsoft Corp.	3.125%	11/3/25	1,075	1,101
Microsoft Corp.	2.400%	8/8/26	850	825
Microsoft Corp.	3.300%	2/6/27	675	693
Microsoft Corp.	3.500%	2/12/35	325	330

Microsoft Corp.	4.200%	11/3/35	175	192
Microsoft Corp.	3.450%	8/8/36	625	632
Microsoft Corp.	4.100%	2/6/37	500	544
Microsoft Corp.	4.500%	10/1/40	190	216
Microsoft Corp.	5.300%	2/8/41	50	62
Microsoft Corp.	3.500%	11/15/42	280	278
Microsoft Corp.	3.750%	5/1/43	45	46
Microsoft Corp.	4.875%	12/15/43	150	179
Microsoft Corp.	3.750%	2/12/45	350	359
Microsoft Corp.	4.450%	11/3/45	575	653
Microsoft Corp.	3.700%	8/8/46	1,075	1,100
Microsoft Corp.	4.250%	2/6/47	600	670
Microsoft Corp.	4.000%	2/12/55	725	764
Microsoft Corp.	4.500%	2/6/57	325	373
Motorola Solutions Inc.	3.500%	9/1/21	150	151
Motorola Solutions Inc.	3.750%	5/15/22	200	203
Motorola Solutions Inc.	3.500%	3/1/23	125	126
Motorola Solutions Inc.	4.600%	2/23/28	175	176
Motorola Solutions Inc.	5.500%	9/1/44	75	73
NetApp Inc.	3.375%	6/15/21	150	151
NetApp Inc.	3.300%	9/29/24	75	74
NVIDIA Corp.	2.200%	9/16/21	200	197
NVIDIA Corp.	3.200%	9/16/26	200	199
6 NXP BV / NXP Funding LLC	4.875%	3/1/24	200	211
6 NXP BV / NXP Funding LLC	5.350%	3/1/26	204	219
6 NXP BV / NXP Funding LLC	5.550%	12/1/28	175	190
Oracle Corp.	1.900%	9/15/21	1,275	1,254
Oracle Corp.	2.500%	5/15/22	250	249
Oracle Corp.	2.400%	9/15/23	750	737
Oracle Corp.	3.400%	7/8/24	450	460
Oracle Corp.	2.950%	11/15/24	425	426
Oracle Corp.	2.650%	7/15/26	2,361	2,289
Oracle Corp.	3.250%	5/15/30	100	99
Oracle Corp.	4.300%	7/8/34	325	348
Oracle Corp.	3.900%	5/15/35	150	153
Oracle Corp.	3.850%	7/15/36	250	252
Oracle Corp.	3.800%	11/15/37	325	326
Oracle Corp.	6.125%	7/8/39	300	385
Oracle Corp.	5.375%	7/15/40	600	720
Oracle Corp.	4.500%	7/8/44	200	215
Oracle Corp.	4.125%	5/15/45	425	432
Oracle Corp.	4.000%	7/15/46	800	800
Oracle Corp.	4.000%	11/15/47	200	201
Oracle Corp.	4.375%	5/15/55	150	159
QUALCOMM Inc.	2.250%	5/20/20	300	299
QUALCOMM Inc.	3.000%	5/20/22	250	252
QUALCOMM Inc.	2.600%	1/30/23	300	296
QUALCOMM Inc.	2.900%	5/20/24	345	339
QUALCOMM Inc.	3.450%	5/20/25	400	402
QUALCOMM Inc.	3.250%	5/20/27	350	341
QUALCOMM Inc.	4.650%	5/20/35	200	206
QUALCOMM Inc.	4.800%	5/20/45	275	279
QUALCOMM Inc.	4.300%	5/20/47	275	262
salesforce.com Inc.	3.250%	4/11/23	200	205
salesforce.com Inc.	3.700%	4/11/28	275	288
Seagate HDD Cayman	4.250%	3/1/22	125	125
Seagate HDD Cayman	4.750%	6/1/23	150	152

Seagate HDD Cayman	4.875%	3/1/24	75	75
Seagate HDD Cayman	4.750%	1/1/25	100	97
Seagate HDD Cayman	4.875%	6/1/27	175	167
Seagate HDD Cayman	5.750%	12/1/34	100	91
Tech Data Corp.	3.700%	2/15/22	50	50
Tech Data Corp.	4.950%	2/15/27	100	100
Texas Instruments Inc.	1.850%	5/15/22	100	98
Texas Instruments Inc.	2.625%	5/15/24	25	25
Texas Instruments Inc.	2.900%	11/3/27	150	149
Texas Instruments Inc.	3.875%	3/15/39	150	155
Texas Instruments Inc.	4.150%	5/15/48	300	322
Total System Services Inc.	3.800%	4/1/21	130	132
Total System Services Inc.	3.750%	6/1/23	250	254
Total System Services Inc.	4.000%	6/1/23	100	103
Total System Services Inc.	4.800%	4/1/26	275	287
Trimble Inc.	4.150%	6/15/23	50	51
Trimble Inc.	4.750%	12/1/24	50	51
Trimble Inc.	4.900%	6/15/28	100	102
Tyco Electronics Group SA	3.500%	2/3/22	100	101
Tyco Electronics Group SA	3.450%	8/1/24	125	126
Tyco Electronics Group SA	3.125%	8/15/27	200	194
Tyco Electronics Group SA	7.125%	10/1/37	175	231
Verisk Analytics Inc.	5.800%	5/1/21	75	79
Verisk Analytics Inc.	4.125%	9/12/22	275	285
Verisk Analytics Inc.	4.000%	6/15/25	150	156
Verisk Analytics Inc.	4.125%	3/15/29	300	308
Verisk Analytics Inc.	5.500%	6/15/45	50	55
VMware Inc.	2.300%	8/21/20	250	248
VMware Inc.	2.950%	8/21/22	300	297
VMware Inc.	3.900%	8/21/27	250	241
Xilinx Inc.	3.000%	3/15/21	75	75
Xilinx Inc.	2.950%	6/1/24	125	124

Transportation (0.6%)
3 American Airlines 2011-1 Class A Pass
Through Trust	5.250%	7/31/22	50	51
3 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	18	18
3 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	7/15/24	26	26
3 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	97	98
3 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	145	142
3 American Airlines 2015-2 Class AA Pass
Through Trust	3.600%	9/22/27	47	47
3 American Airlines 2016-1 Class A Pass
Through Trust	4.100%	1/15/28	66	67
3 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	132	131
3 American Airlines 2016-2 Class AA Pass
Through Trust	3.200%	12/15/29	247	242
3 American Airlines 2016-3 Class A Pass
Through Trust	3.250%	4/15/30	46	44
3 American Airlines 2016-3 Class AA Pass
Through Trust	3.000%	10/15/28	138	133

3 American Airlines 2017-1 Class AA Pass
Through Trust	3.650%	8/15/30	45	45
3 American Airlines 2017-2 Class AA Pass
Through Trust	3.350%	10/15/29	97	95
3 BNSF Funding Trust I	6.613%	12/15/55	65	71
Burlington Northern Santa Fe LLC	3.050%	3/15/22	150	152
Burlington Northern Santa Fe LLC	3.050%	9/1/22	150	152
Burlington Northern Santa Fe LLC	3.000%	3/15/23	175	177
Burlington Northern Santa Fe LLC	3.850%	9/1/23	75	78
Burlington Northern Santa Fe LLC	3.750%	4/1/24	200	209
Burlington Northern Santa Fe LLC	3.400%	9/1/24	150	154
Burlington Northern Santa Fe LLC	3.000%	4/1/25	100	101
Burlington Northern Santa Fe LLC	3.650%	9/1/25	75	78
Burlington Northern Santa Fe LLC	3.250%	6/15/27	225	229
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	160
Burlington Northern Santa Fe LLC	5.050%	3/1/41	125	143
Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	298
Burlington Northern Santa Fe LLC	4.400%	3/15/42	250	267
Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	213
Burlington Northern Santa Fe LLC	4.450%	3/15/43	125	135
Burlington Northern Santa Fe LLC	5.150%	9/1/43	125	147
Burlington Northern Santa Fe LLC	4.900%	4/1/44	100	115
Burlington Northern Santa Fe LLC	4.550%	9/1/44	150	164
Burlington Northern Santa Fe LLC	4.150%	4/1/45	125	131
Burlington Northern Santa Fe LLC	4.700%	9/1/45	75	84
Burlington Northern Santa Fe LLC	3.900%	8/1/46	150	151
Burlington Northern Santa Fe LLC	4.125%	6/15/47	125	130
Burlington Northern Santa Fe LLC	4.050%	6/15/48	225	231
Burlington Northern Santa Fe LLC	4.150%	12/15/48	200	210
Canadian National Railway Co.	2.850%	12/15/21	75	75
Canadian National Railway Co.	6.250%	8/1/34	75	100
Canadian National Railway Co.	6.200%	6/1/36	75	100
Canadian National Railway Co.	6.375%	11/15/37	100	132
Canadian National Railway Co.	3.200%	8/2/46	50	46
Canadian National Railway Co.	3.650%	2/3/48	100	100
Canadian Pacific Railway Co.	9.450%	8/1/21	50	57
Canadian Pacific Railway Co.	4.450%	3/15/23	225	235
Canadian Pacific Railway Co.	7.125%	10/15/31	100	134
Canadian Pacific Railway Co.	5.950%	5/15/37	450	553
Canadian Pacific Railway Co.	6.125%	9/15/15	70	86
3 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	51	54
3 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	88	90
3 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	37	38
CSX Corp.	4.250%	6/1/21	25	26
CSX Corp.	3.350%	11/1/25	150	151
CSX Corp.	3.250%	6/1/27	150	148
CSX Corp.	3.800%	3/1/28	350	358
CSX Corp.	4.250%	3/15/29	200	212
CSX Corp.	6.220%	4/30/40	152	187
CSX Corp.	5.500%	4/15/41	225	259
CSX Corp.	4.750%	5/30/42	210	224
CSX Corp.	4.100%	3/15/44	150	148
CSX Corp.	4.300%	3/1/48	250	254
CSX Corp.	4.750%	11/15/48	200	216

CSX Corp.	4.500%	3/15/49	225	236
CSX Corp.	3.950%	5/1/50	125	118
CSX Corp.	4.500%	8/1/54	25	26
CSX Corp.	4.250%	11/1/66	150	139
CSX Corp.	4.650%	3/1/68	100	100
3 Delta Air Lines 2007-1 Class A Pass
Through Trust	6.821%	2/10/24	107	117
3 Delta Air Lines 2010-2 Class A Pass
Through Trust	4.950%	11/23/20	8	9
3 Delta Air Lines 2015-1 Class AA Pass
Through Trust	3.625%	7/30/27	42	43
3 Delta Air Lines 2019-1 Class AA Pass
Through Trust	3.204%	4/25/24	75	76
Delta Air Lines Inc.	2.600%	12/4/20	125	124
Delta Air Lines Inc.	3.400%	4/19/21	125	126
Delta Air Lines Inc.	3.625%	3/15/22	175	176
Delta Air Lines Inc.	3.800%	4/19/23	125	127
Delta Air Lines Inc.	4.375%	4/19/28	100	98
FedEx Corp.	2.625%	8/1/22	100	99
FedEx Corp.	4.000%	1/15/24	125	131
FedEx Corp.	3.200%	2/1/25	150	150
FedEx Corp.	3.250%	4/1/26	100	100
FedEx Corp.	3.300%	3/15/27	100	99
FedEx Corp.	3.900%	2/1/35	200	187
FedEx Corp.	3.875%	8/1/42	125	111
FedEx Corp.	4.100%	4/15/43	75	68
FedEx Corp.	5.100%	1/15/44	150	156
FedEx Corp.	4.750%	11/15/45	250	247
FedEx Corp.	4.550%	4/1/46	225	217
FedEx Corp.	4.400%	1/15/47	125	117
FedEx Corp.	4.050%	2/15/48	200	180
FedEx Corp.	4.950%	10/17/48	175	180
FedEx Corp.	4.500%	2/1/65	60	54
JB Hunt Transport Services Inc.	3.300%	8/15/22	100	101
JB Hunt Transport Services Inc.	3.875%	3/1/26	25	25
Kansas City Southern	3.000%	5/15/23	250	249
Kansas City Southern	4.300%	5/15/43	75	73
Kansas City Southern	4.950%	8/15/45	125	135
Kansas City Southern	4.700%	5/1/48	225	236
Kirby Corp.	4.200%	3/1/28	300	300
3 Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	103	102
Norfolk Southern Corp.	3.000%	4/1/22	225	225
Norfolk Southern Corp.	2.903%	2/15/23	48	48
Norfolk Southern Corp.	3.850%	1/15/24	250	258
Norfolk Southern Corp.	5.590%	5/17/25	50	56
Norfolk Southern Corp.	3.650%	8/1/25	50	51
Norfolk Southern Corp.	7.800%	5/15/27	60	77
Norfolk Southern Corp.	3.150%	6/1/27	125	124
Norfolk Southern Corp.	3.800%	8/1/28	225	232
Norfolk Southern Corp.	4.837%	10/1/41	113	123
Norfolk Southern Corp.	4.450%	6/15/45	75	78
Norfolk Southern Corp.	4.650%	1/15/46	75	81
Norfolk Southern Corp.	4.150%	2/28/48	25	25
Norfolk Southern Corp.	4.050%	8/15/52	239	229
Norfolk Southern Corp.	6.000%	3/15/05	59	67
Norfolk Southern Corp.	5.100%	8/1/18	100	100
Ryder System Inc.	2.500%	5/11/20	50	50

Ryder System Inc.	3.500%	6/1/21	200	202
Ryder System Inc.	2.250%	9/1/21	50	49
Ryder System Inc.	3.400%	3/1/23	75	76
Ryder System Inc.	3.750%	6/9/23	225	228
Ryder System Inc.	3.650%	3/18/24	150	153
Southwest Airlines Co.	2.650%	11/5/20	125	125
Southwest Airlines Co.	3.000%	11/15/26	100	97
Southwest Airlines Co.	3.450%	11/16/27	50	50
3 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	23	24
3 Spirit Airlines Class A Pass Through
Certificates Series 2015-1	4.100%	10/1/29	21	21
Union Pacific Corp.	2.250%	6/19/20	225	224
Union Pacific Corp.	3.200%	6/8/21	100	101
Union Pacific Corp.	2.950%	3/1/22	100	101
Union Pacific Corp.	4.163%	7/15/22	534	557
Union Pacific Corp.	2.950%	1/15/23	25	25
Union Pacific Corp.	3.500%	6/8/23	150	154
Union Pacific Corp.	3.646%	2/15/24	50	52
Union Pacific Corp.	3.150%	3/1/24	100	101
Union Pacific Corp.	3.250%	1/15/25	200	200
Union Pacific Corp.	3.750%	7/15/25	125	130
Union Pacific Corp.	3.250%	8/15/25	50	51
Union Pacific Corp.	2.750%	3/1/26	75	73
Union Pacific Corp.	3.950%	9/10/28	200	209
Union Pacific Corp.	3.700%	3/1/29	200	206
Union Pacific Corp.	3.375%	2/1/35	100	93
Union Pacific Corp.	3.600%	9/15/37	290	275
Union Pacific Corp.	4.375%	9/10/38	125	130
Union Pacific Corp.	4.050%	11/15/45	150	146
Union Pacific Corp.	4.500%	9/10/48	100	106
Union Pacific Corp.	4.300%	3/1/49	300	310
Union Pacific Corp.	3.799%	10/1/51	560	521
Union Pacific Corp.	3.875%	2/1/55	100	94
Union Pacific Corp.	4.375%	11/15/65	135	130
Union Pacific Corp.	4.100%	9/15/67	100	92
3 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	58	60
3 United Airlines 2014-1 Class A Pass Through
Trust	4.000%	10/11/27	81	82
3 United Airlines 2015-1 Class A Pass Through
Trust	3.700%	6/1/24	60	60
3 United Airlines 2015-1 Class AA Pass
Through Trust	3.450%	12/1/27	154	152
3 United Airlines 2016-1 Class A Pass Through
Trust	3.450%	1/7/30	46	45
3 United Airlines 2016-1 Class AA Pass
Through Trust	3.100%	7/7/28	368	356
3 United Airlines 2016-2 Class A Pass Through
Trust	3.100%	10/7/28	47	45
3 United Airlines 2016-2 Class AA Pass
Through Trust	2.875%	10/7/28	71	68
3 United Airlines 2019-1 Class AA Pass
Through Trust	4.150%	2/25/33	200	207
United Parcel Service Inc.	3.125%	1/15/21	250	253
United Parcel Service Inc.	2.050%	4/1/21	150	149
United Parcel Service Inc.	2.450%	10/1/22	175	175

United Parcel Service Inc.	2.500%	4/1/23	200	199
United Parcel Service Inc.	2.800%	11/15/24	100	100
United Parcel Service Inc.	2.400%	11/15/26	150	144
United Parcel Service Inc.	3.050%	11/15/27	200	200
United Parcel Service Inc.	3.400%	3/15/29	100	102
United Parcel Service Inc.	6.200%	1/15/38	278	358
United Parcel Service Inc.	4.875%	11/15/40	75	83
United Parcel Service Inc.	3.625%	10/1/42	75	70
United Parcel Service Inc.	3.400%	11/15/46	85	77
United Parcel Service Inc.	3.750%	11/15/47	200	192
United Parcel Service Inc.	4.250%	3/15/49	125	130
3 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	72	72
3 US Airways Inc. 2012-2 Class A Pass
Through Trust	4.625%	12/3/26	33	34
				602,018
Utilities (1.9%)
Electric (1.7%)
AEP Texas Inc.	2.400%	10/1/22	75	74
AEP Texas Inc.	3.950%	6/1/28	100	104
AEP Texas Inc.	3.800%	10/1/47	50	48
AEP Transmission Co. LLC	4.000%	12/1/46	75	76
AEP Transmission Co. LLC	3.750%	12/1/47	100	98
Alabama Power Co.	6.125%	5/15/38	50	63
Alabama Power Co.	3.850%	12/1/42	25	25
Alabama Power Co.	4.150%	8/15/44	75	78
Alabama Power Co.	3.750%	3/1/45	150	146
Alabama Power Co.	4.300%	1/2/46	250	264
Alabama Power Co.	3.700%	12/1/47	100	97
Alabama Power Co.	4.300%	7/15/48	100	106
Ameren Corp.	2.700%	11/15/20	100	99
Ameren Corp.	3.650%	2/15/26	80	80
Ameren Illinois Co.	2.700%	9/1/22	250	249
Ameren Illinois Co.	3.800%	5/15/28	75	79
Ameren Illinois Co.	3.700%	12/1/47	150	148
American Electric Power Co. Inc.	2.150%	11/13/20	75	74
American Electric Power Co. Inc.	3.650%	12/1/21	100	102
American Electric Power Co. Inc.	2.950%	12/15/22	25	25
American Electric Power Co. Inc.	3.200%	11/13/27	75	73
American Electric Power Co. Inc.	4.300%	12/1/28	150	159
Appalachian Power Co.	4.600%	3/30/21	50	52
Appalachian Power Co.	3.300%	6/1/27	500	493
Appalachian Power Co.	4.500%	3/1/49	125	130
Arizona Public Service Co.	3.150%	5/15/25	100	101
Arizona Public Service Co.	2.950%	9/15/27	50	49
Arizona Public Service Co.	4.500%	4/1/42	25	26
Arizona Public Service Co.	4.350%	11/15/45	125	132
Arizona Public Service Co.	3.750%	5/15/46	125	119
Arizona Public Service Co.	4.250%	3/1/49	100	104
Avangrid Inc.	3.150%	12/1/24	140	138
Avista Corp.	4.350%	6/1/48	75	80
Baltimore Gas & Electric Co.	3.500%	11/15/21	350	356
Baltimore Gas & Electric Co.	2.400%	8/15/26	50	47
Baltimore Gas & Electric Co.	3.500%	8/15/46	100	94
Baltimore Gas & Electric Co.	3.750%	8/15/47	125	121
Baltimore Gas & Electric Co.	4.250%	9/15/48	50	53
Berkshire Hathaway Energy Co.	2.375%	1/15/21	100	100

Berkshire Hathaway Energy Co.	2.800%	1/15/23	125	125
Berkshire Hathaway Energy Co.	3.750%	11/15/23	100	104
Berkshire Hathaway Energy Co.	3.500%	2/1/25	100	102
Berkshire Hathaway Energy Co.	3.250%	4/15/28	125	124
Berkshire Hathaway Energy Co.	6.125%	4/1/36	100	126
Berkshire Hathaway Energy Co.	5.950%	5/15/37	225	277
Berkshire Hathaway Energy Co.	6.500%	9/15/37	200	257
Berkshire Hathaway Energy Co.	5.150%	11/15/43	150	172
Berkshire Hathaway Energy Co.	4.500%	2/1/45	150	159
Berkshire Hathaway Energy Co.	3.800%	7/15/48	50	48
Berkshire Hathaway Energy Co.	4.450%	1/15/49	200	212
Black Hills Corp.	4.250%	11/30/23	100	104
Black Hills Corp.	3.950%	1/15/26	75	76
Black Hills Corp.	3.150%	1/15/27	75	72
Black Hills Corp.	4.350%	5/1/33	75	77
Black Hills Corp.	4.200%	9/15/46	50	47
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	250	246
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	300	284
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	68
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	75	77
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	150	163
CenterPoint Energy Inc.	3.600%	11/1/21	75	76
CenterPoint Energy Inc.	2.500%	9/1/22	100	98
CenterPoint Energy Inc.	3.850%	2/1/24	75	76
CenterPoint Energy Inc.	4.250%	11/1/28	75	78
Cleco Corporate Holdings LLC	3.743%	5/1/26	100	98
Cleco Corporate Holdings LLC	4.973%	5/1/46	125	128
Cleveland Electric Illuminating Co.	5.500%	8/15/24	225	247
Cleveland Electric Illuminating Co.	5.950%	12/15/36	75	88
CMS Energy Corp.	5.050%	3/15/22	25	26
CMS Energy Corp.	3.000%	5/15/26	75	73
CMS Energy Corp.	3.450%	8/15/27	50	50
CMS Energy Corp.	4.875%	3/1/44	75	82
Commonwealth Edison Co.	4.000%	8/1/20	25	25
Commonwealth Edison Co.	2.950%	8/15/27	75	74
Commonwealth Edison Co.	5.900%	3/15/36	150	185
Commonwealth Edison Co.	6.450%	1/15/38	175	230
Commonwealth Edison Co.	4.600%	8/15/43	75	83
Commonwealth Edison Co.	4.700%	1/15/44	175	196
Commonwealth Edison Co.	3.700%	3/1/45	75	73
Commonwealth Edison Co.	3.650%	6/15/46	175	171
Commonwealth Edison Co.	3.750%	8/15/47	100	98
Commonwealth Edison Co.	4.000%	3/1/48	150	154
Commonwealth Edison Co.	4.000%	3/1/49	125	128
Connecticut Light & Power Co.	2.500%	1/15/23	125	124
Connecticut Light & Power Co.	3.200%	3/15/27	50	50
Connecticut Light & Power Co.	4.300%	4/15/44	150	161
Connecticut Light & Power Co.	4.000%	4/1/48	160	166
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	200	204
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	227
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	275	328
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	93
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	125	124
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	200	210
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	398
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	145	141
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	75	73

Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	75	71
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	120	126
Consolidated Edison Inc.	2.000%	5/15/21	75	74
Consumers Energy Co.	3.375%	8/15/23	275	282
Consumers Energy Co.	3.800%	11/15/28	75	79
Consumers Energy Co.	3.950%	5/15/43	75	77
Consumers Energy Co.	3.250%	8/15/46	50	46
Consumers Energy Co.	3.950%	7/15/47	50	52
Consumers Energy Co.	4.050%	5/15/48	125	132
Consumers Energy Co.	4.350%	4/15/49	80	89
Delmarva Power & Light Co.	3.500%	11/15/23	25	26
Delmarva Power & Light Co.	4.150%	5/15/45	100	103
Dominion Energy Inc.	2.579%	7/1/20	100	99
Dominion Energy Inc.	3.900%	10/1/25	125	129
Dominion Energy Inc.	2.850%	8/15/26	125	120
Dominion Energy Inc.	4.250%	6/1/28	125	131
Dominion Energy Inc.	6.300%	3/15/33	75	92
Dominion Energy Inc.	5.950%	6/15/35	225	263
Dominion Energy Inc.	4.900%	8/1/41	80	85
Dominion Energy Inc.	4.050%	9/15/42	300	290
Dominion Energy Inc.	4.600%	3/15/49	300	311
3 Dominion Energy Inc.	5.750%	10/1/54	100	102
DTE Electric Co.	3.650%	3/15/24	250	259
DTE Electric Co.	3.375%	3/1/25	150	152
DTE Electric Co.	4.000%	4/1/43	225	229
DTE Electric Co.	3.700%	6/1/46	50	49
DTE Electric Co.	3.750%	8/15/47	100	99
DTE Energy Co.	3.700%	8/1/23	125	128
DTE Energy Co.	2.850%	10/1/26	300	286
DTE Energy Co.	3.800%	3/15/27	75	76
DTE Energy Co.	6.375%	4/15/33	75	93
Duke Energy Carolinas LLC	4.300%	6/15/20	325	331
Duke Energy Carolinas LLC	3.900%	6/15/21	500	512
Duke Energy Carolinas LLC	2.500%	3/15/23	100	99
Duke Energy Carolinas LLC	3.050%	3/15/23	100	101
Duke Energy Carolinas LLC	2.950%	12/1/26	100	99
Duke Energy Carolinas LLC	3.950%	11/15/28	125	133
Duke Energy Carolinas LLC	6.000%	12/1/28	125	151
Duke Energy Carolinas LLC	6.100%	6/1/37	100	126
Duke Energy Carolinas LLC	6.000%	1/15/38	25	32
Duke Energy Carolinas LLC	6.050%	4/15/38	25	32
Duke Energy Carolinas LLC	5.300%	2/15/40	150	181
Duke Energy Carolinas LLC	4.000%	9/30/42	75	77
Duke Energy Carolinas LLC	3.875%	3/15/46	100	101
Duke Energy Carolinas LLC	3.700%	12/1/47	100	98
Duke Energy Carolinas LLC	3.950%	3/15/48	100	102
Duke Energy Corp.	2.400%	8/15/22	250	247
Duke Energy Corp.	3.050%	8/15/22	275	277
Duke Energy Corp.	3.750%	4/15/24	325	335
Duke Energy Corp.	2.650%	9/1/26	80	76
Duke Energy Corp.	3.150%	8/15/27	300	295
Duke Energy Corp.	4.800%	12/15/45	125	134
Duke Energy Corp.	3.750%	9/1/46	405	379
Duke Energy Florida LLC	3.800%	7/15/28	100	105
Duke Energy Florida LLC	6.350%	9/15/37	225	298
Duke Energy Florida LLC	6.400%	6/15/38	200	268
Duke Energy Florida LLC	3.850%	11/15/42	200	200

Duke Energy Florida LLC	3.400%	10/1/46	100	93
Duke Energy Florida LLC	4.200%	7/15/48	200	210
3 Duke Energy Florida Project Finance LLC	1.731%	9/1/22	50	49
3 Duke Energy Florida Project Finance LLC	2.538%	9/1/29	100	96
3 Duke Energy Florida Project Finance LLC	2.858%	3/1/33	50	48
3 Duke Energy Florida Project Finance LLC	3.112%	9/1/36	75	71
Duke Energy Indiana LLC	3.750%	7/15/20	25	25
Duke Energy Indiana LLC	6.350%	8/15/38	225	301
Duke Energy Indiana LLC	3.750%	5/15/46	225	220
Duke Energy Ohio Inc.	3.700%	6/15/46	25	24
Duke Energy Progress Llc	2.800%	5/15/22	100	100
Duke Energy Progress LLC	3.375%	9/1/23	25	26
Duke Energy Progress LLC	3.700%	9/1/28	175	182
Duke Energy Progress LLC	3.450%	3/15/29	125	128
Duke Energy Progress LLC	4.375%	3/30/44	300	324
Duke Energy Progress LLC	4.150%	12/1/44	100	104
Duke Energy Progress LLC	3.700%	10/15/46	50	49
Duke Energy Progress LLC	3.600%	9/15/47	100	96
Edison International	2.125%	4/15/20	75	74
Edison International	2.400%	9/15/22	125	116
Edison International	2.950%	3/15/23	200	187
El Paso Electric Co.	6.000%	5/15/35	50	58
El Paso Electric Co.	5.000%	12/1/44	75	79
Emera US Finance LP	2.700%	6/15/21	125	124
Emera US Finance LP	3.550%	6/15/26	150	148
Emera US Finance LP	4.750%	6/15/46	380	395
Enel Chile SA	4.875%	6/12/28	125	131
Entergy Arkansas Inc.	3.750%	2/15/21	50	51
Entergy Arkansas Inc.	3.500%	4/1/26	50	51
Entergy Corp.	4.000%	7/15/22	150	153
Entergy Corp.	2.950%	9/1/26	200	191
Entergy Louisiana LLC	5.400%	11/1/24	175	198
Entergy Louisiana LLC	2.400%	10/1/26	75	70
Entergy Louisiana LLC	3.120%	9/1/27	100	99
Entergy Louisiana LLC	3.050%	6/1/31	450	429
Entergy Louisiana LLC	4.000%	3/15/33	150	158
Entergy Louisiana LLC	4.950%	1/15/45	150	157
Entergy Louisiana LLC	4.200%	9/1/48	200	208
Entergy Louisiana LLC	4.200%	4/1/50	100	105
Entergy Mississippi Inc.	2.850%	6/1/28	125	120
Eversource Energy	2.500%	3/15/21	100	99
Eversource Energy	2.750%	3/15/22	75	75
Eversource Energy	3.800%	12/1/23	75	78
Eversource Energy	2.900%	10/1/24	50	50
Eversource Energy	3.150%	1/15/25	125	125
Eversource Energy	3.300%	1/15/28	100	99
Eversource Energy	4.250%	4/1/29	200	213
Exelon Corp.	2.850%	6/15/20	75	75
Exelon Corp.	5.150%	12/1/20	200	206
Exelon Corp.	3.497%	6/1/22	200	202
Exelon Corp.	3.950%	6/15/25	200	207
Exelon Corp.	3.400%	4/15/26	200	200
Exelon Corp.	4.950%	6/15/35	225	241
Exelon Corp.	5.625%	6/15/35	20	23
Exelon Corp.	5.100%	6/15/45	225	251
Exelon Corp.	4.450%	4/15/46	175	179
Exelon Generation Co. LLC	4.000%	10/1/20	100	101

Exelon Generation Co. LLC	5.750%	10/1/41	100	107
Exelon Generation Co. LLC	5.600%	6/15/42	205	217
FirstEnergy Corp.	2.850%	7/15/22	100	99
FirstEnergy Corp.	3.900%	7/15/27	300	304
FirstEnergy Corp.	7.375%	11/15/31	475	627
FirstEnergy Corp.	4.850%	7/15/47	200	214
Florida Power & Light Co.	5.625%	4/1/34	25	31
Florida Power & Light Co.	5.960%	4/1/39	375	484
Florida Power & Light Co.	4.125%	2/1/42	170	180
Florida Power & Light Co.	4.050%	6/1/42	125	131
Florida Power & Light Co.	3.800%	12/15/42	75	76
Florida Power & Light Co.	3.700%	12/1/47	150	149
Florida Power & Light Co.	3.950%	3/1/48	325	339
Florida Power & Light Co.	4.125%	6/1/48	100	107
Florida Power & Light Co.	3.990%	3/1/49	100	105
Fortis Inc.	2.100%	10/4/21	100	98
Fortis Inc.	3.055%	10/4/26	475	454
Georgia Power Co.	2.000%	9/8/20	400	396
Georgia Power Co.	2.400%	4/1/21	350	347
Georgia Power Co.	3.250%	4/1/26	100	98
Georgia Power Co.	4.750%	9/1/40	375	389
Georgia Power Co.	4.300%	3/15/43	100	98
Great Plains Energy Inc.	4.850%	6/1/21	100	103
Gulf Power Co.	3.300%	5/30/27	50	50
Iberdrola International BV	6.750%	7/15/36	75	94
Indiana Michigan Power Co.	3.850%	5/15/28	250	261
Indiana Michigan Power Co.	3.750%	7/1/47	150	142
Indiana Michigan Power Co.	4.250%	8/15/48	100	102
Interstate Power & Light Co.	3.250%	12/1/24	50	50
Interstate Power & Light Co.	4.100%	9/26/28	125	130
Interstate Power & Light Co.	3.600%	4/1/29	60	60
Interstate Power & Light Co.	6.250%	7/15/39	50	63
Interstate Power & Light Co.	3.700%	9/15/46	75	70
ITC Holdings Corp.	2.700%	11/15/22	100	98
ITC Holdings Corp.	3.650%	6/15/24	75	76
ITC Holdings Corp.	3.350%	11/15/27	100	99
ITC Holdings Corp.	5.300%	7/1/43	300	347
3 John Sevier Combined Cycle Generation
LLC	4.626%	1/15/42	67	74
Kansas City Power & Light Co.	3.150%	3/15/23	75	76
Kansas City Power & Light Co.	6.050%	11/15/35	50	61
Kansas City Power & Light Co.	5.300%	10/1/41	100	117
Kansas City Power & Light Co.	4.200%	6/15/47	100	104
Kentucky Utilities Co.	3.250%	11/1/20	50	50
Kentucky Utilities Co.	5.125%	11/1/40	125	147
Kentucky Utilities Co.	4.375%	10/1/45	100	107
Louisville Gas & Electric Co.	3.300%	10/1/25	75	76
Louisville Gas & Electric Co.	4.250%	4/1/49	120	126
MidAmerican Energy Co.	3.100%	5/1/27	150	150
MidAmerican Energy Co.	3.650%	4/15/29	200	208
MidAmerican Energy Co.	6.750%	12/30/31	125	165
MidAmerican Energy Co.	5.750%	11/1/35	125	152
MidAmerican Energy Co.	4.800%	9/15/43	75	85
MidAmerican Energy Co.	3.950%	8/1/47	100	102
MidAmerican Energy Co.	4.250%	7/15/49	200	213
Mississippi Power Co.	4.250%	3/15/42	100	96

National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	75	75
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/1/20	200	199
National Rural Utilities Cooperative Finance
Corp.	2.900%	3/15/21	50	50
National Rural Utilities Cooperative Finance
Corp.	2.700%	2/15/23	300	299
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	1,175	1,181
National Rural Utilities Cooperative Finance
Corp.	3.900%	11/1/28	100	105
National Rural Utilities Cooperative Finance
Corp.	3.700%	3/15/29	100	104
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	204	218
3 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	25	24
3 National Rural Utilities Cooperative Finance
Corp.	5.250%	4/20/46	75	75
National Rural Utilities Cooperative Finance
Corp.	4.300%	3/15/49	100	105
Nevada Power Co.	2.750%	4/15/20	100	100
Nevada Power Co.	3.700%	5/1/29	200	206
Nevada Power Co.	6.750%	7/1/37	75	100
NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	350	350
NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	105	104
NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	100	101
NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	50	50
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	250	252
NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	100	100
3 NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	125	112
Northern States Power Co.	2.200%	8/15/20	50	50
Northern States Power Co.	6.250%	6/1/36	75	97
Northern States Power Co.	6.200%	7/1/37	50	65
Northern States Power Co.	5.350%	11/1/39	175	211
Northern States Power Co.	3.400%	8/15/42	105	100
Northern States Power Co.	4.000%	8/15/45	50	52
NSTAR Electric Co.	2.375%	10/15/22	125	124
NSTAR Electric Co.	3.200%	5/15/27	125	125
NSTAR Electric Co.	5.500%	3/15/40	75	90
Oglethorpe Power Corp.	5.950%	11/1/39	50	58
Oglethorpe Power Corp.	5.375%	11/1/40	175	195
Ohio Edison Co.	6.875%	7/15/36	100	128
Ohio Power Co.	5.375%	10/1/21	175	186
Ohio Power Co.	4.150%	4/1/48	100	104
Oklahoma Gas & Electric Co.	3.800%	8/15/28	75	77
Oklahoma Gas & Electric Co.	4.150%	4/1/47	50	51
Oklahoma Gas & Electric Co.	3.850%	8/15/47	75	73
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	175	182
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	75	75
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	50	69
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	125	185
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	125	149
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	83
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	100	120
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	100	100

Oncor Electric Delivery Co. LLC	3.800%	9/30/47	50	50
PacifiCorp	2.950%	2/1/22	100	101
PacifiCorp	3.600%	4/1/24	125	129
PacifiCorp	3.500%	6/15/29	100	102
PacifiCorp	7.700%	11/15/31	450	628
PacifiCorp	5.250%	6/15/35	100	114
PacifiCorp	6.100%	8/1/36	75	94
PacifiCorp	6.350%	7/15/38	75	97
PacifiCorp	4.100%	2/1/42	200	207
PacifiCorp	4.125%	1/15/49	100	103
PacifiCorp	4.150%	2/15/50	200	208
PECO Energy Co.	2.375%	9/15/22	300	297
PECO Energy Co.	3.900%	3/1/48	75	76
Pinnacle West Capital Corp.	2.250%	11/30/20	100	99
PNM Resources Inc.	3.250%	3/9/21	50	50
Potomac Electric Power Co.	6.500%	11/15/37	100	130
Potomac Electric Power Co.	4.150%	3/15/43	150	156
PPL Capital Funding Inc.	4.200%	6/15/22	25	26
PPL Capital Funding Inc.	3.500%	12/1/22	115	116
PPL Capital Funding Inc.	3.400%	6/1/23	100	101
PPL Capital Funding Inc.	3.950%	3/15/24	50	51
PPL Capital Funding Inc.	3.100%	5/15/26	100	96
PPL Capital Funding Inc.	4.700%	6/1/43	75	78
PPL Capital Funding Inc.	5.000%	3/15/44	200	218
PPL Capital Funding Inc.	4.000%	9/15/47	75	71
PPL Electric Utilities Corp.	3.000%	9/15/21	275	277
PPL Electric Utilities Corp.	4.125%	6/15/44	50	51
PPL Electric Utilities Corp.	4.150%	10/1/45	155	162
PPL Electric Utilities Corp.	3.950%	6/1/47	75	76
Progress Energy Inc.	4.400%	1/15/21	100	102
Progress Energy Inc.	3.150%	4/1/22	40	40
Progress Energy Inc.	7.000%	10/30/31	119	155
Progress Energy Inc.	6.000%	12/1/39	125	154
PSEG Power LLC	3.850%	6/1/23	125	128
PSEG Power LLC	8.625%	4/15/31	96	129
Public Service Co. of Colorado	3.200%	11/15/20	25	25
Public Service Co. of Colorado	3.700%	6/15/28	75	78
Public Service Co. of Colorado	3.600%	9/15/42	175	170
Public Service Co. of Colorado	4.100%	6/15/48	75	79
Public Service Co. of New Hampshire	3.500%	11/1/23	50	51
Public Service Electric & Gas Co.	1.900%	3/15/21	150	148
Public Service Electric & Gas Co.	3.000%	5/15/25	80	80
Public Service Electric & Gas Co.	2.250%	9/15/26	250	235
Public Service Electric & Gas Co.	3.000%	5/15/27	75	74
Public Service Electric & Gas Co.	3.800%	3/1/46	250	250
Public Service Electric & Gas Co.	3.600%	12/1/47	75	73
Public Service Enterprise Group Inc.	2.650%	11/15/22	100	99
Puget Energy Inc.	6.500%	12/15/20	100	106
Puget Energy Inc.	6.000%	9/1/21	100	106
Puget Energy Inc.	5.625%	7/15/22	200	213
Puget Energy Inc.	3.650%	5/15/25	400	398
Puget Sound Energy Inc.	6.274%	3/15/37	125	159
Puget Sound Energy Inc.	5.757%	10/1/39	125	155
Puget Sound Energy Inc.	4.300%	5/20/45	100	106
Puget Sound Energy Inc.	4.223%	6/15/48	125	133
San Diego Gas & Electric Co.	2.500%	5/15/26	250	236
San Diego Gas & Electric Co.	4.500%	8/15/40	100	103

San Diego Gas & Electric Co.	3.750%	6/1/47	75	70
San Diego Gas & Electric Co.	4.150%	5/15/48	75	75
Sierra Pacific Power Co.	2.600%	5/1/26	100	96
South Carolina Electric & Gas Co.	6.625%	2/1/32	50	63
South Carolina Electric & Gas Co.	6.050%	1/15/38	125	154
South Carolina Electric & Gas Co.	5.450%	2/1/41	75	89
South Carolina Electric & Gas Co.	4.600%	6/15/43	75	81
Southern California Edison Co.	2.900%	3/1/21	100	99
Southern California Edison Co.	3.875%	6/1/21	275	277
3 Southern California Edison Co.	1.845%	2/1/22	43	42
Southern California Edison Co.	2.400%	2/1/22	300	291
Southern California Edison Co.	3.400%	6/1/23	75	74
Southern California Edison Co.	3.500%	10/1/23	175	175
Southern California Edison Co.	3.700%	8/1/25	50	50
Southern California Edison Co.	3.650%	3/1/28	100	98
Southern California Edison Co.	4.200%	3/1/29	75	76
Southern California Edison Co.	6.650%	4/1/29	75	84
Southern California Edison Co.	5.750%	4/1/35	75	83
Southern California Edison Co.	5.350%	7/15/35	200	214
Southern California Edison Co.	5.625%	2/1/36	125	138
Southern California Edison Co.	5.500%	3/15/40	100	110
Southern California Edison Co.	4.500%	9/1/40	75	75
Southern California Edison Co.	4.050%	3/15/42	208	197
Southern California Edison Co.	3.900%	3/15/43	100	92
Southern California Edison Co.	4.000%	4/1/47	150	140
Southern California Edison Co.	4.125%	3/1/48	350	334
Southern California Edison Co.	4.875%	3/1/49	100	106
Southern Co.	2.750%	6/15/20	250	250
Southern Co.	2.350%	7/1/21	300	297
Southern Co.	3.250%	7/1/26	350	343
Southern Co.	4.250%	7/1/36	200	197
Southern Co.	4.400%	7/1/46	360	363
Southern Power Co.	2.375%	6/1/20	50	50
Southern Power Co.	2.500%	12/15/21	350	345
Southern Power Co.	4.150%	12/1/25	100	103
Southern Power Co.	5.150%	9/15/41	100	103
Southern Power Co.	5.250%	7/15/43	50	53
Southern Power Co.	4.950%	12/15/46	75	76
Southwestern Electric Power Co.	2.750%	10/1/26	100	95
Southwestern Electric Power Co.	4.100%	9/15/28	100	104
Southwestern Electric Power Co.	6.200%	3/15/40	50	61
Southwestern Electric Power Co.	3.900%	4/1/45	200	189
Southwestern Electric Power Co.	3.850%	2/1/48	125	117
Southwestern Public Service Co.	3.300%	6/15/24	165	168
Southwestern Public Service Co.	4.500%	8/15/41	100	106
Southwestern Public Service Co.	3.400%	8/15/46	275	252
Southwestern Public Service Co.	3.700%	8/15/47	75	72
Southwestern Public Service Co.	4.400%	11/15/48	275	297
Tampa Electric Co.	4.100%	6/15/42	50	50
Tampa Electric Co.	4.350%	5/15/44	50	51
Tampa Electric Co.	4.300%	6/15/48	75	76
Tampa Electric Co.	4.450%	6/15/49	125	129
Toledo Edison Co.	6.150%	5/15/37	75	94
TransAlta Corp.	4.500%	11/15/22	100	101
TransAlta Corp.	6.500%	3/15/40	75	75
Tucson Electric Power Co.	3.050%	3/15/25	50	49
UIL Holdings Corp.	4.625%	10/1/20	75	77

Union Electric Co.	3.500%	4/15/24	75	77
Union Electric Co.	8.450%	3/15/39	150	231
Union Electric Co.	3.650%	4/15/45	125	122
Union Electric Co.	4.000%	4/1/48	75	78
Virginia Electric & Power Co.	3.450%	2/15/24	50	51
Virginia Electric & Power Co.	2.950%	11/15/26	75	74
Virginia Electric & Power Co.	3.500%	3/15/27	250	254
Virginia Electric & Power Co.	3.800%	4/1/28	350	362
Virginia Electric & Power Co.	6.000%	1/15/36	125	154
Virginia Electric & Power Co.	6.000%	5/15/37	150	186
Virginia Electric & Power Co.	6.350%	11/30/37	50	65
Virginia Electric & Power Co.	4.000%	1/15/43	100	100
Virginia Electric & Power Co.	4.450%	2/15/44	475	504
Virginia Electric & Power Co.	4.200%	5/15/45	75	77
Virginia Electric & Power Co.	4.000%	11/15/46	100	100
Virginia Electric & Power Co.	3.800%	9/15/47	100	97
Virginia Electric & Power Co.	4.600%	12/1/48	375	413
WEC Energy Group Inc.	2.450%	6/15/20	75	75
WEC Energy Group Inc.	3.550%	6/15/25	200	204
Westar Energy Inc.	2.550%	7/1/26	150	142
Westar Energy Inc.	3.100%	4/1/27	100	99
Westar Energy Inc.	4.125%	3/1/42	200	206
Westar Energy Inc.	4.100%	4/1/43	100	103
Westar Energy Inc.	4.250%	12/1/45	25	26
Wisconsin Electric Power Co.	2.950%	9/15/21	75	75
Wisconsin Electric Power Co.	4.300%	10/15/48	100	107
Wisconsin Power & Light Co.	6.375%	8/15/37	100	130
Wisconsin Public Service Corp.	3.350%	11/21/21	300	305
Xcel Energy Inc.	4.700%	5/15/20	100	101
Xcel Energy Inc.	2.600%	3/15/22	75	75
Xcel Energy Inc.	3.300%	6/1/25	325	327
Xcel Energy Inc.	3.350%	12/1/26	75	75
Xcel Energy Inc.	4.000%	6/15/28	75	78

Natural Gas (0.2%)
Atmos Energy Corp.	3.000%	6/15/27	100	99
Atmos Energy Corp.	5.500%	6/15/41	200	241
Atmos Energy Corp.	4.150%	1/15/43	100	103
Atmos Energy Corp.	4.125%	10/15/44	50	51
CenterPoint Energy Resources Corp.	4.500%	1/15/21	25	26
CenterPoint Energy Resources Corp.	3.550%	4/1/23	50	51
CenterPoint Energy Resources Corp.	4.000%	4/1/28	100	103
CenterPoint Energy Resources Corp.	5.850%	1/15/41	250	299
CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	49
KeySpan Corp.	5.803%	4/1/35	50	57
NiSource Finance Corp.	3.490%	5/15/27	250	249
NiSource Finance Corp.	5.950%	6/15/41	100	118
NiSource Finance Corp.	4.800%	2/15/44	125	132
NiSource Finance Corp.	5.650%	2/1/45	100	116
NiSource Finance Corp.	4.375%	5/15/47	250	253
NiSource Inc.	2.650%	11/17/22	75	74
NiSource Inc.	3.650%	6/15/23	75	77
ONE Gas Inc.	4.658%	2/1/44	125	140
ONE Gas Inc.	4.500%	11/1/48	75	83
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	50	54
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	75	68
Sempra Energy	2.850%	11/15/20	395	394

Sempra Energy	2.875%	10/1/22	100	99
Sempra Energy	2.900%	2/1/23	100	98
Sempra Energy	4.050%	12/1/23	100	102
Sempra Energy	3.750%	11/15/25	155	155
Sempra Energy	3.250%	6/15/27	150	144
Sempra Energy	3.400%	2/1/28	200	192
Sempra Energy	3.800%	2/1/38	200	183
Sempra Energy	6.000%	10/15/39	150	175
Sempra Energy	4.000%	2/1/48	175	160
Southern California Gas Co.	2.600%	6/15/26	200	190
Southern California Gas Co.	3.750%	9/15/42	75	73
Southern California Gas Co.	4.125%	6/1/48	75	77
Southern Co. Gas Capital Corp.	3.500%	9/15/21	325	328
Southern Co. Gas Capital Corp.	3.250%	6/15/26	75	73
Southern Co. Gas Capital Corp.	5.875%	3/15/41	75	89
Southern Co. Gas Capital Corp.	4.400%	6/1/43	50	50
Southern Co. Gas Capital Corp.	3.950%	10/1/46	100	94
Southern Co. Gas Capital Corp.	4.400%	5/30/47	100	100
Southwest Gas Corp.	3.700%	4/1/28	50	51
Southwest Gas Corp.	3.800%	9/29/46	75	70
Washington Gas Light Co.	3.796%	9/15/46	100	95

Other Utility (0.0%)
American Water Capital Corp.	3.400%	3/1/25	125	128
American Water Capital Corp.	2.950%	9/1/27	325	320
American Water Capital Corp.	6.593%	10/15/37	150	199
American Water Capital Corp.	4.300%	9/1/45	100	105
American Water Capital Corp.	3.750%	9/1/47	200	194
American Water Capital Corp.	4.200%	9/1/48	100	105
Veolia Environnement SA	6.750%	6/1/38	100	126

				71,752
Total Corporate Bonds (Cost $970,716)				989,818
Sovereign Bonds (4.3%)
African Development Bank	1.250%	7/26/21	500	487
African Development Bank	2.375%	9/23/21	300	300
African Development Bank	2.125%	11/16/22	700	695
African Development Bank	3.000%	9/20/23	275	282
Asian Development Bank	1.625%	5/5/20	525	520
Asian Development Bank	2.875%	11/27/20	120	121
Asian Development Bank	2.250%	1/20/21	500	499
Asian Development Bank	1.625%	3/16/21	500	493
Asian Development Bank	1.750%	6/8/21	625	617
Asian Development Bank	2.000%	2/16/22	650	645
Asian Development Bank	1.875%	2/18/22	600	593
Asian Development Bank	1.750%	9/13/22	900	883
Asian Development Bank	2.750%	3/17/23	1,000	1,016
Asian Development Bank	2.625%	1/30/24	1,000	1,012
Asian Development Bank	2.000%	1/22/25	300	294
Asian Development Bank	2.000%	4/24/26	100	97
Asian Development Bank	2.625%	1/12/27	200	202
Asian Development Bank	2.375%	8/10/27	275	272
Asian Development Bank	6.220%	8/15/27	100	124
Asian Development Bank	2.500%	11/2/27	673	672
Asian Development Bank	5.820%	6/16/28	148	183
Asian Development Bank	3.125%	9/26/28	130	136

Canada	2.625%	1/25/22	250	252
Canada	2.000%	11/15/22	570	564
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	300	297
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	300	299
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	500	506
CNOOC Finance 2015 USA LLC	4.375%	5/2/28	500	535
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	300	313
Corp Andina de Fomento	3.750%	11/23/23	925	937
Corp. Andina de Fomento	2.200%	7/18/20	455	450
Corp. Andina de Fomento	2.750%	1/6/23	125	124
Council Of Europe Development Bank	1.625%	3/16/21	200	197
Council Of Europe Development Bank	2.625%	2/13/23	425	429
Ecopetrol SA	5.875%	9/18/23	225	246
Ecopetrol SA	4.125%	1/16/25	200	202
Ecopetrol SA	5.375%	6/26/26	750	807
Ecopetrol SA	7.375%	9/18/43	100	120
Ecopetrol SA	5.875%	5/28/45	400	413
Emirates Telecommunications Group Co.
PJSC	3.500%	6/18/24	200	201
Equinor ASA	2.750%	11/10/21	300	302
Equinor ASA	3.150%	1/23/22	150	153
Equinor ASA	2.450%	1/17/23	450	447
Equinor ASA	2.650%	1/15/24	375	374
Equinor ASA	3.700%	3/1/24	150	157
Equinor ASA	3.250%	11/10/24	150	154
Equinor ASA	7.250%	9/23/27	250	321
Equinor ASA	3.625%	9/10/28	175	182
Equinor ASA	5.100%	8/17/40	125	148
Equinor ASA	4.250%	11/23/41	175	187
Equinor ASA	3.950%	5/15/43	125	129
Equinor ASA	4.800%	11/8/43	175	204
European Bank for Reconstruction &
Development	1.875%	7/15/21	225	223
European Bank for Reconstruction &
Development	1.500%	11/2/21	150	147
European Bank for Reconstruction &
Development	1.875%	2/23/22	200	198
European Bank for Reconstruction &
Development	2.750%	3/7/23	925	939
European Investment Bank	1.375%	6/15/20	1,825	1,802
European Investment Bank	2.875%	9/15/20	1,025	1,032
European Investment Bank	1.625%	12/15/20	125	124
European Investment Bank	4.000%	2/16/21	75	77
European Investment Bank	2.000%	3/15/21	1,450	1,440
European Investment Bank	2.500%	4/15/21	850	852
European Investment Bank	2.375%	5/13/21	1,850	1,850
European Investment Bank	1.625%	6/15/21	1,000	984
European Investment Bank	1.375%	9/15/21	100	98
European Investment Bank	2.125%	10/15/21	100	100
European Investment Bank	2.875%	12/15/21	1,150	1,167
European Investment Bank	2.625%	5/20/22	200	202
European Investment Bank	2.375%	6/15/22	1,725	1,728
European Investment Bank	2.500%	3/15/23	600	604
European Investment Bank	2.875%	8/15/23	800	818
European Investment Bank	3.125%	12/14/23	500	517
European Investment Bank	3.250%	1/29/24	810	843
European Investment Bank	2.625%	3/15/24	530	537

European Investment Bank	2.500%	10/15/24	200	201
European Investment Bank	1.875%	2/10/25	1,050	1,021
European Investment Bank	2.375%	5/24/27	225	223
European Investment Bank	4.875%	2/15/36	225	286
Export Development Canada	1.625%	6/1/20	90	89
Export Development Canada	2.000%	11/30/20	805	800
Export Development Canada	1.500%	5/26/21	525	516
Export Development Canada	1.375%	10/21/21	200	195
Export Development Canada	2.500%	1/24/23	40	40
Export Development Canada	2.625%	2/21/24	250	253
Export-Import Bank of Korea	2.500%	11/1/20	200	199
Export-Import Bank of Korea	2.500%	5/10/21	300	297
Export-Import Bank of Korea	4.375%	9/15/21	75	78
Export-Import Bank of Korea	1.875%	10/21/21	250	245
Export-Import Bank of Korea	3.500%	11/27/21	200	203
Export-Import Bank of Korea	5.000%	4/11/22	275	292
Export-Import Bank of Korea	3.000%	11/1/22	600	603
Export-Import Bank of Korea	3.625%	11/27/23	200	206
Export-Import Bank of Korea	4.000%	1/14/24	650	679
Export-Import Bank of Korea	2.625%	5/26/26	200	193
FMS Wertmanagement	2.750%	3/6/23	300	304
FMS Wertmanagement AoeR	2.000%	8/1/22	470	464
Hydro-Quebec	8.400%	1/15/22	375	431
Hydro-Quebec	8.050%	7/7/24	200	249
Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	250	247
Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	250	247
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	250	247
Inter-American Development Bank	1.625%	5/12/20	250	248
Inter-American Development Bank	1.875%	6/16/20	275	273
Inter-American Development Bank	1.375%	7/15/20	185	183
Inter-American Development Bank	2.125%	11/9/20	435	434
Inter-American Development Bank	1.875%	3/15/21	200	198
Inter-American Development Bank	2.625%	4/19/21	700	704
Inter-American Development Bank	2.125%	1/18/22	700	697
Inter-American Development Bank	1.750%	4/14/22	800	787
Inter-American Development Bank	3.000%	9/26/22	500	512
Inter-American Development Bank	2.500%	1/18/23	825	831
Inter-American Development Bank	3.000%	10/4/23	625	643
Inter-American Development Bank	3.000%	2/21/24	900	928
Inter-American Development Bank	2.125%	1/15/25	400	395
Inter-American Development Bank	7.000%	6/15/25	100	123
Inter-American Development Bank	2.000%	6/2/26	750	730
Inter-American Development Bank	2.375%	7/7/27	450	446
Inter-American Development Bank	3.125%	9/18/28	875	921
Inter-American Development Bank	3.875%	10/28/41	200	230
Inter-American Development Bank	3.200%	8/7/42	100	103
International Bank for Reconstruction &
Development	1.875%	4/21/20	1,250	1,243
International Bank for Reconstruction &
Development	1.625%	9/4/20	775	766
International Bank for Reconstruction &
Development	1.625%	3/9/21	1,100	1,085
International Bank for Reconstruction &
Development	1.375%	5/24/21	1,100	1,078
International Bank for Reconstruction &
Development	2.250%	6/24/21	450	449

International Bank for Reconstruction &
Development	2.750%	7/23/21	930	939
International Bank for Reconstruction &
Development	1.375%	9/20/21	1,975	1,931
International Bank for Reconstruction &
Development	2.125%	12/13/21	255	254
International Bank for Reconstruction &
Development	2.000%	1/26/22	145	144
International Bank for Reconstruction &
Development	1.625%	2/10/22	1,025	1,006
International Bank for Reconstruction &
Development	3.000%	9/27/23	1,125	1,156
International Bank for Reconstruction &
Development	2.500%	11/25/24	750	755
International Bank for Reconstruction &
Development	2.500%	7/29/25	1,150	1,157
International Bank for Reconstruction &
Development	3.125%	11/20/25	470	491
International Bank for Reconstruction &
Development	2.500%	11/22/27	350	351
International Bank for Reconstruction &
Development	4.750%	2/15/35	250	311
International Finance Corp.	2.250%	1/25/21	650	649
International Finance Corp.	2.875%	7/31/23	275	281
International Finance Corp.	2.125%	4/7/26	600	589
7 Japan Bank for International Cooperation	2.125%	6/1/20	350	348
7 Japan Bank for International Cooperation	2.125%	7/21/20	330	328
7 Japan Bank for International Cooperation	2.125%	11/16/20	344	341
7 Japan Bank for International Cooperation	3.125%	7/20/21	75	76
7 Japan Bank for International Cooperation	1.500%	7/21/21	750	734
7 Japan Bank for International Cooperation	2.000%	11/4/21	970	956
7 Japan Bank for International Cooperation	2.500%	6/1/22	450	449
7 Japan Bank for International Cooperation	2.375%	7/21/22	250	248
7 Japan Bank for International Cooperation	2.375%	11/16/22	540	536
7 Japan Bank for International Cooperation	3.250%	7/20/23	100	103
7 Japan Bank for International Cooperation	3.375%	7/31/23	100	103
7 Japan Bank for International Cooperation	3.375%	10/31/23	400	413
7 Japan Bank for International Cooperation	3.000%	5/29/24	500	508
7 Japan Bank for International Cooperation	2.125%	2/10/25	330	319
7 Japan Bank for International Cooperation	2.375%	4/20/26	200	195
7 Japan Bank for International Cooperation	2.250%	11/4/26	200	193
7 Japan Bank for International Cooperation	2.750%	11/16/27	800	793
7 Japan Bank for International Cooperation	3.250%	7/20/28	300	309
7 Japan Bank for International Cooperation	3.500%	10/31/28	350	369
7 Japan International Cooperation Agency	2.750%	4/27/27	300	298
8 KFW	1.500%	4/20/20	625	619
8 KFW	1.625%	5/29/20	1,900	1,884
8 KFW	1.875%	6/30/20	1,100	1,093
8 KFW	2.750%	7/15/20	175	176
8 KFW	2.750%	9/8/20	1,700	1,708
8 KFW	2.750%	10/1/20	200	201
8 KFW	1.875%	12/15/20	550	545
8 KFW	1.625%	3/15/21	900	887
8 KFW	1.500%	6/15/21	900	883
8 KFW	1.750%	9/15/21	600	591
8 KFW	2.000%	11/30/21	600	594
8 KFW	3.125%	12/15/21	1,115	1,136

8 KFW	2.500%	2/15/22	1,000	1,006
8 KFW	2.125%	3/7/22	1,000	995
8 KFW	2.125%	6/15/22	750	745
8 KFW	2.000%	10/4/22	950	938
8 KFW	2.375%	12/29/22	450	450
8 KFW	2.125%	1/17/23	1,025	1,016
8 KFW	2.625%	2/28/24	400	404
8 KFW	2.500%	11/20/24	1,800	1,807
8 KFW	2.000%	5/2/25	150	146
8 KFW	2.875%	4/3/28	500	514
8 KFW	0.000%	4/18/36	400	240
8 KFW	0.000%	6/29/37	200	116
Korea Development Bank	4.625%	11/16/21	150	157
Korea Development Bank	3.000%	9/14/22	750	753
Korea Development Bank	3.375%	3/12/23	700	713
Korea Development Bank	3.750%	1/22/24	500	519
8 Landwirtschaftliche Rentenbank	2.250%	10/1/21	45	45
8 Landwirtschaftliche Rentenbank	3.125%	11/14/23	100	103
8 Landwirtschaftliche Rentenbank	2.000%	1/13/25	850	830
8 Landwirtschaftliche Rentenbank	2.375%	6/10/25	475	473
8 Landwirtschaftliche Rentenbank	1.750%	7/27/26	275	261
8 Landwirtschaftliche Rentenbank	2.500%	11/15/27	250	249
Nexen Energy ULC	7.875%	3/15/32	50	70
Nexen Energy ULC	6.400%	5/15/37	450	581
Nexen Energy ULC	7.500%	7/30/39	200	292
Nordic Investment Bank	1.500%	9/29/20	200	197
Nordic Investment Bank	1.625%	11/20/20	200	198
Nordic Investment Bank	2.250%	2/1/21	200	200
Nordic Investment Bank	1.250%	8/2/21	400	390
Nordic Investment Bank	2.125%	2/1/22	200	199
Nordic Investment Bank	2.875%	7/19/23	200	204
9 Oesterreichische Kontrollbank AG	1.500%	10/21/20	300	295
9 Oesterreichische Kontrollbank AG	2.625%	1/31/22	100	101
9 Oesterreichische Kontrollbank AG	3.125%	11/7/23	200	206
3 Oriental Republic of Uruguay	8.000%	11/18/22	125	142
3 Oriental Republic of Uruguay	4.500%	8/14/24	303	319
3 Oriental Republic of Uruguay	4.375%	10/27/27	150	158
3 Oriental Republic of Uruguay	4.375%	1/23/31	208	218
3 Oriental Republic of Uruguay	7.625%	3/21/36	195	269
3 Oriental Republic of Uruguay	4.125%	11/20/45	300	292
3 Oriental Republic of Uruguay	5.100%	6/18/50	965	1,030
Petroleos Mexicanos	5.500%	1/21/21	400	408
Petroleos Mexicanos	6.375%	2/4/21	951	986
Petroleos Mexicanos	4.875%	1/24/22	425	429
Petroleos Mexicanos	5.375%	3/13/22	184	188
Petroleos Mexicanos	3.500%	1/30/23	265	253
Petroleos Mexicanos	4.625%	9/21/23	187	185
Petroleos Mexicanos	4.875%	1/18/24	350	346
Petroleos Mexicanos	4.250%	1/15/25	100	94
Petroleos Mexicanos	2.378%	4/15/25	33	32
Petroleos Mexicanos	4.500%	1/23/26	110	103
Petroleos Mexicanos	6.875%	8/4/26	599	626
Petroleos Mexicanos	6.500%	3/13/27	1,236	1,245
Petroleos Mexicanos	5.350%	2/12/28	556	519
Petroleos Mexicanos	6.500%	1/23/29	375	373
Petroleos Mexicanos	6.625%	6/15/35	625	597
Petroleos Mexicanos	6.625%	6/15/38	150	140

Petroleos Mexicanos	6.500%	6/2/41	400	366
Petroleos Mexicanos	5.500%	6/27/44	184	152
Petroleos Mexicanos	6.375%	1/23/45	500	442
Petroleos Mexicanos	5.625%	1/23/46	367	303
Petroleos Mexicanos	6.750%	9/21/47	1,588	1,461
Petroleos Mexicanos	6.350%	2/12/48	396	349
Province of Alberta	2.200%	7/26/22	400	396
Province of Alberta	3.350%	11/1/23	375	387
Province of Alberta	2.950%	1/23/24	300	303
Province of Alberta	3.300%	3/15/28	250	259
Province of British Columbia	2.000%	10/23/22	200	197
Province of British Columbia	2.250%	6/2/26	300	293
Province of Manitoba	2.050%	11/30/20	300	298
Province of Manitoba	2.100%	9/6/22	150	148
Province of Manitoba	2.125%	6/22/26	90	86
Province of New Brunswick	2.500%	12/12/22	95	95
Province of New Brunswick	3.625%	2/24/28	105	111
Province of Ontario	4.400%	4/14/20	700	713
Province of Ontario	2.550%	2/12/21	180	180
Province of Ontario	2.500%	9/10/21	575	575
Province of Ontario	2.400%	2/8/22	525	524
Province of Ontario	2.250%	5/18/22	500	496
Province of Ontario	2.450%	6/29/22	150	150
Province of Ontario	2.200%	10/3/22	400	396
Province of Ontario	3.400%	10/17/23	760	787
Province of Ontario	3.050%	1/29/24	250	254
Province of Ontario	3.200%	5/16/24	150	155
Province of Ontario	2.500%	4/27/26	250	246
Province of Quebec	3.500%	7/29/20	350	355
Province of Quebec	2.750%	8/25/21	325	327
Province of Quebec	2.375%	1/31/22	100	100
Province of Quebec	2.625%	2/13/23	425	426
Province of Quebec	2.500%	4/20/26	200	198
Province of Quebec	2.750%	4/12/27	850	851
Province of Quebec	7.500%	9/15/29	475	670
Republic of Chile	3.875%	8/5/20	200	203
Republic of Chile	2.250%	10/30/22	175	173
Republic of Chile	3.125%	1/21/26	485	492
3 Republic of Chile	3.240%	2/6/28	460	468
Republic of Chile	3.860%	6/21/47	275	280
Republic of Colombia	4.375%	7/12/21	450	462
Republic of Colombia	4.000%	2/26/24	400	412
Republic of Colombia	8.125%	5/21/24	100	121
3 Republic of Colombia	4.500%	1/28/26	322	340
3 Republic of Colombia	3.875%	4/25/27	565	574
3 Republic of Colombia	4.500%	3/15/29	650	686
Republic of Colombia	10.375%	1/28/33	200	308
Republic of Colombia	7.375%	9/18/37	300	391
Republic of Colombia	6.125%	1/18/41	125	147
3 Republic of Colombia	5.625%	2/26/44	475	534
3 Republic of Colombia	5.000%	6/15/45	965	1,011
Republic of Colombia	5.200%	5/15/49	400	429
Republic of Hungary	6.375%	3/29/21	700	745
Republic of Hungary	5.375%	2/21/23	400	431
Republic of Hungary	5.750%	11/22/23	400	441
Republic of Hungary	5.375%	3/25/24	350	384
Republic of Hungary	7.625%	3/29/41	230	342

Republic of Indonesia	2.950%	1/11/23	425	421
Republic of Indonesia	4.100%	4/24/28	200	203
Republic of Indonesia	4.750%	2/11/29	425	453
6 Republic of Indonesia	4.750%	7/18/47	200	204
Republic of Indonesia	4.350%	1/11/48	300	296
Republic of Italy	6.875%	9/27/23	590	654
Republic of Italy	5.375%	6/15/33	325	346
Republic of Korea	3.875%	9/11/23	200	210
Republic of Korea	5.625%	11/3/25	100	116
Republic of Korea	3.875%	9/20/48	125	132
3 Republic of Panama	4.000%	9/22/24	200	209
3 Republic of Panama	3.750%	3/16/25	200	206
Republic of Panama	7.125%	1/29/26	168	205
Republic of Panama	8.875%	9/30/27	238	329
3 Republic of Panama	3.875%	3/17/28	460	478
Republic of Panama	9.375%	4/1/29	300	438
3 Republic of Panama	6.700%	1/26/36	292	380
3 Republic of Panama	4.500%	4/16/50	410	427
3 Republic of Panama	4.300%	4/29/53	200	200
Republic of Peru	7.350%	7/21/25	225	283
Republic of Peru	8.750%	11/21/33	645	1,010
3 Republic of Peru	6.550%	3/14/37	225	303
Republic of Peru	5.625%	11/18/50	475	610
Republic of Poland	5.125%	4/21/21	275	288
Republic of Poland	5.000%	3/23/22	775	823
Republic of Poland	3.000%	3/17/23	325	327
Republic of Poland	4.000%	1/22/24	350	367
Republic of Poland	3.250%	4/6/26	150	152
Republic of the Philippines	4.000%	1/15/21	350	357
Republic of the Philippines	9.500%	10/21/24	350	462
Republic of the Philippines	10.625%	3/16/25	100	142
Republic of the Philippines	5.500%	3/30/26	225	259
Republic of the Philippines	3.000%	2/1/28	400	395
Republic of the Philippines	3.750%	1/14/29	400	419
Republic of the Philippines	9.500%	2/2/30	225	347
Republic of the Philippines	7.750%	1/14/31	400	564
Republic of the Philippines	6.375%	1/15/32	200	259
Republic of the Philippines	6.375%	10/23/34	550	733
Republic of the Philippines	3.950%	1/20/40	700	737
Republic of the Philippines	3.700%	3/1/41	200	203
Republic of the Philippines	3.700%	2/2/42	350	355
State of Israel	3.150%	6/30/23	400	406
State of Israel	2.875%	3/16/26	200	200
State of Israel	3.250%	1/17/28	300	304
State of Israel	4.500%	1/30/43	200	217
State of Israel	4.125%	1/17/48	250	257
Svensk Exportkredit AB	1.750%	5/18/20	190	189
Svensk Exportkredit AB	1.875%	6/23/20	200	199
Svensk Exportkredit AB	1.750%	8/28/20	380	376
Svensk Exportkredit AB	2.750%	10/7/20	260	261
Svensk Exportkredit AB	1.750%	3/10/21	250	246
Svensk Exportkredit AB	2.875%	5/22/21	200	202
Svensk Exportkredit AB	3.125%	11/8/21	200	204
Svensk Exportkredit AB	2.000%	8/30/22	190	187
Svensk Exportkredit AB	2.875%	3/14/23	195	198
Syngenta Finance NV	3.125%	3/28/22	100	99
United Mexican States	3.500%	1/21/21	100	101

United Mexican States	3.625%	3/15/22	548	558
United Mexican States	3.600%	1/30/25	510	510
United Mexican States	4.125%	1/21/26	445	455
United Mexican States	4.150%	3/28/27	1,300	1,323
United Mexican States	3.750%	1/11/28	675	653
United Mexican States	4.500%	4/22/29	200	207
United Mexican States	8.300%	8/15/31	220	294
United Mexican States	7.500%	4/8/33	100	128
United Mexican States	6.050%	1/11/40	1,083	1,237
United Mexican States	4.750%	3/8/44	765	752
United Mexican States	5.550%	1/21/45	330	362
United Mexican States	4.600%	1/23/46	600	579
United Mexican States	4.350%	1/15/47	760	710
United Mexican States	4.600%	2/10/48	255	247
United Mexican States	5.750%	10/12/10	342	349
Total Sovereign Bonds (Cost $158,725)				160,940
Taxable Municipal Bonds (0.7%)
Alabama Economic Settlement Authority BP
Settlement Revenue	3.163%	9/15/25	90	91
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	5.939%	2/15/47	150	195
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	6.270%	2/15/50	50	65
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	7.499%	2/15/50	50	75
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	8.084%	2/15/50	125	207
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	100	139
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	250	357
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	200	306
California Department of Water Resources
Power Supply Revenue	2.000%	5/1/22	150	148
California GO	2.800%	4/1/21	150	151
California GO	5.700%	11/1/21	250	271
California GO	3.375%	4/1/25	100	104
California GO	3.500%	4/1/28	150	158
California GO	4.500%	4/1/33	190	206
California GO	7.500%	4/1/34	350	505
California GO	4.600%	4/1/38	300	320
California GO	7.300%	10/1/39	75	109
California GO	7.350%	11/1/39	1,425	2,074
California GO	7.625%	3/1/40	205	310
California GO	7.600%	11/1/40	200	310
California State University Systemwide
Revenue	3.899%	11/1/47	50	50
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	50	64
Chicago IL GO	7.045%	1/1/29	50	56
Chicago IL GO	7.375%	1/1/33	150	167
Chicago IL GO	6.314%	1/1/44	100	101

Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	100	126
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	125	167
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	150	189
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	125	164
Clark County NV Airport System Revenue	6.881%	7/1/42	100	101
Clark County NV Airport System Revenue	6.820%	7/1/45	100	151
Commonwealth Financing Authority
Pennsylvania Revenue	3.864%	6/1/38	100	102
Connecticut GO	5.090%	10/1/30	175	192
Connecticut GO	5.850%	3/15/32	200	242
Cook County IL GO	6.229%	11/15/34	50	63
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	100	134
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	50	61
Dallas TX Convention Center Hotel
Development Corp. Hotel Revenue	7.088%	1/1/42	150	199
Dallas TX Independent School District GO	6.450%	2/15/35	100	107
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	61
District of Columbia Water & Sewer Authority
Public Utility Revenue	4.814%	10/1/14	150	173
Florida Board of Administration Finance Corp
Revenue	2.638%	7/1/21	150	150
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.995%	7/1/20	450	452
George Washington University	4.126%	9/15/48	150	158
Georgetown University	4.315%	4/1/49	68	75
Georgetown University	5.215%	10/1/18	59	67
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	248	279
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	149	179
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	74	87
Houston TX GO	6.290%	3/1/32	135	161
Illinois GO	4.950%	6/1/23	400	411
Illinois GO	5.100%	6/1/33	1,200	1,179
Illinois GO	7.350%	7/1/35	300	341
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	50	64
JobsOhio Beverage System Statewide
Liquor Profits Revenue	3.985%	1/1/29	150	159
JobsOhio Beverage System Statewide
Liquor Profits Revenue	4.532%	1/1/35	100	112
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	25	26
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	100	146
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	100	150
Los Angeles CA Unified School District GO	5.755%	7/1/29	200	237
Los Angeles CA Unified School District GO	5.750%	7/1/34	125	154
Los Angeles CA Unified School District GO	6.758%	7/1/34	200	266
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	75	93

	Los Angeles County CA Public Works
	Financing Authority Lease Revenue	7.618%	8/1/40	50	76
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	50	64
	Massachusetts GO	4.200%	12/1/21	125	128
	Massachusetts GO	5.456%	12/1/39	150	185
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	100	127
	Massachusetts Transportation Fund
	Revenue	5.731%	6/1/40	50	63
	Metropolitan Government of Nashville &
	Davidson County TN Convention Center
	Authority Tourism Tax Revenue	6.731%	7/1/43	50	69
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue	7.462%	10/1/46	85	128
	Miami-Dade County FL Aviation Revenue
	(Miami International Airport)	4.280%	10/1/41	125	129
	Michigan State University Revenue	4.496%	8/15/48	50	52
	Mississippi GO	5.245%	11/1/34	50	60
	Missouri Health & Educational Facilities
	Authority Revenue (Washington
	University)	3.652%	8/15/57	100	99
10	New Jersey Economic Development
	Authority Revenue (State Pension
	Funding)	7.425%	2/15/29	225	277
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.104%	12/15/28	100	104
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.561%	12/15/40	400	517
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	100	150
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	400	583
	New York City NY GO	6.246%	6/1/35	25	26
	New York City NY GO	5.517%	10/1/37	50	62
	New York City NY GO	6.271%	12/1/37	100	133
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.750%	6/15/41	50	66
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.952%	6/15/42	50	68
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.011%	6/15/42	50	68
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.440%	6/15/43	100	129
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	175	239
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.767%	8/1/36	150	180
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.508%	8/1/37	100	121
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.572%	11/1/38	75	91
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	400	598
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	5.871%	11/15/39	50	62
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	3.900%	3/15/33	100	104

	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.628%	3/15/39	100	121
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.770%	3/15/39	150	179
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	150	223
	Ohio State University General Receipts
	Revenue	4.910%	6/1/40	100	121
	Ohio State University General Receipts
	Revenue	3.798%	12/1/46	100	103
	Ohio State University General Receipts
	Revenue	4.800%	6/1/11	100	116
	Ohio Water Development Authority Water
	Pollution Control Loan Fund Revenue	4.879%	12/1/34	75	85
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	150	193
	Oregon GO	5.762%	6/1/23	160	172
	Oregon GO	5.892%	6/1/27	75	89
11	Oregon School Boards Association GO	5.528%	6/30/28	50	57
	Pennsylvania Public School Building
	Authority Lease Revenue (School District
	of Philadelphia)	5.000%	9/15/27	50	55
	Pennsylvania Turnpike Commission
	Revenue	5.511%	12/1/45	50	63
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	75	93
	Port Authority of New York & New Jersey
	Revenue	4.960%	8/1/46	250	305
	Port Authority of New York & New Jersey
	Revenue	5.310%	8/1/46	100	109
	Port Authority of New York & New Jersey
	Revenue	4.031%	9/1/48	30	32
	Port Authority of New York & New Jersey
	Revenue	4.926%	10/1/51	100	121
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	550	616
	Port Authority of New York & New Jersey
	Revenue	4.810%	10/15/65	100	118
	President & Fellows of Harvard College
	Massachusetts GO	4.875%	10/15/40	225	272
	President & Fellows of Harvard College
	Massachusetts GO	3.150%	7/15/46	100	95
	Princeton University New Jersey GO	5.700%	3/1/39	200	262
	Regents of the University of California
	Revenue	3.063%	7/1/25	100	102
	Regional Transportation District of Colorado
	Sales Tax Revenue	5.844%	11/1/50	100	136
	Rutgers State University New Jersey
	Revenue	5.665%	5/1/40	50	62
	Sales Tax Securitization Corp. Illinois
	Revenue	3.587%	1/1/43	75	69
	Sales Tax Securitization Corp. Illinois
	Revenue	3.820%	1/1/48	50	47
	Sales Tax Securitization Corp. Illinois
	Revenue	4.787%	1/1/48	100	108
	Salt River Project Arizona Agricultural
	Improvement & Power District Revenue	4.839%	1/1/41	150	180

	San Antonio TX Electric & Gas Systems
	Revenue	5.985%	2/1/39	125	167
	San Antonio TX Electric & Gas Systems
	Revenue	5.808%	2/1/41	125	166
	San Diego County CA Water Authority
	Revenue	6.138%	5/1/49	100	138
	San Francisco CA City & County Public
	Utilities Commission Water Revenue	6.950%	11/1/50	100	146
	San Jose California Redevelopment Agency
	Successor Agency Tax Allocation	3.375%	8/1/34	100	100
	Santa Clara Valley CA Transportation
	Authority Sales Tax Revenue	5.876%	4/1/32	200	240
	South Carolina Public Service Authority
	Revenue	2.388%	12/1/23	100	97
	South Carolina Public Service Authority
	Revenue	6.454%	1/1/50	100	139
	Texas GO	5.517%	4/1/39	50	64
	Texas Transportation Commission Revenue	5.178%	4/1/30	175	206
	Texas Transportation Commission Revenue	4.681%	4/1/40	50	58
	University of California Regents Medical
	Center Revenue	6.548%	5/15/48	250	347
	University of California Regents Medical
	Center Revenue	6.583%	5/15/49	50	69
	University of California Revenue	6.270%	5/15/31	500	502
	University of California Revenue	5.946%	5/15/45	175	227
	University of California Revenue	4.858%	5/15/12	25	28
	University of California Revenue	4.767%	5/15/15	100	110
	University of Southern California GO	5.250%	10/1/11	100	127
	University of Texas Permanent University
	Fund Revenue	3.376%	7/1/47	50	49
	University of Texas Revenue	3.354%	8/15/47	50	48
	University of Texas System Revenue
	Financing System Revenue	6.276%	8/15/41	25	25
	University of Texas System Revenue
	Financing System Revenue	4.794%	8/15/46	75	87
	University of Virginia Revenue	4.179%	9/1/17	50	52
	Utah GO	4.554%	7/1/24	50	53
	Utah GO	3.539%	7/1/25	50	52
	Washington GO	5.140%	8/1/40	150	182
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	250	256
	Wisconsin General Fund Annual
	Appropriation Revenue	3.154%	5/1/27	100	101
11	Wisconsin GO	5.700%	5/1/26	70	79
Total Taxable Municipal Bonds (Cost $23,494)					26,694

		Coupon
Temporary Cash Investment (2.0%)
Money Market Fund (2.0%)
12	Vanguard Market Liquidity Fund (Cost
	$73,541)	2.554%		735,404	73,555

Total Investments (101.4%) (Cost $3,761,259)					3,799,937
Other Asset and Liabilities-Net (-1.4%)					(52,097)
Net Assets (100%)					3,747,840
§	Security value determined using significant unobservable inputs.

1 U.S. government-guaranteed.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of March 31, 2019.
5 Adjustable-rate security, rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the aggregate value of these securities was $28,258,000, representing 0.8% of net assets.
7 Guaranteed by the Government of Japan.
8 Guaranteed by the Federal Republic of Germany.
9 Guaranteed by the Republic of Austria.
10 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation)
12 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
CMT—Constant Maturity Treasury Rate.
GO—General Obligation Bond.
LIBOR—London Inter bank Offered Rate.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-
adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market
Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker.
To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with

Total Bond Market Index Portfolio

its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.
Any assets pledged as initial margin for open contracts are noted in the
Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The portfolio had no open futures contracts at March 31, 2019.

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics
(face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction
Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default
(including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.

D. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio has also entered into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll

Total Bond Market Index Portfolio

transactions as purchases and sales; as such, these transactions may increase the portfolio's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in
Receivables for Investment Securities Sold or Payables for Investment
Securities Purchased.

E. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,451,328	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	97,210	392
Corporate Bonds	—	988,276	1,542
Sovereign Bonds	—	160,940	—
Taxable Municipal Bonds	—	26,694	—
Temporary Cash Investments	73,555	—	—
Total	73,555	3,724,448	1,934